RBC Equity Funds
Prospectus

November 27, 2013

RBC Mid Cap Value Fund	RBC Small Cap Core Fund
Class I: RBMVX	Class A: TEEAX
Class I: RCSIX
RBC SMID Cap Growth Fund
Class A: TMCAX	RBC Microcap Value Fund
Class I: TMCIX	Class A: TMVAX
Class I: RMVIX
RBC Enterprise Fund
Class A: TETAX
Class I: TETIX

As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved the Fund shares described in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund Summaries
This Prospectus describes the equity funds (the “Funds” or each a “Fund”) offered by RBC Funds Trust. Carefully review this important section, which summarizes the Funds’ investment objectives, principal investment strategies and risks, past performance, and fees.	1	RBC Mid Cap Value Fund
	5	RBC SMID Cap Growth Fund
	9	RBC Enterprise Fund
	13	RBC Small Cap Core Fund
	17	RBC Microcap Value Fund
	21	Important Additional Information

More on the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks
	22	Investment Objectives
	22	Principal Investment Strategies
	24	Investing for Temporary Defensive Purposes
	24	Risk Profile of Mutual Funds
	24	Overview of Certain Principal Risks of the Funds
	25	Principal Risks

Management
The Funds are managed by RBC Global Asset Management (U.S.) Inc. (“RBC GAM (U.S.)” or the “Advisor”).	27	Investment Advisor
	27	Portfolio Managers

Shareholder Information
Review this section for details on how shares are valued, how to purchase, sell and exchange shares, related charges and payments of dividends and distributions.	30	Pricing of Fund Shares
	31	Investment Minimums
	32	Additional Policies About Transactions
	34	Instructions for Opening an Account
	35	Instructions for Purchasing and Adding to Your Shares
	36	Automatic Monthly Investments
	36	Dividends and Distributions and Directed Dividend Option
	37	Selling Your Shares
	38	Instructions for Selling Shares (Redemptions)
	39	Additional Policies on Selling Shares (Redemptions)
	40	Exchanging Your Shares
	40	Additional Policies on Exchanges
	41	Additional Shareholder Services
	41	Market Timing and Excessive Trading
	42	Disclosure of Portfolio Holdings
	43	Distribution Arrangements/Sales Charges
	45	Distribution and Service (12b-1) Fees
	45	Shareholder Servicing Plan
	45	Dividends, Distributions and Taxes
	47	Organizational Structure

Financial Highlights
48
Privacy Policy
56

Back Cover
Where to Learn More About the Funds

Fund Summary	RBC Mid Cap Value Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Class I
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.70%
Distribution and Service (12b-1) Fees	None
Other Expenses	3.96%
Total Annual Fund Operating Expenses	4.66%
Fee Waiver and/or Expense Reimbursement[1]	(3.76)%

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement[1]	0.90%

1

The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to 0.90% of the Fund’s average daily net assets. This expense limitation agreement is in place until January 31, 2015 and may not be terminated by the Advisor prior to that date.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class I
One Year	$92
Three Years	$1,065
Five Years	$2,046
Ten Years	$4,525

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 113% of the average value of its portfolio.

1

Fund Summary	RBC Mid Cap Value Fund

Principal Investment Strategies

The Fund normally invests at least 80% of its assets in common stocks of mid-sized companies that are considered to be undervalued in relation to earnings, dividends and/or assets. Mid-sized companies are defined by the Fund as companies that fall within the market capitalization range of $1 billion to $12 billion at the time of purchase. The Advisor uses a disciplined, bottom-up approach to select stocks for the Fund’s portfolio with a focus on fundamental research and qualitative analysis. This analysis considers factors such as attractive and sustainable business fundamentals, financial strength, management strength and low valuation. The Fund normally invests for the long-term, but may sell a security at any time the Advisor considers the security to be overvalued or otherwise unfavorable. The Fund expects to invest primarily in securities of U.S.-based companies, but may also invest in securities of non-U.S. companies.

Principal Risks

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor’s ability to make investment decisions that are suited to achieve the Fund’s investment objective.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor of the Fund’s transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take unprecedented actions to support certain financial institutions and certain segments of the financial markets that experienced extreme volatility. Regulatory organizations may take future legislative or regulatory actions that may affect the operations of the Fund or the Fund’s investments. Such actions could limit or preclude the Fund’s ability to achieve its investment objective.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Mid-Sized Company Risk. Stocks of mid-sized companies may carry greater risks than those of larger companies because mid-sized companies may have less management experience, competitive strengths and financial resources than larger companies. Mid-sized companies may also be more vulnerable to adverse business or economic events and may be more volatile than larger companies.

2

Fund Summary	RBC Mid Cap Value Fund

Value Investing Risk. Value stocks may not increase in price as anticipated by the Advisor if they fall out of favor with investors or the markets favor faster-growing companies.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with those of a broad-based securities index. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

RBC Mid Cap Value Fund – Class I
Annual Total Returns

During the periods shown in the chart for the RBC Mid Cap Value Fund – Class I:

	Quarter	Year	Returns
Best quarter:	Q4	2011	18.10%
Worst quarter:	Q3	2011	-23.41%

The year-to-date return of Class I shares as of September 30, 2013 was 21.44%.

Performance Table

The table below shows after-tax returns for Class I shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. The inception date of the Fund is December 31, 2009.

3

Fund Summary	RBC Mid Cap Value Fund

Average Annual Total Returns (for the periods ended December 31, 2012)

	Past Year	Since Inception
Class I Before Taxes	16.59%	12.44%
Class I After Taxes on Distributions	14.56%	8.88%
Class I After Taxes on Distributions and Sale of Shares	11.17%	8.75%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	18.51%	13.39%

Investment Advisor

RBC Global Asset Management (U.S.) Inc.

Portfolio Managers

The following individuals are primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Stephen E. Kylander, Vice President and Senior Portfolio Manager of the Advisor, has been the lead portfolio manager of the Fund since 2009.

•	Lance F. James, Managing Director and Senior Portfolio Manager of the Advisor, has been a co-manager of the Fund since 2009.

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or a combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case you may be taxed later upon withdrawal of your investment from such arrangement.

For important information about “Purchase and Sale of Fund Shares” and “Payments to Broker-Dealers and Other Financial Intermediaries,” please turn to “Important Additional Information” on page 21 of this Prospectus.

4

Fund Summary	RBC SMID Cap Growth Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Funds in this Prospectus. More information about these and other discounts is available from your financial professional and under the subheading “Reducing the Initial Sales Charge on Purchases of Class A Shares” on page 44 of this Prospectus.

	Class A	Class I
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	None [1]	None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses[2]	0.52%	0.38%
Total Annual Fund Operating Expenses	1.47%	1.08%
Fee Waiver and/or Expense Reimbursement[3]	(0.37)%	(0.23)%

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement[3]	1.10%	0.85%

[1]	A 1.00% CDSC is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

[2]	Other Expenses of the Fund have been restated to reflect a change in expense accrual methodology.

[3]

The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to the net expenses in the table. This expense limitation agreement is in place until January 31, 2015 and may not be terminated by the Advisor prior to that date.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class I
One Year	$681	$87
Three Years	$979	$321
Five Years	$1,298	$573
Ten Years	$2,201	$1,296

5

Fund Summary	RBC SMID Cap Growth Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in common stocks of small- and mid- capitalization growth companies with market capitalizations from $300 million to $6 billion at the time of investment. The Advisor uses a bottom-up investment approach employing fundamental analysis to identify individual companies for inclusion in the Fund’s portfolio.

In analyzing companies for investment, the Advisor looks for, among other things, companies that it believes have:

•	Positive future revenue and earnings growth prospects

•	Consistent financial results

•	High returns on equity and profit margins relative to industry peers

•	A strong balance sheet

•	Attractive valuation metrics

In addition, the Advisor prefers companies that it believes possess the following qualitative characteristics:

•	Superior company management

•	A unique market niche and broad market opportunities

•	Solid accounting methodology

The Fund’s portfolio will normally consist of approximately 70 to 90 companies.

Principal Risks

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor’s ability to make investment decisions that are suited to achieve the Fund’s investment objective.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor of the Fund’s transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take unprecedented actions to support certain financial institutions and certain segments of the financial markets that experienced extreme volatility. Regulatory organizations may take future legislative or regulatory actions that may affect the operations of the Fund or the Fund’s investments. Such actions could limit or preclude the Fund’s ability to achieve its investment objective.

6

Fund Summary	RBC SMID Cap Growth Fund

Growth Investing Risk. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Mid-Sized Company Risk. Stocks of mid-sized companies may carry greater risks than those of larger companies because mid-sized companies may have less management experience, competitive strengths and financial resources than larger companies. Mid-sized companies may also be more vulnerable to adverse business or economic events and may be more volatile than larger companies.

Small Company Risk. The value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities of larger companies, due to narrow markets and limited resources of smaller companies. The Fund’s investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with those of a broad-based securities index. Sales charges are not reflected in the bar chart, and if those charges had been included, the returns would be less than those shown below. The returns for the Fund for the periods prior to April 19, 2004 reflect the performance of predecessor funds. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

RBC SMID Cap Growth Fund – Class A
Annual Total Returns

During the periods shown in the chart for the RBC SMID Cap Growth Fund – Class A:

	Quarter	Year	Returns
Best quarter:	Q2	2003	17.48%
Worst quarter:	Q4	2008	-28.41%

7

Fund Summary	RBC SMID Cap Growth Fund

The year-to-date return of Class A shares (excluding sales charges) as of September 30, 2013 was 23.94%.

Performance Table

The table below shows after-tax returns for Class A shares only and assumes applicable maximum sales charges. After-tax returns for Class I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. The inception date of the Fund (Class A and Class I) is December 31, 1990.

Average Annual Total Returns (for the periods ended December 31, 2012)1

	Past Year	Past 5 Years	Past 10 Years	Since Inception
Class A Before Taxes	10.12%	2.38%	7.19%	10.38%
Class A After Taxes on Distributions	8.15%	1.97%	6.57%	8.86%
Class A After Taxes on Distributions and Sale of Shares	9.22%	2.02%	6.25%	8.71%
Class I Before Taxes	17.03%	3.85%	8.09%	11.00%
Russell 2500™ Growth Index (reflects no deduction for fees, expenses or taxes)	16.13%	4.07%	10.55%	9.54%

[1]

The performance for the period from June 1, 1994 to April 19, 2004 reflects the performance of the Mid Cap Equity Fund, the predecessor to RBC SMID Cap Growth Fund. The performance of the Fund also includes the performance of a common trust fund (“CTF”) account advised by the Advisor (including its predecessor) and managed the same as the Fund in all material respects for the period from December 31, 1990 to June 1, 1994, as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. The CTF account was not registered with the Securities and Exchange Commission (“SEC”) under the 1940 Act and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the CTF account had been registered, the CTF account’s performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

Investment Advisor

RBC Global Asset Management (U.S.) Inc.

Portfolio Manager

•	Kenneth A. Tyszko, Managing Director and Senior Portfolio Manager of the Advisor, has been the lead portfolio manager of the Fund since October 2009.

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or a combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case you may be taxed later upon withdrawal of your investment from such arrangement.

For important information about “Purchase and Sale of Fund Shares” and “Payments to Broker-Dealers and Other Financial Intermediaries,” please turn to “Important Additional Information” on page 21 of this Prospectus.

8

Fund Summary	RBC Enterprise Fund

Investment Objective

The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Funds in this Prospectus. More information about these and other discounts is available from your financial professional and under the subheading “Reducing the Initial Sales Charge on Purchases of Class A Shares” on page 44 of this Prospectus.

	Class A	Class I
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	None [1]	None
Redemption Fee (as a % of amount redeemed or exchanged within
30 days after the date of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.92%	0.92%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses[2]	0.53%	0.29%
Total Annual Fund Operating Expenses	1.70%	1.21%
Fee Waiver and/or Expense Reimbursement[3]	(0.37)%	(0.13)%

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement[3]	1.33%	1.08%

1	A 1.00% CDSC is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

2	Other Expenses of the Fund have been restated to reflect a change in expense accrual methodology.

3

The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to the net expenses in the table. This expense limitation agreement is in place until January 31, 2015 and may not be terminated by the Advisor prior to that date.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class I
One Year	$703	$110
Three Years	$1,046	$371
Five Years	$1,412	$652
Ten Years	$2,439	$1,454

9

Fund Summary	RBC Enterprise Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests primarily in common stocks of companies whose market capitalizations at the time of the Fund’s initial purchase are below the dollar-weighted median market capitalization of companies in the Russell 2000® Index, which are often referred to as “micro-cap” companies. However, the Fund is more broadly authorized to invest in common stocks of small capitalization companies, defined for this purpose as companies whose market capitalizations at the time of initial purchase are at or below the highest capitalization represented in the Russell 2000® Index. As of May 31, 2013, the highest capitalization represented in the Russell 2000® Index was $3.3 billion.

The Fund seeks to provide long-term growth of capital while taking a low risk approach to small company investing. The Fund selects stocks of companies that are selling at prices the Advisor believes are attractive in relation to the companies’ fundamental financial characteristics and business prospects. The Advisor uses a bottom-up approach to select stocks for the Fund’s portfolio with a focus on companies’ competitive positions, strong balance sheets, and profit margin improvement potential. The Advisor believes that portfolios of smaller companies with low valuations, long-term attractive business fundamentals, and near-term profitability improvement potential should produce strong absolute and risk-adjusted returns over time.

Principal Risks

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor’s ability to make investment decisions that are suited to achieve the Fund’s investment objective.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor of the Fund’s transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take unprecedented actions to support certain financial institutions and certain segments of the financial markets that experienced extreme volatility. Regulatory organizations may take future legislative or regulatory actions that may affect the operations of the Fund or the Fund’s investments. Such actions could limit or preclude the Fund’s ability to achieve its investment objective.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

10

Fund Summary	RBC Enterprise Fund

Small and Micro Company Risk. Stocks of smaller and less seasoned companies involve greater risks than those of larger companies. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies. As a result, a Fund’s net asset value may be subject to rapid and substantial changes. Small company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of stock of a smaller company, the Fund may have to sell at a lower price than the Advisor might prefer, or it may have to sell in small quantities over a period of time. Small company risk can be intensified when investing in micro-cap companies. The prices of micro-cap stocks are generally more volatile and their markets are less liquid relative to larger companies. An investment in the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger companies.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with those of a broad-based securities index. The returns for the Fund for the periods prior to September 30, 2004 reflect the performance of a predecessor fund. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

RBC Enterprise Fund – Class I
Annual Total Returns

During the periods shown in the chart for the RBC Enterprise Fund – Class I:

	Quarter	Year	Returns
Best quarter:	Q2	2009	27.91%
Worst quarter:	Q4	2008	-26.11%

The year-to-date return of Class I shares as of September 30, 2013 was 32.02%.

Performance Table

The table below shows after-tax returns for Class I shares only. After-tax returns for Class A shares assume applicable maximum sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on

11

Fund Summary	RBC Enterprise Fund

an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. Performance shown for periods prior to the inception date of Class A (April 19, 2004) and Class I (September 30, 2004) is based on the performance of a class of shares that is no longer offered, adjusted to reflect the fees and expenses and any applicable sales charges of the applicable class. The inception date of the Fund and the prior class of shares is December 2, 1983.

Average Annual Total Returns (for the periods ended December 31, 2012)

	Past Year	Past 5 Years	Past 10 Years	Since Inception
Class I Before Taxes	25.09%	3.04%	8.97%	10.68%
Class I After Taxes on Distributions	25.04%	2.61%	8.05%	8.58%
Class I After Taxes on Distributions and Sale of Shares	16.39%	2.42%	7.73%	8.42%
Class A Before Taxes	17.63%	1.59%	8.06%	10.18%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes; inception calculated from November 30, 1983)	16.35%	3.56%	9.72%	8.83%

Investment Advisor

RBC Global Asset Management (U.S.) Inc.

Portfolio Managers

The following individuals are primarily responsible for the day-to-day management of the Fund’s portfolio:

•

Lance F. James, Managing Director and Senior Portfolio Manager of the Advisor, was the lead portfolio manager from 1999 to 2002, a co-manager from 2002 to 2006 and has been the lead portfolio manager of the Fund since 2006.

•	George Prince, Portfolio Manager of the Advisor, has been a co-manager of the Fund since 2007.

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or a combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case you may be taxed later upon withdrawal of your investment from such arrangement.

For important information about “Purchase and Sale of Fund Shares” and “Payments to Broker-Dealers and Other Financial Intermediaries,” please turn to “Important Additional Information” on page 21 of this Prospectus.

12

Fund Summary	RBC Small Cap Core Fund

Investment Objective

The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Funds in this Prospectus. More information about these and other discounts is available from your financial professional and under the subheading “Reducing the Initial Sales Charge on Purchases of Class A Shares” on page 44 of this Prospectus.

	Class A	Class I
Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	None [1]	None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%	2.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses[2]	0.53%	0.25%
Acquired Fund Fees and Expenses[3]	0.01%	0.01%
Total Annual Fund Operating Expenses	1.64%	1.11%
Fee Waiver and/or Expense Reimbursement[4]	(0.48)%	(0.20)%

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement[4]	1.16%	0.91%

1	A 1.00% CDSC is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

2	Other Expenses of the Fund have been restated to reflect a change in expense accrual methodology.

3

Total Annual Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the direct operating expenses of the Fund and do not include acquired fund fees and expenses.

4

The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to 1.15% (for Class A) and 0.90% (for Class I). This expense limitation agreement is in place until January 31, 2015 and may not be terminated by the Advisor prior to that date.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class I
One Year	$686	$93
Three Years	$1,018	$333
Five Years	$1,373	$592
Ten Years	$2,369	$1,334

13

Fund Summary	RBC Small Cap Core Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests at least 80% of its assets in common stocks of small companies. The Fund currently considers “small companies” to be those within the market capitalization range of the Russell 2000® Index at the time of initial purchase by the Fund. As of May 31, 2013, the market capitalization range of the Russell 2000® Index was $129 million to $3.3 billion.

Principal Risks

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor’s ability to make investment decisions that are suited to achieve the Fund’s investment objective.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor of the Fund’s transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take unprecedented actions to support certain financial institutions and certain segments of the financial markets that experienced extreme volatility. Regulatory organizations may take future legislative or regulatory actions that may affect the operations of the Fund or the Fund’s investments. Such actions could limit or preclude the Fund’s ability to achieve its investment objective.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Small Company Risk. The value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities of larger companies, due to narrow markets and limited resources of smaller companies. The Fund’s investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with those of a broad-based securities index. The returns for the Fund for the periods prior to April 19, 2004 reflect the performance of a predecessor fund. Past performance (before and after taxes) does not

14

Fund Summary	RBC Small Cap Core Fund

indicate how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

RBC Small Cap Core Fund – Class I
Annual Total Returns

During the periods shown in the chart for the RBC Small Cap Core Fund – Class I:

	Quarter	Year	Returns

Best quarter:	Q2	2009	28.47%
Worst quarter:	Q4	2008	-26.15%

The year-to-date return of Class I shares as of September 30, 2013 was 28.84%.

Performance Table

The table below shows after-tax returns for Class I shares only. After-tax returns for Class A shares assume applicable maximum sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. Class I shares were previously designated Class S shares prior to November 27, 2012. The inception date of the Fund (Class S) is August 5, 1991. Performance shown for periods prior to the inception date of Class A (April 19, 2004) is based on the performance of Class S shares, adjusted to reflect the fees and expenses and any applicable sales charges of the applicable class.

Average Annual Total Returns (for the periods ended December 31, 2012)

	Past Year	Past 5 Years	Past 10 Years	Since Inception
Class I Before Taxes	15.47%	6.36%	10.26%	10.28%
Class I After Taxes on Distributions	14.21%	5.50%	8.86%	8.95%
Class I After Taxes on Distributions and Sale of Shares	11.43%	5.25%	8.73%	8.80%
Class A Before Taxes	8.52%	4.83%	9.31%	9.69%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes; inception calculated from July 31, 1991)	16.35%	3.56%	9.72%	9.21%

15

Fund Summary	RBC Small Cap Core Fund

Investment Advisor

RBC Global Asset Management (U.S.) Inc.

Portfolio Manager

•	Lance F. James, Managing Director and Senior Portfolio Manager of the Advisor, has been the lead portfolio manager of the Fund since 1991.

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or a combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case you may be taxed later upon withdrawal of your investment from such arrangement.

For important information about “Purchase and Sale of Fund Shares” and “Payments to Broker-Dealers and Other Financial Intermediaries,” please turn to “Important Additional Information” on page 21 of this Prospectus.

16

Fund Summary	RBC Microcap Value Fund

Investment Objective

The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Funds in this Prospectus. More information about these and other discounts is available from your financial professional and under the subheading “Reducing the Initial Sales Charge on Purchases of Class A Shares” on page 44 of this Prospectus.

	Class A	Class I
Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price,
whichever is less)	None [1]	None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%	2.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses[2]	0.50%	0.32%
Total Annual Fund Operating Expenses	1.65%	1.22%
Fee Waiver and/or Expense Reimbursement[3]	(0.33)%	(0.15)%

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement[3]	1.32%	1.07%

1	A 1.00% CDSC is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

2	Other Expenses of the Fund have been restated to reflect a change in expense accrual methodology.

3

The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to the net expenses in the table. This expense limitation agreement is in place until January 31, 2015 and may not be terminated by the Advisor prior to that date.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class I
One Year	$702	$109
Three Years	$1,035	$372
Five Years	$1,391	$656
Ten Years	$2,391	$1,464

17

Fund Summary	RBC Microcap Value Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in microcap value stocks. The Fund buys microcap value stocks using a quantitative model. Microcap value stocks combine the characteristics of “microcap stocks” and “value stocks.” The Fund defines “microcap stocks” as stocks of companies that have market capitalization at the time of the Fund’s initial purchase of between $20 million and the market capitalization that marks the point between the 8th and 9th deciles of New York Stock Exchange listed stocks (“upper limit”). At the close of business on November 1, 2013, this “upper limit” was approximately $621.41 million. The Fund defines “value stocks” primarily as those with low price-to-book characteristics.

Stocks may be purchased for the Fund’s portfolio if they meet the “microcap stock” and “value stock” criteria described above, are issued by companies which have reported net income for the twelve month period prior to purchase of the stock, and have a low price to book valuation. Low liquidity may eliminate a stock which otherwise meets market capitalization and value criteria or may result in the stock being assigned a lower portfolio weighting. There will be a portfolio review, which may result in a readjustment of holdings, at least once per year. Sales of portfolio holdings may be made gradually over time as required by the liquidity criteria of an individual security.

Principal Risks

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor’s ability to make investment decisions that are suited to achieve the Fund’s investment objective.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor of the Fund’s transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take unprecedented actions to support certain financial institutions and certain segments of the financial markets that experienced extreme volatility. Regulatory organizations may take future legislative or regulatory actions that may affect the operations of the Fund or the Fund’s investments. Such actions could limit or preclude the Fund’s ability to achieve its investment objective.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Small and Micro Company Risk. Stocks of smaller and less seasoned companies involve greater risks than those of larger companies. These companies may not have the management experience, financial resources, product

18

Fund Summary	RBC Microcap Value Fund

diversification and competitive strengths of larger companies. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies. As a result, a Fund’s net asset value may be subject to rapid and substantial changes. Small company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of stock of a smaller company, the Fund may have to sell at a lower price than the Advisor might prefer, or it may have to sell in small quantities over a period of time. Small company risk can be intensified when investing in micro-cap companies. The prices of micro-cap stocks are generally more volatile and their markets are less liquid relative to larger companies. An investment in the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger companies.

Value Investing Risk. Value stocks may not increase in price as anticipated by the Advisor if they fall out of favor with investors or the markets favor faster-growing companies.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with those of a broad-based securities index. The returns for the Fund for the periods prior to April 19, 2004 reflect the performance of a predecessor fund. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

RBC Microcap Value Fund – Class I
Annual Total Returns

During the periods shown in the chart for the RBC Microcap Value Fund – Class I:

	Quarter	Year	Returns
Best quarter:	Q2	2009	26.17%
Worst quarter:	Q4	2008	-29.79%

The year-to-date return of Class I shares as of September 30, 2013 was 29.74%.

Performance Table

The table below shows after-tax returns for Class I shares only. After-tax returns for Class A shares assume applicable maximum sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on

19

Fund Summary	RBC Microcap Value Fund

an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. Class I shares were previously designated Class S shares prior to November 27, 2012. The inception date of the Fund (Class S) is September 10, 1987. Performance shown for periods prior to the inception date of Classes A (April 19, 2004) is based on the performance of Class S shares, adjusted to reflect the fees and expenses and any applicable sales charges of the applicable class.

Average Annual Total Returns (for the periods ended December 31, 2012)

	Past Year	Past 5 Years	Past 10 Years	Since Inception
Class I Before Taxes	20.88%	2.84%	9.74%	8.94%
Class I After Taxes on Distributions	20.72%	2.47%	9.00%	7.46%
Class I After Taxes on Distributions and Sale of Shares	13.79%	2.30%	8.49%	7.23%
Class A Before Taxes	13.59%	1.36%	8.81%	8.41%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes; inception calculated from August 31, 1987)	18.05%	3.55%	9.50%	9.66%

Investment Advisor

RBC Global Asset Management (U.S.) Inc.

Portfolio Manager

•	Lance F. James, Managing Director and Senior Portfolio Manager of the Advisor, has been the lead portfolio manager of the Fund since 2009.

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or a combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case you may be taxed later upon withdrawal of your investment from such arrangement.

For important information about “Purchase and Sale of Fund Shares” and “Payments to Broker-Dealers and Other Financial Intermediaries,” please turn to “Important Additional Information” on page 21 of this Prospectus.

20

Important Additional Information

Purchase and Sale of Fund Shares

You may purchase or redeem (sell) shares of the Funds by phone (1-800-422-2766), by mail (RBC Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701) or by wire. The following table provides the Funds’ minimum initial and subsequent investment requirements, which may be reduced or modified in some cases.

Minimum Initial Investment:
Class A	$1,000 ($250 for IRA and $100 for Automatic Monthly Investment Plan)

Class I	$250,000 ($0 for Qualified Retirement Plans)

Minimum Subsequent Investment:
Class A	$100 ($1,000 for wire purchases and $50 for Automatic Monthly Investment Plan)

Class I	No Minimum

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

21

More on the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks

Investment Objectives

With the exception of the RBC Mid Cap Value Fund, each Fund’s investment objective described in the “Fund Summary” section of this Prospectus is fundamental and cannot be changed without shareholder approval. The investment objective of the RBC Mid Cap Value Fund may be changed by the Board of Trustees without shareholder approval.

Principal Investment Strategies

The information below describes in greater detail each Fund’s principal investment strategies. A full discussion of all permissible investments can be found in the Funds’ Statement of Additional Information (“SAI”).

RBC Mid Cap Value Fund. The Fund normally invests at least 80% of its assets in common stocks of mid-sized companies that are considered to be undervalued in relation to earnings, dividends and/or assets. The 80% investment policy may be changed by the Board without shareholder approval. The Fund will provide notice to shareholders at least 60 days prior to any change to its 80% investment policy. Mid-sized companies are defined by the Fund as companies that fall within the market capitalization range of $1 billion to $12 billion at time of purchase. The Advisor uses a disciplined, bottom-up approach to select stocks for the Fund’s portfolio with a focus on fundamental research and qualitative analysis. This analysis considers factors such as attractive and sustainable business fundamentals, financial strength, management strength and low valuation. The Fund normally invests for the long-term, but may sell a security at any time the Advisor considers the security to be overvalued or otherwise unfavorable. The Fund expects to invest primarily in securities of U.S.-based companies, but may also invest in securities of non-U.S. companies.

RBC SMID Cap Growth Fund. The Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in common stocks of small- and mid-capitalization growth companies with market capitalizations from $300 million to $6 billion at the time of investment. The 80% investment policy may be changed by the Board without shareholder approval. The Fund will provide notice to shareholders at least 60 days prior to any change to its 80% investment policy. The Advisor uses a bottom-up investment approach employing fundamental analysis to identify individual companies for inclusion in the Fund’s portfolio.

In analyzing companies for investment, the Advisor looks for, among other things, companies that it believes have:

•	Positive future revenue and earnings growth prospects

•	Consistent financial results

•	High returns on equity and profit margins relative to industry peers

•	A strong balance sheet

•	Attractive valuation metrics

In addition, the Advisor prefers companies that it believes possess the following qualitative characteristics:

•	Superior company management

•	A unique market niche and broad market opportunities

•	Solid accounting methodology

The Fund’s portfolio will normally consist of approximately 70 to 90 companies.

RBC Enterprise Fund. The Fund normally invests primarily in common stocks of companies whose market capitalizations at the time of the Fund’s initial purchase are below the dollar-weighted median market capitalization of companies in the Russell 2000® Index, which are often referred to as “micro-cap” companies. However, the Fund is more broadly authorized to invest in common stocks of small capitalization companies, defined for this purpose as

22

More on the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks

companies whose market capitalizations at the time of initial purchase are at or below the highest capitalization represented in the Russell 2000® Index. As of May 31, 2013, the highest capitalization represented in the Russell 2000® Index was $3.3 billion.

The Fund seeks to provide long-term growth of capital while taking a low risk approach to small company investing. The Fund selects stocks of companies that are selling at prices the Advisor believes are attractive in relation to the companies’ fundamental financial characteristics and business prospects. The primary valuation ratios used to evaluate stocks are:

•	price relative to earnings

•	price relative to sales

•	price relative to assets as measured by book value

•	price relative to cash flow

The Advisor uses a bottom-up approach to select stocks for the Fund’s portfolio with a focus on companies’ competitive positions, strong balance sheets, and profit margin improvement potential. The Advisor believes that portfolios of smaller companies with low valuations, long-term attractive business fundamentals, and near-term profitability improvement potential should produce strong absolute and risk-adjusted returns over time.

The Fund normally invests for the long-term but may sell a security at any time that the Advisor considers it to be overvalued or otherwise unfavorable.

RBC Small Cap Core Fund. The Fund normally invests at least 80% of its assets in common stocks of small companies. The 80% investment policy may be changed by the Board without shareholder approval. The Fund will provide notice to shareholders at least 60 days prior to any change to its 80% investment policy. The Fund currently considers “small companies” to be those within the market capitalization range of the Russell 2000® Index at the time of initial purchase by the Fund. As of May 31, 2013, the market capitalization range of the Russell 2000® Index was $129 million to $3.3 billion. The Fund generally invests in stocks listed on national or regional exchanges or listed over-the-counter (on NASDAQ) with prices quoted daily in the financial press.

The Fund selects stocks of companies that are selling at prices the Advisor believes are reasonable in relation to the companies’ fundamental financial characteristics and business prospects. The primary valuation ratios used to evaluate stocks are:

•	price relative to earnings

•	price relative to sales

•	price relative to assets as measured by book value

•	price relative to cash flow

The Fund normally invests for the long-term, but may sell a security at any time that the Advisor considers it to be overvalued or otherwise unfavorable.

RBC Microcap Value Fund. The Fund invests, under normal circumstances, at least 80% of its assets in microcap value stocks. The 80% investment policy may be changed by the Board without shareholder approval. The Fund will provide notice to shareholders at least 60 days prior to any change to its 80% investment policy. The Fund buys microcap value stocks using a quantitative model. Microcap value stocks combine the characteristics of “microcap stocks” and “value stocks.” The Fund defines “microcap stocks” as stocks of companies that have market capitalization at the time of the Fund’s initial purchase of between $20 million and the market capitalization that marks the point between the 8th and 9th deciles of New York Stock Exchange listed stocks (“upper limit”). At the close of business on November 1, 2013, this “upper limit” was approximately $621.41 million. The “upper limit” is updated annually. The Fund defines “value stocks” primarily as those with low price-to-book characteristics.

23

More on the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks

Stocks may be purchased for the Fund’s portfolio if they meet the “microcap stock” and “value stock” criteria described above, are issued by companies which have reported net income for the twelve month period prior to purchase of the stock, and have a low price to book valuation. Low liquidity may eliminate a stock which otherwise meets market capitalization and value criteria or may result in the stock being assigned a lower portfolio weighting. There will be a portfolio review, which may result in a readjustment of holdings, at least once per year. Sales of portfolio holdings may be made gradually over time as required by the liquidity criteria of an individual security.

Investing for Temporary Defensive Purposes

Each Fund may respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in temporary defensive instruments, such as cash, short-term debt obligations or other high quality investments. This could prevent losses, but, if a Fund is investing defensively, it may not be investing according to its principal investment strategy and may not achieve its investment objective.

Risk Profile of Mutual Funds

Overview of Certain Principal Risks of the Funds

	Market Risk	Active Management Risk	Foreign Investment Risk	Mid-Sized Company Risk	Small Company Risk	Micro Company Risk
RBC Mid Cap Value Fund	X	X	X	X
RBC SMID Cap Growth Fund	X	X		X	X
RBC Enterprise Fund	X	X			X	X
RBC Small Cap Core Fund	X	X			X
RBC Microcap Value Fund	X	X			X	X

More information on these and other risks can be found in Equity Funds’ SAI.

24

Principal Risks

More on the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks

All the Funds are affected by changes in the economy, or in securities and other markets. There is also the possibility that investment decisions the Advisor makes with respect to the investments of the Funds will not accomplish what they were designed to achieve or that the investments will have disappointing performance.

Because the Funds hold securities with fluctuating market prices, the value of each Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in a Fund could go down as well as up and you can lose money by investing in a Fund.

Your investment is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency, entity, or person.

The principal risks of investing in each Fund are identified in the “Fund Summary” section of this Prospectus and are further described below.

Active Management Risk (All Funds). Each Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these decisions will produce the desired results. Additionally, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available in connection with managing the Funds and may also adversely affect the ability of the Funds to achieve their investment objectives.

Counterparty Risk (All Funds). Each Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor of the Fund’s transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Foreign Risk (RBC Mid Cap Value Fund). Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Government Intervention in Financial Markets Risk (All Funds). Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of a Fund’s portfolio holdings. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. Each Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. The Advisor will monitor developments and seek to manage each Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Market Risk (All Funds). One or more markets in which a Fund invests may go down in value, sometimes sharply and unpredictably, and the value of the Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Events in one market may adversely impact

25

More on the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks

a seemingly unrelated market. The success of a Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by a Fund. Unexpected volatility or illiquidity could impair a Fund’s profitability or result in losses.

Mid-Sized Company Risk (RBC Mid Cap Value Fund and RBC SMID Cap Growth Fund). Stocks of mid-sized companies may carry greater risks than those of larger companies because mid-sized companies may have less management experience, competitive strengths and financial resources than larger companies. They may be less liquid than stocks of larger companies and may be more sensitive to changes in the economy overall. Historically, mid-sized company stocks have been more volatile than those of larger companies.

Small Company Risk (All Funds except RBC Mid Cap Value Fund). Stocks of smaller and less seasoned companies involve greater risks than those of larger companies. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies. As a result, a Fund’s net asset value may be subject to rapid and substantial changes. Small company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of a small company stock, the Fund may have to sell at a lower price than the Advisor might prefer, or it may have to sell in small quantities over a period of time.

Micro-cap Company Risk (RBC Enterprise Fund and RBC Microcap Value Fund). Small company risk can be intensified when investing in micro-cap companies. The prices of micro-cap stocks are generally more volatile and their markets are less liquid relative to larger companies. An investment in the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger companies.

Growth Investing Risk (RBC SMID Cap Growth Fund). Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections.

Value Investing Risk (RBC Mid Cap Value Fund and RBC Microcap Value Fund). Value stocks may not increase in price as anticipated by the Advisor if they fall out of favor with investors or the markets favor faster-growing companies.

26

Management

Investment Advisor

The Funds are advised by RBC Global Asset Management (U.S.) Inc., a wholly owned subsidiary of Royal Bank of Canada (“RBC”). RBC is one of North America’s leading diversified financial services companies and provides personal and commercial banking, wealth management services, insurance, corporate and investment banking, and transaction processing services on a global basis. RBC employs approximately 80,000 people who serve more than 15 million personal, business, public sector and institutional clients through offices in Canada, the U.S. and 44 other countries around the world. The Advisor has been registered with the SEC as an investment advisor since 1983, and has been a portfolio manager of publicly-offered mutual funds since 1986. The Advisor maintains its offices at 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402. The Advisor’s charter is to provide fixed income, equity, and balanced portfolio management services to institutional and individual investors. As of September 30, 2013, the Advisor’s investment team managed approximately $45.6 billion in assets for individuals, public entities, Taft-Hartley plans, corporations, private nonprofits, foundations, endowments, and healthcare organizations.

For these advisory services, each Fund paid a fee (expressed as a percentage of average net assets) during the fiscal year ended September 30, 2013 as follows:

RBC Mid Cap Value Fund	0.70%[1]
RBC SMID Cap Growth Fund	0.70%[1]
RBC Enterprise Fund	0.92%[1,2]
RBC Small Cap Core Fund	0.86%[1,3]
RBC Microcap Value Fund	0.90%[1]

[1]

The Advisor has contractually agreed to waive or limit fees through January 31, 2015 in order to maintain net annual fund operating expenses of the Funds as set forth under each Fund’s “Fees and Expenses of the Fund.” The waiver and limitation excludes brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation (including legal and audit fees and other costs in contemplation of or incident thereto) and indemnification, other expenses not incurred in the ordinary course of each Fund’s business and fees and expenses incurred indirectly by the Fund as a result of investment in shares of another investment company. The Fund will carry forward, for a period not to exceed 12 months from the date on which the Advisor waives fees or pays expenses, any expenses in excess of the expense limitation and repay the Advisor such amounts, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

[2]

Pursuant to the Investment Advisory Agreement for the RBC Enterprise Fund, the Fund pays a contractual fee as follows: 1.00% of the Fund’s average net assets of $30 million or less and 0.90% of net assets over $30 million.

[3]

The advisory fee for the RBC Small Cap Core Fund was reduced on November 27, 2012 to 0.85%. Prior to that date, the advisory fee was 1.00% of the Fund’s average net assets of $30 million or less and 0.90% of net assets over $30 million.

Information regarding the factors considered by the Board of Trustees of each Fund in connection with the most recent approval of the Investment Advisory Agreements with the Advisor is provided in the Funds’ Annual Report for the fiscal year ended September 30, 2013.

The Advisor provides certain administrative services to the Funds.

Additional Payments. The Advisor may make payments, out of its own resources and at no additional cost to the Funds or shareholders, to certain broker-dealers, mutual fund supermarkets, or other financial institutions (“Intermediaries”) in connection with the provision of administrative services; the distribution of the Funds’ shares; and reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in the Funds’ shares). In addition, certain Intermediaries may receive fees from the Funds for providing recordkeeping and other services for individual shareholders and/or retirement plan participants.

Portfolio Managers

The Advisor is responsible for the overall management of each Fund’s portfolio, including security analysis, industry recommendations, cash positions, the purchase and sell decision making process and general daily oversight of the Funds’ portfolios. The individuals primarily responsible for the day-to-day management of each Fund’s portfolio are set forth below:

27

Management

Portfolio Manager	Title	Role on Fund Since	Total Years of Financial Industry Experience	Degrees and Designations	Experience for Last 5 Years
RBC Mid Cap Value Fund: Team Managed with Lead
Stephen E. Kylander	Vice President and Senior Portfolio Manager	Lead since 2009	25 years	MBA from the Harvard Business School, BA Dartmouth College	Vice President and Senior Portfolio Manager at the Advisor since 2006. Portfolio Manager and Senior Analyst, Babson Capital Management, 1999-2006.

Lance F. James	Managing Director and Senior Portfolio Manager	Co-Manager since 2009	33 years	MBA Finance Wharton School of Business-University of Pennsylvania, AB Economics - Princeton University	Managing Director and Senior Portfolio Manager at the Advisor since 2006. Portfolio Manager, OFI Institutional and Babson Capital Management, 1986-2006.

RBC SMID Cap Growth Fund:
Kenneth A. Tyszko	Managing Director and Senior Portfolio Manager	Lead since October 2009	29 years	BS University of Illinois. CPA, CFA charterholder	Managing Director and Senior Portfolio Manager at the Advisor since 2001.

RBC Enterprise Fund: Team Managed with Lead
Lance F. James	Managing Director and Senior Portfolio Manager	Lead from 1999 to 2002 Co-Manager from 2002 to 2006 Lead since 2006	33 years	MBA Finance Wharton School of Business-University of Pennsylvania, AB Economics - Princeton University	Managing Director and Senior Portfolio Manager at the Advisor since 2006. Portfolio Manager, OFI Institutional and Babson Capital Management, 1986-2006.

George Prince	Portfolio Manager	Co-Manager since 2007	16 years	BA Yale University	Portfolio Manager, Senior Equity Analyst at the Advisor since 2006. Senior Equity Analyst, Eagle Asset Management, 2004-2006. Analyst, Babson Capital Management, 2002-2004.

28

Management

Portfolio Manager	Title	Role on Fund Since	Total Years of Financial Industry Experience	Degrees and Designations	Experience for Last 5 Years

RBC Small Cap Core Fund:
Lance F. James	Managing Director and Senior Portfolio Manager	Lead since 1991	33 years	MBA Finance Wharton School of Business - University of Pennsylvania, AB Economics - Princeton University	Managing Director and Senior Portfolio Manager at the Advisor since 2006. Portfolio Manager, OFI Institutional and Babson Capital Management, 1986-2006.

RBC Microcap Value Fund: Quantitative Strategy
Lance F. James	Managing Director and Senior Portfolio Manager	Lead since 2009	33 years	MBA Finance Wharton School of Business - University of Pennsylvania, AB Economics - Princeton University	Managing Director and Senior Portfolio Manager at the Advisor since 2006. Portfolio Manager, OFI Institutional and Babson Capital Management, 1986-2006.

Additional information about the portfolio managers’ compensation arrangements, other accounts managed by the portfolio managers, as applicable, and the portfolio managers’ ownership of securities of the funds they manage is available in the Equity Funds’ SAI.

29

Shareholder Information

Pricing of Fund Shares

How NAV Is Calculated. The net asset value (“NAV”) is the value of a single share. A separate NAV is calculated for each share class of a Fund. The NAV is calculated by adding the total value of the Fund’s investments and other assets, determining the proportion of that total allocable to the particular class, subtracting the liabilities allocable to the class and then dividing that figure by the number of outstanding shares of that class.

1.	NAV is calculated separately for each class of shares.

2.	You can find many Funds’ NAV daily in The Wall Street Journal and in other newspapers or they are available at www.rbcgam.us or by calling 1-800-422-2766.

NAV =	Total Assets of Class – Liabilities
Number of Shares Outstanding

The per share NAV for each Fund is determined and its shares are normally priced at the close of regular trading on the New York Stock Exchange (“NYSE”), or at 4:00 p.m. Eastern time, whichever is earlier, on days the NYSE is open or, at the Funds’ option, on days the primary trading markets for the Funds’ portfolio instruments are open.

Your order for purchase, sale or exchange of shares is generally based on the next applicable price calculated after your order is received in good order by the Fund’s transfer agent. For example: If you place a purchase order to buy shares of a Fund, it must be received before 4:00 p.m. Eastern time in order to receive the NAV calculated at 4:00 p.m. If your order is received after 4:00 p.m. Eastern time, it will be based on the NAV calculated on the next business day at 4:00 p.m. Eastern time. Also, as further explained in the “Purchasing and Adding to Your Shares” section, if a purchase order in proper form is received by an authorized financial intermediary, the order will be treated as if it had been received by the Fund’s transfer agent at the time it is received by the intermediary.

Generally, you may purchase, redeem, or exchange shares of the Funds on any day when the NYSE is open. Purchases, redemptions, and exchanges may be restricted in the event of an early or unscheduled close of the NYSE. The Funds reserve the right to close if the primary trading market of the Funds’ portfolio instruments are closed and Fund management believes that there is not an adequate market to meet purchase, redemption or exchange requests.

Because the RBC Mid Cap Value Fund may own securities that are primarily listed on foreign exchanges which may trade on days when the Fund does not price its shares, the net asset value of the RBC Mid Cap Value Fund may change on days when shareholders will not be able to purchase or redeem shares.

Valuation of Portfolio Securities. On behalf of each Fund, the Board of Trustees has adopted Pricing and Valuation Procedures for determining the value of Fund shares in accordance with applicable law. In general, when the market value of a portfolio security is readily available, the Fund shall rely on independent pricing services or market quotes from independent broker-dealers to determine the market value of portfolio securities. The market value of an equity security is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers or pricing services. Domestic and foreign fixed income securities and non-exchange traded derivatives are generally priced using valuations provided by independent pricing vendors. Prices obtained from pricing vendors utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional–size trading in similar groups of securities, yield, quality, coupon rate, maturity and type of issue. Investments in open-end investment companies are valued at the net asset value of those companies, and those companies may use fair value pricing as described in their prospectuses.

The Pricing and Valuation Procedures provide that, in situations where it is determined that market quotations are not readily available from a pricing service or independent broker-dealer, or the valuations are deemed to be unreliable or do not accurately reflect the value of the securities, Board approved “fair valuation” methodologies will be used. Under the Pricing and Valuation Procedures, fair valuation methodologies may also be used in situations such as the following: a price is determined to be stale (for example, it cannot be valued using the standard

30

Shareholder Information

pricing method because a recent sale price is not available) on more than five consecutive days on which the Fund calculates its NAV; a foreign market is closed on a day when the U.S. markets are open and the last available price in the foreign market is determined not to represent a fair value; or a significant valuation event is determined to have occurred pursuant to the Pricing and Valuation Procedures. Significant valuation events may include, but are not limited to, the following: an event affecting the value of a security traded on a foreign market occurs between the close of that market and the close of regular trading on the NYSE; an extraordinary event like a natural disaster or terrorist act occurs; a large market fluctuation occurs; or an adverse development arises with respect to a specific issuer, such as a bankruptcy filing. “Fair value” is deemed to be the amount that the Fund might reasonably expect to receive for the security upon its current sale. Each such determination shall be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another.

Investment Minimums

You may purchase shares of the Funds through the Funds’ Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations or requirements on buying and selling shares.1 For qualified retirement benefit plans, there is no minimum requirement for initial investment in the Funds. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Minimum Initial Investment

Account Type	Amount
Regular	$1,000
IRA and Uniform Transfer/Gifts to Minors Accounts	$250
By exchange[2] from another RBC Fund into a regular account	$1,000
By exchange[2] from another RBC Fund into an IRA or Uniform Transfer/Gifts to Minors Account	$100
With Automatic Monthly Investments	$100
Class I: Regular – Institutions or Individuals	$250,000
Class I: Through qualified retirement benefit plans	$0

Minimum Additional Investment

Investment Type	Amount
By telephone or mail	$100
By exchange[2] from another RBC Fund into a regular account	$1,000
By exchange[2] from another RBC Fund into an IRA or Uniform Transfer/Gifts to Minors Account	$100
With Automatic Monthly Investments	$50

1

Certain broker-dealers and other financial intermediaries are authorized to accept purchase orders on behalf of a Fund which are processed based on the Fund’s net asset value next determined after your order is received by an organization in proper order before 4:00 p.m., Eastern time, or such earlier time as may be required by an organization. These organizations may be authorized to designate other intermediaries to act in this capacity. These organizations may vary in terms of how they process your orders, and they may charge you transaction fees on purchases of Fund shares and may also impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund or its transfer agent, U.S. Bancorp Fund Services, LLC. These organizations may be the shareholders of record of your shares. These intermediaries are responsible for transmitting requests and delivering funds on a timely basis. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers.

2

All RBC Funds are eligible for exchanges except the following: Prime Money Market Fund (RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, RBC Investor Class), Tax-Free Money Market Fund (RBC Institutional Class 1, RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, RBC Investor Class) and U.S. Government Money Market Fund (RBC Institutional Class 1, RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, RBC Investor Class).

31

Shareholder Information

Additional Policies About Transactions

The Funds cannot process transaction requests unless they are properly completed as described in this section. The Funds may cancel or change their transaction policies without notice. To avoid delays, please call us if you have any questions about these policies.

All purchases must be in US Dollars. All checks must be in US Dollars drawn on a domestic bank. The Funds will not accept payment in cash or money orders. The Funds also do not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks, starter checks, postdated checks, postdated online bill pay checks, or any conditional order or payment.

The transfer agent will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Funds, for any payment that is returned.

The Funds may waive their minimum purchase requirement. Each of the Funds, the Distributor, the Advisor or the transfer agent reserves the right to reject any application for any reason in its sole discretion, including rejection of orders not accompanied by proper payment and orders that are not in the best interests of the Funds and their shareholders. The Funds do not accept applications under certain circumstances or in amounts considered disadvantageous to shareholders.

Telephone Purchase, Exchange and Redemption Privileges. Shareholders who open accounts with the RBC Funds will automatically be granted telephone purchase, exchange and redemption privileges unless the privileges are explicitly declined in writing, either on the account application or by writing to the Funds. If you call the Funds, the Funds’ representative may request personal identification and may tape record the call.

Class A Eligibility. Class A shares are offered by all Funds except the RBC Mid Cap Value Fund and are available to investors who meet the minimum initial investment requirements.

Class I Eligibility. All Funds offer Class I shares to institutions or individuals with a $250,000 minimum requirement for initial investment. There is no minimum requirement for initial investment for participants of qualified retirement plans. The minimum requirement may be waived, at Fund management’s discretion, for certain persons who are charged fees for advisory, investment, consulting or similar services by a financial intermediary or other service provider. The minimum requirement for initial investment for the Funds listed in this paragraph does not apply to investments by employees of the Advisor or its affiliates, officers and trustees of the Funds, partners or employees of law firms that serve as counsel to the Funds or the Funds’ independent trustees, or members of the immediate families of the foregoing (e.g., spouses, parents, children, grandparents, grandchildren, parents-in-law, sons and daughters-in-law, siblings, a sibling’s spouse, and a spouse’s siblings).

IRA and Keogh Account Maintenance Fees. A $15 annual maintenance fee is charged on all IRA and Keogh accounts. Multiple IRA or Keogh accounts associated with a single social security number are charged a maximum annual maintenance fee of $30. If an annual maintenance fee has not yet been charged when the last IRA or Keogh account associated with a particular social security number is completely liquidated, the full annual maintenance fee will be charged to the account at that time. Additionally, a $25 fee will be imposed on non-periodic withdrawals or terminations from IRAs and Keogh plans.

Corporations, Trusts and Other Entities. Additional documentation is normally required for corporations, fiduciaries and others who hold shares in a representative or nominee capacity. We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.

Sales Limited to U.S. Citizens and Resident Aliens. Shares of the RBC Funds may be offered to only United States citizens and United States resident aliens having a social security number or individual tax identification number. This Prospectus should not be considered a solicitation or offering of Fund shares to non-U.S. citizens or non-resident aliens.

32

Shareholder Information

Anti-Money Laundering Procedures. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and as permitted by the Funds’ Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) are required, among other matters, to obtain, verify and record the following information for all registered owners and, in certain circumstances, for others who may be authorized to act on an account: full name, date of birth (for individuals), taxpayer identification number (usually your social security number), and permanent street address. In order to verify your identity, we may cross-reference your identification information with a consumer report or other electronic database, or by requesting a copy of your driver’s license, passport or other identifying document. Corporate, trust and other entity accounts require additional documentation. If we are unable to verify your identity in accordance with the Funds’ policies and procedures, we may reject and return your application, close your account, or take such other action as we deem reasonable and as permitted by law. Please review your account application for additional information.

33

Shareholder Information

Instructions for Opening an Account

If opening an account through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation.

You may purchase shares directly from a Fund by completing a new account application. Contact U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent at 1-800-422-2766 or go to www.rbcgam.us to obtain an application. Once completed, you may submit your application by following one of the steps below.

By Mail	Initial Purchases and All	Registered/Overnight Mail
	Correspondence	RBC Funds
	RBC Funds	c/o U.S. Bancorp Fund Services, LLC
	c/o U.S. Bancorp Fund Services, LLC	615 East Michigan Street, 3rd Floor
	P.O. Box 701	Milwaukee, WI 53202-5207
Milwaukee, WI 53201-0701

	1.	Carefully read, complete and sign the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

	2.	Make check payable to “RBC Funds” and include the name of the Fund in which you are investing on the check. Your initial investment must meet the applicable account minimum requirement.

	3.	Mail or courier application and payment to the applicable address above.

4.

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Funds.

By Wire	U.S. Bank N.A. ABA # 075000022 Credit: U.S. Bancorp Fund Services, LLC Account: 182380369377 Further credit: RBC Funds Shareholder Name and Account Number

To open an account by wire, a completed account application is required before your wire can be accepted. You may mail or deliver overnight your account application to the transfer agent. Upon receipt of your completed application, an account will be established for you. The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire. Your bank must include the name of the Fund you are purchasing, the account number, and your name so that monies can be correctly applied. Your bank should transmit funds by wire as indicated here. Wired funds must be received by 4:00 p.m. Eastern Time to be eligible for same day pricing. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wiring system, or from incomplete wiring instructions.

By Exchange from Another RBC Fund	1-800-422-2766 (all Classes) or www.rbcgam.us

If you already have an account with us and your account is authorized for telephone and/or Internet transaction privileges, you may open an account in all RBC Funds except the following: Prime Money Market Fund (RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, RBC Investor Class), Tax-Free Money Market Fund (RBC Institutional Class 1, RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, RBC Investor Class) and U.S. Government Money Market Fund (RBC Institutional Class 1, RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, RBC Investor Class). The names and registrations on the accounts must be identical. The exchange must meet the applicable minimum exchange amount requirement.

Lost Accounts/Unclaimed Assets

Please note that based upon statutory requirements for returned mail, the Funds and the transfer agent will attempt to locate the investor or rightful owner of the account. If the Funds are unable to locate the investor, then they will determine whether the investor’s account can legally be considered abandoned. The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction.

34

Shareholder Information

Instructions for Purchasing and Adding to Your Shares

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

By Telephone	1-800-422-2766

You may make additional investments ($100 minimum) by telephone. After the Funds receive and accept your request, the Funds will deduct from your checking account (requires banking information to be on file) the cost of the shares. Availability of this service is subject to approval by the Funds and the participating banks.

By Mail	Subsequent Purchases – Regular Mail	Subsequent Purchases - Registered/Overnight Mail
	RBC Funds	RBC Funds
	c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
	P.O. Box 701	615 East Michigan Street, 3rd Floor
	Milwaukee, WI 53201-0701	Milwaukee, WI 53202-5207

	1.	Mail the detachable stub from your confirmation statement. Or, if unavailable, provide the following information with your payment:

	•	Account name and account number
	•	Fund name
	•	Share class

	2.	Make check payable to “RBC Funds” and include your account number on the check. Your investment must meet the $100 minimum additional investment requirement.

	3.	Mail or courier stub and payment to the applicable address above.

4.

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Funds.

By Wire	U.S. Bank, N.A. ABA #075000022 Credit: U.S. Bancorp Fund Services, LLC Account: 182380369377 Further Credit: RBC Funds Shareholder Name and Account Number

Wire share purchases should include the names of each account owner, your account number and the name of the Fund in which you are purchasing shares. You should notify the Funds by telephone that you have sent a wire purchase order to U.S. Bank, N.A.

Wired funds must be received prior to 4:00 pm Eastern time to be eligible for same day pricing. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

By Exchange from Another RBC Fund	Please refer to the information under “Exchanging Your Shares” below.

Automatic Monthly Investment (Class A Shares only)

You may authorize automatic monthly investments in a constant dollar amount ($50 minimum) from your checking account. The Funds will draft your checking account on the same day each month in the amount you authorize via automated clearing house (“ACH”). An initial investment of at least $100 per Fund is also required.

You can also add to your account by using the convenient options described below. The Funds reserve the right to change or eliminate these privileges at any time without notice, to the extent permitted by applicable law.

35

Shareholder Information

Automatic Monthly Investments

Automatic Monthly Investments are processed through an ACH whereby an agreed amount is credited to or debited from a shareholder’s pre-identified bank account. You may authorize automatic monthly investments in a constant dollar amount ($50 minimum) from your checking account. The Fund will draft your checking account on the same day each month in the amount you authorize via ACH. An initial investment of at least $100 per Fund is also required.

Dividends and Distributions and Directed Dividend Option

Dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will differ among classes of a Fund due to differences in distribution expenses. Capital gains, if any, are distributed at least annually. By selecting the appropriate box on the account application, you can elect to receive your distributions (capital gains and dividends) in cash (check), have distributions deposited in a pre-authorized bank account via ACH, have distributions reinvested in the Funds, or into another eligible RBC Fund (as set forth under the caption “Exchanging Your Shares”) without a sales charge. You should maintain the minimum balance in each Fund into which you plan to reinvest distributions. You can change or terminate your participation in the reinvestment option at any time.

If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current net asset value, and to reinvest all subsequent distributions.

DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU HAVE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION THAT MAY BE TAXABLE. (See “Shareholder Information — Dividends, Distributions and Taxes”).

36

Shareholder Information

Selling Your Shares

You may withdraw from your account at any time. Certain redemptions will however require a signature guarantee. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

Withdrawing Money From Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

A signature guarantee is required to redeem shares in the following situations:

•	If you are requesting a change in ownership on your account;

•	When redemption proceeds are payable or sent to any person, address or bank account not on record;

•	If a change of address was received by the transfer agent within the last 30 days;

•	For all redemptions in excess of $50,000 from any shareholder account.

In addition to the situations described above, the Funds and/or the transfer agent reserve the right to require a signature guarantee or other acceptable signature authentication in other instances based on the circumstances relative to the particular situation.

Please refer to “Additional Policies on Selling Shares (Redemptions)” below.

Shares redeemed within 30 days of purchase generally will be subject to a redemption fee of 2.00% of the value of the shares so redeemed. (See “Market Timing and Excessive Trading — Redemption Fee,” below.) The Funds reserve the right to amend their redemption policies. Shareholders will be notified of changes.

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Instructions for Selling Shares (Redemptions)

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

By Telephone	1-800-422-2766

You may withdraw any amount up to $50,000 by telephone, provided that your account is authorized for telephone redemptions. The Funds will send proceeds only to the address or bank of record. You must provide the Fund’s name, your account number, the name(s) of each account owner (exactly as registered), and the number of shares or dollar amount to be redeemed prior to 4:00 p.m. Eastern time for the trade to be processed with that day’s closing price.

By Mail	Regular Mail	Registered/Overnight Mail
	RBC Funds	RBC Funds
	c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
	P.O. Box 701	615 East Michigan Street, 3rd Floor
	Milwaukee, WI 53201-0701	Milwaukee, WI 53202 -5207

1.

In a letter, include the genuine signature of each registered owner (exactly as registered), the name of each account owner, the account number and the number of shares or dollar amount to be redeemed.

	2.	Mail or courier the letter to the applicable address above.

3.

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Funds.

By Wire

Redemption proceeds may be wired to your pre-identified bank account. A $15 fee is deducted from your redemption proceeds for complete share redemptions. In the case of a partial redemption, the fee of $15 will be deducted from the remaining account balance. If your written request is received in good order before 4:00 p.m. Eastern time, the Funds will normally wire the money on the following business day. If the Funds receive your request after 4:00 p.m. Eastern time, the Funds will normally wire the money on the second business day. Contact your financial institution about the time of receipt and availability.

Systematic Redemption Plan (Class A shares only)

You may specify a dollar amount ($50 minimum) to be withdrawn monthly or quarterly or have your shares redeemed at a rate calculated to exhaust the account at the end of a specified period. You must own shares in an open account valued at $10,000 or more when you first authorize the systematic redemption plan. You may cancel or change your plan or redeem all your shares at any time. The Funds will continue withdrawals until your shares are gone or until you or the Fund cancel the plan. Depending upon how long you have held your shares, redemption fees and contingent deferred sales charges may apply.

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Shareholder Information

Additional Policies on Selling Shares (Redemptions)

Each Fund intends to pay redemption proceeds promptly and in any event within seven days after the request for redemption is received in good order. In case of emergencies or other unusual circumstances, each Fund may suspend redemptions or postpone payment for more than seven days, as permitted by law. Redemptions of Fund shares may be suspended when trading on the NYSE is closed or is restricted, in the event of an early or unscheduled close of the primary trading markets for the Fund’s portfolio instruments, or during an emergency which makes it impracticable for the applicable Fund to dispose of its securities or to determine the value of its net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, a Fund may delay redemption payments for more than seven days, as permitted by law.

The Funds cannot accept requests that contain special conditions or effective dates. The Funds may request additional documentation to ensure that a request is genuine. Examples may include a certified copy of a death certificate or divorce decree.

If you request a redemption within 15 days of purchase, the Funds will delay sending your proceeds until it has collected unconditional payment, which may take up to 15 days from the date of purchase. You can avoid this delay by purchasing shares with a federal funds wire. For your protection, if your account address has been changed within the last 30 days, your redemption request must be in writing and signed by each account owner, with signature guarantees. The right to redeem shares may be temporarily suspended in emergency situations only as permitted under federal law.

Signature Validation Program – Non Financial Transactions. You can get a Signature Validation Program Stamp from most banks, credit unions, federal savings and loan associations, or securities dealers, but not a notary public. For your protection, the Funds require a Signature Validation Program Stamp or other acceptable signature authentication if you request:

•	A change in redemption instructions;
•	Maintenance changes of name, address or banking instructions;
•	Beneficiaries changes on Transfer on Death (“TOD”) Accounts;
•	Adding Systematic Purchase Plan;
•	Adding banking instructions;
•	Name change;
•	Trustee change; or
•	UTMA/UGMA custodian change.

Redemption Fee. A 2.00% redemption fee is generally imposed on redemptions and exchanges within 30 days of purchase. See “Market Timing and Excessive Trading — Redemption Fee,” below.

Redemption in Kind. Each Fund reserves the right to make payment in securities rather than cash, known as “redemption in kind,” for amounts redeemed by a shareholder, in any 90-day period, in excess of $250,000 or 1% of Fund net assets, whichever is less. If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Minimum Account Size. You must maintain a minimum account value equal to the current minimum regular initial investment, which is $1,000 for regular shareholder accounts and $250,000 for Class I accounts. There is no minimum account size requirement for retirement plans. If your account falls below a minimum due to redemptions and not market action, the Funds may ask you to increase the account size back to the minimum. If you do not bring the account up to the minimum amount within 60 days after the Funds contact you, the Funds may close the account and send your money to you or begin charging you a fee for remaining below the minimum account size. No CDSC or redemption fees will be imposed on shares redeemed as a result of involuntary account closing.

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Shareholder Information

Exchanging Your Shares

If exchanging shares through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to exchange shares of the Funds and he or she will take care of the necessary documentation. To open a new account through an exchange from an existing RBC Fund account, please refer to “Instructions for Opening an Account” above.

An exchange of shares is technically a sale of shares in one fund followed by a purchase of shares in another fund, and therefore may have tax consequences. By following the instructions below, and subject to such limitations as may be imposed by the RBC Funds, you may exchange shares between all RBC Funds except the following: Prime Money Market Fund (RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, RBC Investor Class), Tax-Free Money Market Fund (RBC Institutional Class 1, RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, RBC Investor Class) and U.S. Government Money Market Fund (RBC Institutional Class 1, RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, RBC Investor Class).

By Telephone	1-800-422-2766	You may make exchanges from one identically registered RBC Fund account into another eligible RBC Fund account, provided that your account is authorized for telephone exchanges.

By Mail	Regular Mail	Registered/Overnight Mail
	RBC Funds	RBC Funds
	c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202-5207

1.

In a letter, include the genuine signature of each registered owner, the account number, the number of shares or dollar amount to be exchanged, the name of the RBC Fund from which the amount is being sold, and the name of the RBC Fund into which the amount is being purchased.

	2.	Mail or courier the letter to the applicable address above.

3.

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Funds.

Monthly Exchanges

You may authorize monthly exchanges ($100 minimum) from one eligible RBC Fund into another eligible RBC Fund. Exchanges will be continued until all shares have been exchanged or until you terminate the service.

Additional Policies on Exchanges

Shares exchanged within 30 days of purchase generally will be subject to a redemption fee of 2.00% of the value of the shares so exchanged. The Funds also reserve the right to limit exchanges. (See “Market Timing and Excessive Trading,” below.)

With the exception of exchanges to or from the Prime Money Market Fund (whose shares are offered through another prospectus), the share class must be the same in the two Funds involved in the exchange. No front-end sales charge will be assessed. For complete information on the RBC Fund you are exchanging into, including fees and expenses, read that fund’s prospectus carefully. Call us for a free copy or contact your investment representative. With the exception of exchanges to Prime Money Market Fund, you must meet the minimum investment requirement of the Fund you are exchanging into. Exchanges to Prime Money Market Fund will be into the RBC Institutional Class 1 shares. The names and registrations on the two accounts must be identical. The exchange privilege (including automatic exchanges) may be changed or eliminated at any time upon 60 days’ notice to shareholders.

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Additional Shareholder Services

Services for the following types of accounts are also available to shareholders. Please call 1-800-422-2766 for more information.

•	Uniform Transfers/Gifts to Minors Accounts
•	TOD Accounts
•	Accounts for corporations, partnerships and retirement plans
•	Coverdell Education Savings Accounts
•	Traditional IRA accounts
•	Roth IRA accounts
•	Simplified Employee Pensions (“SEPs”)

Telephone Services. Telephone trades must be received by or prior to market close. During periods of increased market activity, you may have difficulty reaching the Funds by telephone or may encounter higher than usual call waits. If this happens, contact the Funds by mail or allow sufficient time to place your telephone transaction. The Funds may refuse a telephone request, including a request to redeem shares of a Fund. The Funds will use reasonable procedures to confirm that telephone instructions are genuine. If such procedures are followed, neither the Funds nor any persons or entity that provides services to the RBC Funds will be liable for any losses due to unauthorized or fraudulent instructions. The Funds reserve the right to limit the frequency or the amount of telephone redemption requests. Once a telephone transaction has been placed, it cannot be cancelled or modified.

Shareholder Mailings. To help lower operating costs, the Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, annual report, semi-annual report, general information statement or proxy statement to that address rather than mailing separate documents to each shareholder. This practice is known as “householding.” Shareholders may opt out of this single mailing at any time by calling the RBC Funds at 1-800-422-2766 and requesting the additional copies of Fund documents.

Market Timing and Excessive Trading

Market timing may interfere with the management of a Fund’s portfolio and result in increased costs. The RBC Funds do not accommodate market timers. On behalf of the RBC Funds, the Board of Trustees has adopted policies and procedures to discourage short-term trading or to compensate the Funds for costs associated with it.

Redemption Fee. A 2.00% fee is imposed on redemptions or exchanges of shares of the Funds in this Prospectus within 30 days of purchase. This redemption fee will not be imposed in certain situations, such as: (1) shares purchased through reinvested distributions (dividends and capital gains), (2) shares purchased through 401(k) and other employer-sponsored retirement plans (excluding IRA and other one person retirement plans), (3) shares redeemed in accordance with the systematic redemption plan or monthly exchange program, (4) redemptions following the death or disability of a shareholder (of which the Fund has been notified), or (5) under other circumstances at Fund management’s discretion. The redemption fee may also not be imposed, at Fund management’s discretion, on redemptions or exchanges of shares that occur as part of the periodic rebalancing of accounts in an investment advisor’s asset allocation program and not at the direction of the investment advisor’s client. Each Fund will retain any redemption fees to help cover transaction and tax costs that result from selling securities to meet short-term investor redemption requests. For purposes of calculating the holding period, the Funds will employ the “first in, first out” method, which assumes that the shares sold or exchanged are the ones held the longest. The redemption fee will be deducted from the proceeds that result from the order to sell or exchange.

Restriction and Rejection of Purchase or Exchange Orders. The RBC Funds reserve the right to restrict or reject, for any reason, without any prior notice, any purchase or exchange order. These include transactions representing excessive trading or suspected excessive trading, transactions that may be disruptive to the management of a Fund’s portfolio, and purchase orders not accompanied by proper payment. The RBC Funds reserve the right to delay for up to one business day the processing of exchange requests in the event that, in a Fund’s judgment, such delay would be in the Fund’s best interest, in which case both the redemption and purchase will be processed at the conclusion of the delay period.

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Shareholder Information

If detected, once an accountholder makes five exchanges between RBC Funds during a calendar year, the ability to make additional exchanges for that account may be suspended. In applying these exchange limits, the Funds may consider trading done in multiple accounts under common ownership, control or influence. These exchange limits do not apply to purchases made through the monthly exchange program. In addition, these limits may be modified at the Fund’s discretion for retirement plans to conform to plan exchange features and applicable law and regulation, and for automated or pre-established exchange, asset allocation or dollar cost averaging programs.

The RBC Funds’ policy imposing redemption fees and limiting the number of exchanges applies uniformly to all investors. However, some financial intermediaries, such as investment advisors, broker-dealers, transfer agents and third-party administrators, maintain omnibus accounts in which they aggregate orders of multiple investors and forward aggregated orders to the RBC Funds. Because the Funds receive these orders on an aggregated basis and because these omnibus accounts may not be identified by the financial intermediaries as omnibus accounts, the RBC Funds may be limited in their ability to detect excessive trading or enforce their market timing policy with respect to those omnibus accounts and investors purchasing and redeeming Fund shares through those accounts.

If the RBC Funds identify an investor as a potential market timer or an intermediary as a potential facilitator for market timing in the Funds, even if the above limits have not been reached, the RBC Funds may take steps to restrict or prohibit further trading in the Funds by that investor or through that intermediary. As stated above, the Funds reserve the right to restrict or reject a purchase order for any reason without prior notice. The Funds also reserve the right to terminate an investor’s exchange privilege without prior notice.

Risks Presented by Excessive Trading Practices. Parties engaged in market timing may use many techniques to seek to avoid detection. Despite the efforts of the Funds and their agents to prevent market timing, there is no guarantee that the Funds will be able to prevent all such practices. For example, the Funds receive purchase, exchange and redemption orders through financial intermediaries and cannot always reasonably detect market timing that may be facilitated by these intermediaries or by the use of omnibus account arrangements offered by these intermediaries to investors. Omnibus account arrangements typically aggregate the share ownership positions of multiple shareholders and often result in the Funds being unable to monitor the purchase, exchange and redemption activity of a particular shareholder. To the extent that the Funds and their agents are unable to curtail excessive trading practices in a Fund, those practices may interfere with the efficient management of the Fund’s investment portfolio, and may, for example, cause the Fund to maintain a higher cash balance than it otherwise would have maintained or to experience higher portfolio turnover than it otherwise would have experienced. This could hinder performance and lead to increased brokerage and administration costs. Those increased costs would be borne by Fund shareholders.

For a Fund that invests significantly in foreign securities traded on markets that may close prior to when the Fund determines its NAV, excessive trading by certain shareholders may cause dilution in the value of Fund shares held by other shareholders. Each Fund has procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what it determines to be the fair value of those securities at the time when the Fund determines its NAV, which are intended to mitigate this risk. To the extent that a Fund invests in securities that may trade infrequently, such as securities of smaller companies, it may be susceptible to market timing by investors who seek to exploit perceived price inefficiencies in the Fund’s investments. This is commonly referred to as price arbitrage. In addition, the market for securities of smaller companies may at times show market momentum, in which positive or negative performance may continue for a period of time for reasons unrelated to the fundamentals of the issuer. Certain investors may seek to capture this momentum by trading frequently in the Fund’s shares. Because securities of smaller companies may be less liquid than securities of larger companies, the Fund may be unable to purchase or sell investments at favorable prices in response to cash inflows or outflows caused by timing activity.

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures regarding the disclosure of portfolio holdings is available in the Funds’ SAI. The Funds also make certain portfolio securities information available on their website which is accessed by using the Funds’ link at www.rbcgam.us. Within 15 days of month-end, each Fund’s top ten holdings and related weightings, the total number of Fund holdings and a Fund’s sector/industry weightings (all as of month-end) are posted until replaced by the next month’s information. Within 10 business days of calendar quarter-end, each Fund’s complete portfolio holdings and their weightings are posted until replaced by the next quarter’s information.

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Shareholder Information

Distribution Arrangements/Sales Charges

This section describes the sales charges and fees you will pay as an investor in the share classes offered by the Funds and ways to qualify for reduced sales charges. Class I shares of the Funds have no sales charges or distribution/service fees and, generally, have lower annual expenses than Class A shares.

	Class A	Class I
Sales Charge (Load)	Maximum sales charge of 5.75%. See Schedule below. CDSC of 1.00% on purchases of $1 million or more for redemptions within 12 months of purchase.**	No sales charge.
Distribution and Service (12b-1) Fee	0.25%*	None
Fund Expenses	Higher annual expenses than Class I shares.	Lower annual expenses than Class A shares.

*

Under the 12b-1 Plan, Class A is authorized to pay expenses directly or reimburse the Distributor for costs and expenses incurred in connection with distribution and marketing of Fund shares subject to an annual limit of up to 0.50% of the average daily net assets attributable to Class A shares of a Fund. Currently, the Board of Trustees has approved an annual limit of 0.25% for Class A shares.

**	There are no Class A sales charges imposed on purchases by shareholders who maintain accounts in which Class R shares or Class C shares were converted to Class A shares.

The class of shares that is better for you depends on a number of factors, including the amount you plan to invest and how long you plan to hold the shares. Your financial advisor can help you decide which class of shares is more appropriate for you.

Front-End Sales Charges. Front-end sales charges are imposed on sales of Class A shares of the Funds in this Prospectus at the rates listed in the table below. The sales charge decreases with larger purchases. For example, if you invest more than $100,000, or if your cumulative purchases or the value on your account is more than $100,000, then the sales charge is reduced. (See “Reducing the Initial Sales Charge on Purchases of Class A Shares,” below.) This sales charge will be waived for purchases (i) in accounts invested through wrap programs in which the RBC Funds participate, (ii) in accounts that transferred to an RBC Fund from a series of RBC Funds, Inc. upon the April 16, 2004 reorganization, (iii) in accounts in which Class R shares or Class C shares were converted to Class A shares, (iv) through “one-stop” mutual fund networks, (v) through trust companies and banks acting in a fiduciary, advisor, agency, custodial or similar capacity, or (vi) through group retirement plans. The amount paid for an investment, known as the “offering price,” includes any applicable front-end sales charges. There is no sales charge on reinvested dividends and distributions. Also shown in the table is the portion of the front-end sales charge that is paid to dealers expressed as a percentage of the offering price of a Fund’s shares.

	Sales Charges as a Percentage of		Dealer Concession as a Percentage of Offering Price
For Purchases:	Offering Price	Net Amount Invested
Less than $25,000	5.75%	6.10%	5.00%
$25,000 — $49,999.99	5.00%	5.26%	4.25%
$50,000 — $99,999.99	4.50%	4.71%	3.75%
$100,000 — $249,999.99	3.50%	3.63%	2.75%
$250,000 — $499,999.99	2.50%	2.56%	2.00%
$500,000 — $749,999.99	2.00%	2.04%	1.60%
$750,000 — $999,999.99	1.50%	1.52%	1.20%
$1,000,000 and over	0.00%*	0.00%*	1.00%

*	A 1.00% CDSC is imposed on redemptions within 12 months of purchase. See “Contingent Deferred Sales Charge,” below.

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Reducing the Initial Sales Charge on Purchases of Class A Shares

Combining Accounts of Family Members. You may combine accounts in RBC Funds Class A shares of the Funds listed in this Prospectus and all other RBC Funds Class A shares offered in separate prospectuses in order to qualify for a reduced sales charge (load). The following types of accounts may be aggregated for purposes of reducing the initial sales charge.

•	Accounts owned by you and your immediate family (your spouse and your children under 21 years of age)

•	Single-participant retirement plan accounts owned by you or your immediate family

•	Trust accounts established by you or your immediate family

You need to provide your financial advisor with the information as to which of your accounts qualify as family accounts and this information should be included with your account application.

Letter of Intent. By signing a Letter of Intent (LOI) you can reduce your Class A sales charge. Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period. The LOI will apply to all purchases of RBC Class A shares of the Funds in this Prospectus and all other RBC Funds Class A shares offered in separate prospectuses. Any shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date. Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI. Shares equal to 5.75% of the amount of the LOI will be held in escrow during the 13-month period. If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect. This amount will be obtained from redemption of the escrow shares. Any remaining escrow shares will be released to you.

If you establish an LOI with RBC Funds you can aggregate your accounts as well as the accounts of your immediate family members. You will need to provide written instruction with respect to the other accounts whose purchases should be considered in fulfillment of the LOI.

Rights of Accumulation. For the purpose of qualifying for the lower sales charge rates that apply to larger purchases, you may combine your new purchase of Class A shares with shares of currently owned holdings in Class A shares of the RBC Funds in this Prospectus and all other RBC Funds Class A shares offered in separate prospectuses. The applicable sales charge for the new purchase is based on the total of your current purchase and the current value based on NAV of all other Class A shares you own. You may need to provide your financial advisor with account statements or other information to demonstrate that you qualify for a sales charge reduction.

PLEASE BE ADVISED THAT TO RECEIVE A REDUCTION IN THE INITIAL SALES CHARGE OF YOUR PURCHASES OF CLASS A SHARES OF THE RBC FUNDS, YOU MUST NOTIFY YOUR FINANCIAL ADVISOR AT THE TIME YOU PURCHASE YOUR SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT NOTIFY YOUR FINANCIAL ADVISOR THAT YOU MAY BE ELIGIBLE FOR A SALES CHARGE REDUCTION, YOU MAY NOT RECEIVE A REDUCTION TO WHICH YOU ARE OTHERWISE ENTITLED.

Contingent Deferred Sales Charges. A 1.00% CDSC is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a CDSC. For purposes of determining the CDSC, if you sell only some of your shares, shares that are not subject to any CDSC will be sold first, followed by shares that you have owned the longest. The CDSC is based on the initial offering price or the current sales price of the shares, whichever is less.

Waiving Contingent Deferred Sales Charges (Class A Shares). The contingent deferred sales charge on Class A shares may be waived in the following cases:

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Shareholder Information

•	Redemptions due to death or disability of the shareholder

•	Redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary

•	Tax-free returns of excess contributions to IRAs

•

Permitted exchanges of shares between funds (However, if shares acquired in the exchange are subsequently redeemed within the period during which a contingent deferred sales charge would have applied to the initial shares purchased, the contingent deferred sales charge will not be waived)

The contingent deferred sales charge on Class A shares may also be waived in the following two cases, if together such transactions do not exceed 12% of the value of an account annually:

•	Redemptions through a systematic withdrawal plan

•	Redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70½

The Funds do not provide additional information on sales charges on their website because the information is contained in the Prospectus, which is available on the Funds’ website at www.rbcgam.us.

Distribution and Service (12b-1) Fees

Each Fund has adopted a plan under Rule 12b-1. 12b-1 fees paid pursuant to the plan compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund’s shares and/or for providing shareholder services. Because 12b-1 fees are paid from Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The 12b-1 fees vary by share class as follows:

Class A Shares

Class A shares may pay a 12b-1 fee of up to 0.50% of the average daily net assets of a Fund. Up to 0.25% of this fee may be used for shareholder servicing. Under the 12b-1 Plan, Class A is authorized to pay directly or reimburse the Distributor in connection with distribution and marketing Fund shares subject to an annual limit of up to 0.50% of the average daily net assets attributable to Class A shares of a Fund. Currently, the Board of Trustees has approved an annual limit of 0.25% for 12b-1 fees for Class A shares.

Shareholder Servicing Plan

As of March 26, 2013, the Trust has adopted a Shareholder Servicing Plan (the “Servicing Plan”) that allows Class A and Class I shares of the Funds to pay service fees to firms that provide shareholder services (“Intermediaries”).  Under the Servicing Plan, if an Intermediary provides shareholder services, including responding to shareholder inquiries and assisting shareholders with their accounts, the Fund may pay shareholder servicing fees to the Intermediary at an annual rate not to exceed 0.15%.  Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

Dividends, Distributions and Taxes

Dividends and Distributions. Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. Each Fund will distribute net realized capital gains, if any, at least annually. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

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Annual Statements. Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in October, November, or December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Funds make every effort to reduce the number of corrected forms mailed to you. However, if a Fund finds it necessary to reclassify its distributions or adjust the cost basis of any covered shares (defined below) sold or exchanged after you receive your tax statement, the Fund will send you a corrected Form 1099.

Avoid “Buying a Dividend.” At the time you purchase your Fund shares, a Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Tax Considerations. Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends reported by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

Sale or Redemption of Fund Shares. You will recognize taxable gain or loss on a sale, exchange or redemption of your shares in a Fund, including an exchange for shares of another RBC Fund, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over one year at the time you sell or exchange them. Beginning with the 2012 calendar year, a Fund will be required to report to you and the Internal Revenue Service annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also their cost basis for shares purchased or acquired on or after January 1, 2012 (“covered shares”). Cost basis will be calculated using the Funds’ default method of average cost, unless you instruct a Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial advisor or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected.

Medicare Tax. For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Backup Withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the Internal Revenue Service instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

State and Local Taxes. Fund distributions and gains from the sale or exchange of your Fund shares also may be subject to state, local and foreign taxes.

This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

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Shareholder Information

Organizational Structure

RBC Funds Trust, formerly known as Tamarack Funds Trust, was organized as a Delaware statutory trust on December 16, 2003. Overall responsibility for the management of the Funds is vested in the Board of Trustees. The predecessor funds to the Funds, except the RBC Mid Cap Value Fund, were reorganized as series of RBC Funds Trust effective April 16, 2004.

47

Financial Highlights

The following tables are intended to help you understand each Fund’s financial performance for the past five years of the Fund’s operations, or since a Fund’s inception if less than five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund assuming reinvestment of all dividends and distributions. This information has been audited by Deloitte & Touche LLP, whose Report of Independent Registered Public Accounting Firm, along with each Fund’s financial statements, is included in the Funds’ Annual Report, which is available free of charge at www.rbcgam.us or by calling 1-800-422-2766.

48

Financial Highlights

RBC SMID Cap Growth Fund

		Investment Activities						Distributions
	Net Asset Value, Beginning of Year	Net Investment Loss		Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees		Total from Investment Activities	Net Realized Gains	Total Distributions	Net Asset Value, End of Year
Class A
Year Ended September 30, 2013	$14.61	(0.09	)(a)	3.35	(b	)	3.26	(1.77)	(1.77)	$16.10
Year Ended September 30, 2012	11.41	(0.10	)(a)	3.30	(b	)	3.20	—	—	14.61
Year Ended September 30, 2011	10.94	(0.10	)(a)	0.57	(b	)	0.47	—	—	11.41
Year Ended September 30, 2010	8.89	(0.08	)(a)	2.13	(b	)	2.05	—	—	10.94
Year Ended September 30, 2009	10.18	(0.04	)(a)	(1.17)	(b	)	(1.21)	(0.08)	(0.08)	8.89

Class I
Year Ended September 30, 2013	$15.34	(0.06	)(a)	3.56	(b	)	3.50	(1.77)	(1.77)	$17.07
Year Ended September 30, 2012	11.95	(0.07	)(a)	3.46	(b	)	3.39	—	—	15.34
Year Ended September 30, 2011	11.43	(0.07	)(a)	0.59	(b	)	0.52	—	—	11.95
Year Ended September 30, 2010	9.27	(0.06	)(a)	2.22	(b	)	2.16	—	—	11.43
Year Ended September 30, 2009	10.58	(0.02	)(a)	(1.21)	(b	)	(1.23)	(0.08)	(0.08)	9.27

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.

		Ratios/Supplemental Data
	Total Return*(a)	Net Assets, End of Year (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Loss to Average Net Assets		Ratio of Expenses to Average Net Assets**	Portfolio Turnover Rate***
Class A
Year Ended September 30, 2013	25.08%	$13,620	1.35%	(0.65%	)	1.46%	16%
Year Ended September 30, 2012	28.16%	29,755	1.35%	(0.77%	)	1.60%	10%
Year Ended September 30, 2011	4.21%	23,593	1.35%	(0.75%	)	1.61%	13%
Year Ended September 30, 2010	23.06%	21,940	1.35%	(0.81%	)	1.79%	89%
Year Ended September 30, 2009	(11.61%)	19,421	1.35%	(0.47%	)	1.88%	62%

Class I
Year Ended September 30, 2013	25.48%	$61,546	1.10%	(0.40%	)	1.20%	16%
Year Ended September 30, 2012	28.37%	32,825	1.10%	(0.52%	)	1.35%	10%
Year Ended September 30, 2011	4.55%	33,835	1.10%	(0.49%	)	1.35%	13%
Year Ended September 30, 2010	23.30%	41,121	1.10%	(0.57%	)	1.54%	89%
Year Ended September 30, 2009	(11.36%)	40,098	1.10%	(0.21%	)	1.38%	62%

*	Excludes sales charge.
**

During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

49

Financial Highlights

RBC Enterprise Fund

		Investment Activities						Distributions
	Net Asset Value, Beginning of Year	Net Investment Income/(Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees		Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Year
Class A
Year Ended September 30, 2013	$19.45	0.06	(a)	6.99	(b	)	7.05	(0.02)	—	(0.02)	$26.48
Year Ended September 30, 2012	14.27	(0.02	)(a)	5.20	(b	)	5.18	—	—	—	19.45
Year Ended September 30, 2011	14.43	(0.07	)(a)	(0.09)	(b	)	(0.16)	—	—	—	14.27
Year Ended September 30, 2010	13.37	(0.05	)(a)	1.11	(b	)	1.06	—	—	—	14.43
Year Ended September 30, 2009	16.95	(0.02	)(a)	(1.98)	(b	)	(2.00)	—	(1.58)	(1.58)	13.37

Class I
Year Ended September 30, 2013	$19.85	0.10	(a)	7.16	(b	)	7.26	(0.06)	—	(0.06)	$27.05
Year Ended September 30, 2012	14.53	0.12	(a)	5.20	(b	)	5.32	—	—	—	19.85
Year Ended September 30, 2011	14.67	(0.04	)(a)	(0.10)	(b	)	(0.14)	—	—	—	14.53
Year Ended September 30, 2010	13.57	(0.01	)(a)	1.11	(b	)	1.10	—	—	—	14.67
Year Ended September 30, 2009	17.13	0.01	(a)	(1.99)	(b	)	(1.98)	—	(1.58)	(1.58)	13.57

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.

		Ratios/Supplemental Data
	Total Return*(a)	Net Assets, End of Year (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets**	Portfolio Turnover Rate***
Class A
Year Ended September 30, 2013	36.31%	$3,025	1.33%	0.25%	1.54%	16%
Year Ended September 30, 2012	36.30%	1,387	1.33%	(0.12%)	1.58%	13%
Year Ended September 30, 2011	(1.11%)	1,320	1.33%	(0.44%)	1.57%	27%
Year Ended September 30, 2010	7.93%	2,426	1.33%	(0.35%)	1.76%	22%
Year Ended September 30, 2009	(8.83%)	3,320	1.33%	(0.15%)	2.01%	20%

Class I
Year Ended September 30, 2013	36.69%	$138,882	1.08%	0.44%	1.29%	16%
Year Ended September 30, 2012	36.61%	27	0.99%	0.67%	1.26%	13%
Year Ended September 30, 2011	(0.96%)	3,378	1.08%	(0.25%)	1.29%	27%
Year Ended September 30, 2010	8.11%	25,999	1.08%	(0.10%)	1.51%	22%
Year Ended September 30, 2009	(8.60%)	25,543	1.08%	0.06%	1.50%	20%

*	Excludes sales charge.
**

During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

50

Financial Highlights

RBC Small Cap Core Fund

		Investment Activities						Distributions
	Net Asset Value, Beginning of Year	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees		Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Year
Class A
Year Ended September 30, 2013	$24.45	0.09	(a)	7.65	(b	)	7.74	(0.08)	(1.58)	(1.66)	$30.53
Year Ended September 30, 2012	20.02	(0.06	)(a)	5.89	(b	)	5.83	—	(1.40)	(1.40)	24.45
Year Ended September 30, 2011	19.99	(0.09	)(a)	0.12	(b	)	0.03	—	—	—	20.02
Year Ended September 30, 2010	17.04	(0.09	)(a)	3.04	(b	)	2.95	—	—	—	19.99
Year Ended September 30, 2009	21.27	(0.03	)(a)	(2.17)	(b	)	(2.20)	—	(2.03)	(2.03)	17.04

Class I(c)
Year Ended September 30, 2013	$25.11	0.12	(a)	7.92	(b	)	8.04	(0.12)	(1.58)	(1.70)	$31.45
Year Ended September 30, 2012	20.49	—	(a)(b)	6.02	(b	)	6.02	—	(1.40)	(1.40)	25.11
Year Ended September 30, 2011	20.41	(0.02	)(a)	0.10	(b	)	0.08	—	—	—	20.49
Year Ended September 30, 2010	17.35	(0.04	)(a)	3.10	(b	)	3.06	—	—	—	20.41
Year Ended September 30, 2009	21.55	0.01	(a)	(2.18)	(b	)	(2.17)	—	(2.03)	(2.03)	17.35

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)

Effective November 27, 2012, Class S shares were redesignated as Class I shares. Performance information shown for Class I prior to that date reflects the performance of Class S, and all financial data shown for prior years is for Class S.

		Ratios/Supplemental Data
	Total Return*(a)	Net Assets, End of Year (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets**	Portfolio Turnover Rate***
Class A
Year Ended September 30, 2013	33.57%	$9,186	1.17%††	0.34%	1.48%	26%
Year Ended September 30, 2012	29.76%	4,117	1.30%	(0.27%)	1.77%	35%
Year Ended September 30, 2011	0.20%	1,420	1.30%	(0.37%)	1.80%	40%
Year Ended September 30, 2010	17.31%	519	1.47%†	(0.48%)	2.28%	31%
Year Ended September 30, 2009	(7.07%)	656	1.55%	(0.20%)	2.65%	47%

Class I(b)
Year Ended September 30, 2013	33.96%	$138,426	0.90%††	0.47%	1.20%	26%
Year Ended September 30, 2012	30.08%	53,147	1.05%	(0.01%)	1.52%	35%
Year Ended September 30, 2011	0.39%	42,647	1.05%	(0.09%)	1.54%	40%
Year Ended September 30, 2010	17.64%	43,441	1.22%†	(0.21%)	2.04%	31%
Year Ended September 30, 2009	(6.81%)	40,205	1.30%	0.04%	2.16%	47%

*	Excludes sales charge.
**

During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

51

Financial Highlights

†

Beginning May 26, 2010, the net operating expenses were contractually limited to 1.30% and 1.05% of average daily net assets for Class A and Class I (formerly Class S) respectively. The ratio of net expenses to average net assets represents a blended percentage for the year ended September 30, 2010.

††

Beginning November 27, 2012, the net operating expenses were contractually limited to 1.15% and 0.90% of average daily net assets for Class A and Class I respectively. The ratio of net expenses to average net assets represents a blended percentage for the year ended September 30, 2013.

(a)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(b)

Effective November 27, 2012, Class S shares were redesignated as Class I shares. Performance information shown for Class I prior to that date reflects the performance of Class S, and all financial data shown for prior years is for Class S.

52

Financial Highlights

RBC Microcap Value Fund

		Investment Activities						Distributions
	Net Asset Value, Beginning of Year	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees		Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Year
Class A
Year Ended September 30, 2013	$18.91	0.15	(a)	6.18	(b	)	6.33	(0.14)	—	(0.14)	$25.10
Year Ended September 30, 2012	14.30	0.09	(a)	4.57	(b	)	4.66	(0.05)	—	(0.05)	18.91
Year Ended September 30, 2011	14.59	0.05	(a)	(0.32)	(b	)	(0.27)	(0.02)	—	(0.02)	14.30
Year Ended September 30, 2010	13.15	0.02	(a)	1.44	(b	)	1.46	(0.02)	—	(0.02)	14.59
Year Ended September 30, 2009	16.38	0.05	(a)	(2.30)	(b	)	(2.25)	(0.03)	(0.95)	(0.98)	13.15

Class I(c)
Year Ended September 30, 2013	$18.93	0.20	(a)	6.18	(b	)	6.38	(0.18)	—	(0.18)	$25.13
Year Ended September 30, 2012	14.33	0.13	(a)	4.58	(b	)	4.71	(0.11)	—	(0.11)	18.93
Year Ended September 30, 2011	14.62	0.08	(a)	(0.30)	(b	)	(0.22)	(0.07)	—	(0.07)	14.33
Year Ended September 30, 2010	13.19	0.05	(a)	1.44	(b	)	1.49	(0.06)	—	(0.06)	14.62
Year Ended September 30, 2009	16.47	0.08	(a)	(2.32)	(b	)	(2.24)	(0.09)	(0.95)	(1.04)	13.19

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)

Effective November 27, 2012, Class S shares were redesignated as Class I shares. Performance information shown for Class I prior to that date reflects the performance of Class S, and all financial data shown for prior years is for Class S.

		Ratios/Supplemental Data
	Total Return*(a)	Net Assets, End of Year (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets**	Portfolio Turnover Rate***
Class A
Year Ended September 30, 2013	33.66%	$6,417	1.32%	0.69%	1.52%	4%
Year Ended September 30, 2012	32.62%	4,289	1.32%	0.51%	1.60%	5%
Year Ended September 30, 2011	(1.85%)	3,852	1.32%	0.28%	1.60%	2%
Year Ended September 30, 2010	11.12%	6,968	1.32%	0.12%	1.64%	9%
Year Ended September 30, 2009	(11.74%)	8,358	1.32%	0.50%	1.87%	17%

Class I(b)
Year Ended September 30, 2013	33.96%	$144,915	1.07%	1.08%	1.26%	4%
Year Ended September 30, 2012	32.97%	126,432	1.07%	0.76%	1.35%	5%
Year Ended September 30, 2011	(1.59%)	105,991	1.07%	0.51%	1.35%	2%
Year Ended September 30, 2010	11.33%	145,979	1.07%	0.37%	1.39%	9%
Year Ended September 30, 2009	(11.47%)	162,465	1.07%	0.76%	1.37%	17%

*	Excludes sales charge.
**

During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

53

Financial Highlights

(a)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(b)

Effective November 27, 2012, Class S shares were redesignated as Class I shares. Performance information shown for Class I prior to that date reflects the performance of Class S, and all financial data shown for prior years is for Class S.

54

Financial Highlights

RBC Mid Cap Value Fund

		Investment Activities					Distributions
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class I
Year Ended September 30, 2013	$10.34	0.06	(a)	2.59	—	2.65	(0.16)	(0.48)	(0.64)	$12.35
Year Ended September 30, 2012	9.42	0.09	(a)	2.69	—	2.78	(0.10)	(1.76)	(1.86)	10.34
Year Ended September 30, 2011	10.80	0.13	(a)	(0.52)	—	(0.39)	(0.47)	(0.52)	(0.99)	9.42
Period Ended September 30, 2010(b)	10.00	0.02	(a)	0.78	—	0.80	—	—	—	10.80

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	For the period from December 31, 2009 (commencement of operations) to September 30, 2010.

			Ratios/Supplemental Data
	Total Return*(a)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets**		Portfolio Turnover Rate
Class I
Year Ended September 30, 2013	26.93%		$2,981	0.90%		0.51%		4.66%		113%
Year Ended September 30, 2012	31.73%		2,185	0.90%		0.89%		5.31%		160%
Year Ended September 30, 2011	(5.35%)		1,659	0.90%		1.12%		5.59%		174%
Period Ended September 30, 2010(b)	8.00	%(c)	1,753	0.90	%(d)	0.26	%(d)	12.64	%(d)	161%

*	Excludes sales charge.
**

During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

(a)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(b)	For the period from December 31, 2009 (commencement of operations) to September 30, 2010.
(c)	Not Annualized.
(d)	Annualized.

55

Privacy Policy

RBC Funds
Notice of Privacy Policy & Practices

The RBC Funds recognize and respect the privacy concerns and expectations of our customers, including individuals who provide their nonpublic personal information to the RBC Funds but do not invest in the RBC Funds’ shares.

We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the RBC Funds.

Collection of Customer Information	We collect nonpublic personal information about our customers from the following sources:

	•	Account Applications and Other Forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;

	•	Account History, including information about the transactions and balances in a customer’s accounts; and

	•	Correspondence, written, telephonic or electronic between a customer and the RBC Funds or service providers to the RBC Funds.

Disclosure of Customer Information	We may disclose all of the information described above to certain third parties who are not affiliated with the RBC Funds under one or more of these circumstances:

	•	As Authorized — if you request or authorize the disclosure of the information.

•

As Permitted by Law — for example, sharing information with companies who maintain or service customer accounts for the RBC Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

	•	Under Joint Agreements — we may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

Security, Safeguarding and Destruction of Customer Information and Reports	We require service providers to the RBC Funds:

	•	To maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of, the RBC Funds;

	•	To maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the RBC Funds;

	•	To maintain physical, electronic and procedural safeguards for the proper disposal of consumer report information, as defined in Rule 30(b)(1)(ii) of Regulation S-P.

Delegation

The RBC Funds have delegated the responsibility to implement appropriate written procedures for such safeguarding and disposal of consumer report information and records to the Funds’ transfer agent and/or any other service provider who may come into possession of such information.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the RBC Funds.

56

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Funds’ Reports to shareholders contain additional information on the Funds’ investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

Statement of Additional Information (SAI):

The Equity Funds’ SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

You can get free copies of the Reports and the SAI, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds, or contacting the Funds at:

RBC Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
Telephone: 1-800-422-2766

You may also visit the Funds’ website at www.rbcgam.us for a free copy of the Funds’ Prospectus, SAI or Reports.

Information from the Securities and Exchange Commission:

You can review and obtain copies of Fund documents from the SEC as follows:

In person:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-551-8090.)

By mail:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-1520

(The SEC charges a fee to copy any documents.)

On the EDGAR database via the Internet:

www.sec.gov

By electronic request:

publicinfo@sec.gov

(The SEC charges a fee to copy any documents.)

Investment Company Act File No. 811-21475.

RBC EQ PROSP 11/13

RBC Money Market Funds
Prospectus

November 27, 2013

Prime Money Market Fund
RBC Institutional Class 1:	TPNXX
RBC Institutional Class 2:	TKIXX
RBC Select Class:	TKSXX
RBC Reserve Class:	TRMXX
RBC Investor Class:	TPMXX

U.S. Government Money Market Fund
RBC Institutional Class 1:	TUGXX
RBC Institutional Class 2:	TIMXX
RBC Select Class:	TUSXX
RBC Reserve Class:	TURXX
RBC Investor Class:	TUIXX

Tax-Free Money Market Fund
RBC Institutional Class 1:	TTEXX
RBC Institutional Class 2:	TMIXX
RBC Select Class:	TMKXX
RBC Reserve Class:	TMRXX
RBC Investor Class:	TREXX

As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved the Fund shares described in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund Summaries
This Prospectus describes the money market funds (the “Funds” or each a “Fund”) offered by RBC Funds Trust. Carefully review this important section, which summarizes the Funds’ investment objectives, principal investment strategies and risks, past performance, and fees.	1	Prime Money Market Fund
	6	U.S. Government Money Market Fund
	10	Tax-Free Money Market Fund
	15	Important Additional Information

More on the Funds’ Principal Investment Strategies and Principal Risks
	16	Investment Objectives
	16	Principal Investment Strategies
	17	Principal Risks

Management
The Funds are managed by RBC Global Asset Management (U.S.) Inc. (“RBC GAM (U.S.)” or the “Advisor”).	21	Investment Advisor

Shareholder Information
	23	Pricing of Fund Shares
	24	Purchasing and Selling Your Shares
	25	Additional Purchase and Sale Information – RBC Institutional Class 1 and RBC Institutional Class 2
	26	Additional Purchase and Sale Information – RBC Select Class, RBC Reserve Class, and RBC Investor Class
	26	Additional Purchase and Sale Information – RBC Select Class, RBC Reserve Class, RBC Investor Class and RBC Institutional Class 2
	26	Telephone Purchase, Exchange and Redemption Privileges
	26	Information for Direct Clients of RBC Wealth Management
	27	Information for Clients of Introducing Brokers that Clear Transactions through RBC Correspondent Services
	27	Information for Clients of RBC Advisor Services
	27	Additional Policies About Transactions
	28	Instructions for Opening an Account – RBC Institutional Class 1 and RBC Institutional Class 2
	29	Instructions for Adding to Your Shares – RBC Institutional Class 1 and RBC Institutional Class 2
	30	Automatic Monthly Investments
	30	Dividends and Distributions and Directed Dividend Option
	31	Selling Shares – RBC Institutional Class 1 and RBC Institutional Class 2
	32	Instructions for Selling Shares (Redemptions) – RBC Institutional Class 1 and RBC Institutional Class 2

34	No Exchange Privilege – RBC Institutional Class 1 and RBC Institutional Class 2 of the Funds (Except RBC Institutional Class 1 of Prime Money Market Fund)
34	Exchanging Your Shares – RBC Institutional Class 1 of Prime Money Market Fund
35	Exchanging Your Shares – RBC Select Class, RBC Reserve Class and RBC Investor Class
35	Additional Policies on Exchanges
35	Additional Shareholder Services
35	Market Timing and Excessive Trading

36	Disclosure of Portfolio Holdings
36	Shareholder Servicing Fees – RBC Institutional Class 1
36	Shareholder Account and Distribution Services (12b-1) Fees – RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, and RBC Investor Class
36	Dividends, Distributions and Taxes
38	Organizational Structure

Financial Highlights
39

Privacy Policy
46

Back Cover
Where to Learn More About the Funds

Fund Summary	Prime Money Market Fund

Investment Objective

The Fund is a money market fund that seeks to achieve as high a level of current income obtainable from investments in short-term securities as is consistent with prudent investment management, the preservation of capital and the maintenance of liquidity.

Fees and Expenses of the Fund

This table describes fees and expenses that you may pay if you buy and hold shares of the Fund.

	RBC Institutional Class 1	RBC Institutional Class 2	RBC Select Class	RBC Reserve Class	RBC Investor Class
Shareholder Fees (fees paid directly from your investment)	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fee	None	0.15%	0.80%	0.90%	1.00%
Other Expenses
Shareholder Servicing Fee	0.05%	None	None	None	None
Other Expenses[1]	0.03%	0.02%	0.02%	0.02%	0.02%
Total Other Expenses	0.08%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	0.18%	0.27%	0.92%	1.02%	1.12%
Fee Waiver and/or Expense Reimbursement	0.00%[2]	0.00%[3]	(0.12)%[3]	(0.12)%[3]	(0.07)%[3]

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.18%[2]	0.27%[3]	0.80%[3]	0.90%[3]	1.05%[3]

1	Other Expenses of the Fund have been restated to reflect a change in expense accrual methodology.

2

The Advisor has contractually agreed to waive fees and/or pay operating expenses of RBC Institutional Class 1 in order to limit total expenses (excluding interest, taxes, brokerage commissions, or non-routine expenses such as litigation) to 0.20%. This Expense Limitation Agreement is in place until January 31, 2015 and may not be terminated by the Advisor prior to that date.

3

RBC Capital Markets, LLC (“RBC Capital Markets”) has contractually agreed to waive distribution and service fees and/or reimburse the Fund in order to limit the total expenses of each class (excluding interest, brokerage commissions, taxes, or non-routine expenses such as litigation) to the net expenses in the table (0.30% in the case of RBC Institutional Class 2), subject to an annual maximum amount equal to the distribution and service fees payable to RBC Capital Markets. This Expense Limitation Agreement is in place until January 31, 2015 and may not be terminated by RBC Capital Markets prior to that date.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
RBC Institutional Class 1	$18	$58	$101	$230
RBC Institutional Class 2	$28	$87	$152	$343
RBC Select Class	$82	$281	$498	$1,120
RBC Reserve Class	$92	$313	$552	$1,237
RBC Investor Class	$107	$349	$610	$1,357

Fund Summary	Prime Money Market Fund

Principal Investment Strategies

The Prime Money Market Fund invests in a variety of high quality money market instruments, including commercial paper, corporate debt obligations, U.S. Government securities, bank securities, certificates of deposit, taxable municipal obligations, asset-backed securities, debt issued or guaranteed by foreign governments, and repurchase agreements. The Fund may invest a portion of its net assets in tax-exempt municipal obligations, including participation interests.

The Fund invests only in eligible securities as defined by Rule 2a-7 of the Investment Company Act of 1940, as amended (the “1940 Act”). Eligible securities generally must have received one of the two highest short-term ratings from at least two Nationally Recognized Statistical Ratings Organizations (such as Standard & Poor’s Financial Services LLC (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch Ratings Ltd. (“Fitch”)) or by one if only one rating organization has rated the security. If unrated, a security must be determined by the Advisor to be of comparable quality. The Fund currently invests exclusively in first tier securities. The Fund invests only in securities having remaining maturities of 397 days or less and maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life (portfolio maturity measured without reference to provisions that otherwise permit the maturity of certain adjustable rate securities to be deemed to be “shortened” to their next interest rate reset date) of 120 days or less. Immediately after any investment by the Fund in a security (other than a U.S. Government security or a security that is “guaranteed” by another party), the Fund may not have more than 5% of its assets invested in securities of the issuer, except for certain temporary investments.

Principal Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor’s ability to make investment decisions that are suited to achieve the Fund’s investment objective. The Fund’s emphasis on quality and stability could also cause it to underperform other money market funds, particularly those that take greater maturity and credit risks.

Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit, time deposits and bankers acceptances. To the extent the Fund focuses its investments in these instruments or invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests. Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor to the Fund’s transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

General Economic and Market Conditions Risk. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic

2

Fund Summary	Prime Money Market Fund

uncertainty, changes in laws and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take unprecedented actions to support certain financial institutions and certain segments of the financial markets that experienced extreme volatility. Regulatory organizations may take future legislative or regulatory actions that may affect the operations of the Fund or its investments or preclude the Fund’s ability to achieve its investment objective.

Interest Rate Risk. The Fund’s yield will fluctuate as the general level of interest rates change. During periods when interest rates are low, the Fund’s yield will also be low.

Issuer/Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

Liquidity Risk. Significant redemptions by large investors in the Fund could have a material adverse effect on the Fund’s other shareholders and the net asset value could be affected by forced selling during periods of high redemption pressures and/or illiquid markets.

Reinvestment Risk. Reinvestment risk is the risk that a fixed income security’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original security. Call risk is a type of reinvestment risk. It is the possibility that during periods of falling interest rates, issuers may call securities with higher coupon or interest rates before maturity. If a security is called, the Fund may have to reinvest the proceeds at lower interest rates resulting in a decline in the Fund’s income.

Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign government entities known as sovereign debt securities. These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

Variable Rate Demand Note Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaults during periods in which the Fund is not entitled to exercise its demand rights.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing the Fund’s average annual returns for the past 1, 5 and 10 years. The returns for the Fund for the periods prior to April 19, 2004 reflect the performance of a predecessor fund. Past performance does not indicate how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

For the Fund’s current seven-day yield, call 1-800-422-2766.

3

Fund Summary	Prime Money Market Fund

Prime Money Market Fund – RBC Institutional Class 1
Annual Total Returns

During the periods shown in the chart for the Prime Money Market Fund:

	Quarter	Year	Returns
Best quarter:	Q3	2007	1.18%
Worst quarter:	Q4	2011	0.02%

The year-to-date return as of September 30, 2013 was 0.04%.

Average Annual Total Returns (for the periods ended December 31, 2012)

	Past Year	Past 5 Years	Past 10 Years
RBC Institutional Class 1	0.10%	0.65%	1.59%
RBC Institutional Class 2*	0.01%	0.57%	1.54%
RBC Select*	0.01%	0.48%	1.50%
RBC Reserve*	0.01%	0.47%	1.49%
RBC Investor*	0.01%	0.45%	1.49%

*

The inception date is November 21, 2008. Performance shown prior to the inception date is based on the performance, fees and expenses of RBC Institutional Class 1 shares of the Fund, and its predecessors, and has not been adjusted to reflect the fees and expenses of RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, and RBC Investor Class shares. If the performance could have been adjusted for fees and expenses, the 5 and 10 year performance shown for the RBC Select, Reserve and Investor Classes would have been lower.

Investment Advisor

RBC Global Asset Management (U.S.) Inc.

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case you may be taxed later upon withdrawal of your investment from such arrangement.

4

Fund Summary	Prime Money Market Fund

For important information about “Purchase and Sale of Fund Shares” and “Payments to Broker-Dealers and Other Financial Intermediaries,” please turn to “Important Additional Information” on page 15 of this Prospectus.

5

Fund Summary	U.S. Government Money Market Fund

Investment Objective

The Fund is a money market fund that seeks to achieve as high a level of current income obtainable from investments in short-term securities as is consistent with prudent investment management, the preservation of capital and the maintenance of liquidity.

Fees and Expenses of the Fund

This table describes fees and expenses that you may pay if you buy and hold shares of the Fund.

	RBC Institutional Class 1	RBC Institutional Class 2	RBC Select Class	RBC Reserve Class	RBC Investor Class
Shareholder Fees (fees paid directly from your investment)	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.10%	0.10%	0.10%	0.10%	0.10%

Distribution and Service (12b-1) Fee	None	0.15%	0.80%	0.90%	1.00%

Other Expenses
Shareholder Servicing Fee	0.05%	None	None	None	None
Other Expenses	0.02%	0.02%	0.02%	0.02%	0.02%
Total Other Expenses	0.07%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	0.17%	0.27%	0.92%	1.02%	1.12%
Fee Waiver and/or Expense Reimbursement	0.00%[1]	0.00%[2]	(0.15)%[2]	(0.17)%[2]	(0.12)%[2]

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.17%[1]	0.27%[2]	0.77%[2]	0.85%[2]	1.00%[2]

1

The Advisor has contractually agreed to waive fees and/or pay operating expenses of RBC Institutional Class 1 in order to limit total expenses (excluding interest, taxes, brokerage commissions, or non-routine expenses such as litigation) to 0.20%. This Expense Limitation Agreement is in place until January 31, 2015 and may not be terminated by the Advisor prior to that date.

2

RBC Capital Markets, LLC (“RBC Capital Markets”) has contractually agreed to waive distribution and service fees and/or reimburse the Fund in order to limit the total expenses of each class (excluding interest, brokerage commissions, taxes, or non-routine expenses such as litigation) to the net expenses in the table (0.30% in the case of RBC Institutional Class 2), subject to an annual maximum amount equal to the distribution and service fees payable to RBC Capital Markets. This Expense Limitation Agreement is in place until January 31, 2015 and may not be terminated by RBC Capital Markets prior to that date.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
RBC Institutional Class 1	$17	$55	$96	$217
RBC Institutional Class 2	$28	$87	$152	$343
RBC Select Class	$79	$278	$495	$1,118
RBC Reserve Class	$87	$308	$547	$1,232
RBC Investor Class	$102	$344	$605	$1,352

6

Fund Summary	U.S. Government Money Market Fund

Principal Investment Strategies

The U.S. Government Money Market Fund invests in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and in repurchase agreements secured by such obligations. In normal market conditions, the Fund invests at least 80% of its assets in U.S. Government securities and in repurchase agreements secured by them. However, the Advisor will attempt to keep substantially all of the Fund’s assets invested in these instruments. The Fund may also invest a portion of its net assets in tax-exempt municipal obligations, including participation interests.

The Fund invests only in eligible securities as defined by Rule 2a-7 of the 1940 Act. Eligible securities generally must have received one of the two highest short-term ratings from at least two Nationally Recognized Statistical Ratings Organizations (such as S&P, Moody’s or Fitch) or by one if only one rating organization has rated the security. If unrated, a security must be determined by the Advisor to be of comparable quality. The Fund currently invests exclusively in first tier securities. The Fund invests only in securities having remaining maturities of 397 days or less and maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life (portfolio maturity measured without reference to provisions that otherwise permit the maturity of certain adjustable rate securities to be deemed to be “shortened” to their next interest rate reset date) of 120 days or less. Immediately after any investment by the Fund in a security (other than a U.S. Government security or a security that is “guaranteed” by another party), the Fund may not have more than 5% of its assets invested in securities of the issuer, except for certain temporary investments.

Principal Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor’s ability to make investment decisions that are suited to achieve the Fund’s investment objective. The Fund’s emphasis on quality and stability could also cause it to underperform other money market funds, particularly those that take greater maturity and credit risks.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor to the Fund’s transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

General Economic and Market Conditions Risk. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take unprecedented actions to support certain financial institutions and certain segments of the financial markets that experienced extreme volatility. Regulatory organizations may take future legislative or regulatory actions that may affect the operations of the Fund or its investments or preclude the Fund’s ability to achieve its investment objective.

Government Obligations Risk. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises (such as Fannie Mae and Freddie Mac) have historically involved little risk of loss of principal if held to maturity. However, the maximum potential liability of the issuers of some of these securities may greatly

7

Fund Summary	U.S. Government Money Market Fund

exceed their current resources and no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Interest Rate Risk. The Fund’s yield will fluctuate as the general level of interest rates change. During periods when interest rates are low, the Fund’s yield will also be low.

Issuer/Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

Liquidity Risk. Significant redemptions by large investors in the Fund could have a material adverse effect on the Fund’s other shareholders and the net asset value could be affected by forced selling during periods of high redemption pressures and/or illiquid markets.

Reinvestment Risk. Reinvestment risk is the risk that a fixed income security’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original security. Call risk is a type of reinvestment risk. It is the possibility that during periods of falling interest rates, issuers may call securities with higher coupon or interest rates before maturity. If a security is called, the Fund may have to reinvest the proceeds at lower interest rates resulting in a decline in the Fund’s income.

Variable Rate Demand Note Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaults during periods in which the Fund is not entitled to exercise its demand rights.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing the Fund’s average annual returns for the past 1, 5 and 10 years. The returns for the Fund for the periods prior to April 19, 2004 reflect the performance of a predecessor fund. Past performance does not indicate how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

For the Fund’s current seven-day yield, call 1-800-422-2766.

U.S. Government Money Market Fund – RBC Institutional Class 1
Annual Total Returns

8

Fund Summary	U.S. Government Money Market Fund

During the periods shown in the chart for the U.S. Government Money Market Fund:

	Quarter	Year	Returns
Best quarter:	Q3	2007	1.14%
Worst quarter:	Q4	2012	0.00%

The year-to-date return as of September 30, 2013 was 0.01%.

Average Annual Total Returns (for the periods ended December 31, 2012)

	Past Year	Past 5 Years	Past 10 Years
RBC Institutional Class 1	0.01%	0.51%	1.47%
RBC Institutional Class 2*	0.01%	0.46%	1.45%
RBC Select*	0.01%	0.41%	1.42%
RBC Reserve*	0.01%	0.40%	1.42%
RBC Investor*	0.01%	0.40%	1.41%

*

The inception date is November 21, 2008. Performance shown prior to the inception date is based on the performance, fees and expense of RBC Institutional Class 1 shares of the Fund, and its predecessors, and has not been adjusted to reflect the fees and expenses of RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, and RBC Investor Class shares. If the performance could have been adjusted for fees and expenses, the 5 and 10 year performance shown for the RBC Select, Reserve and Investor Classes would have been lower.

Investment Advisor

RBC Global Asset Management (U.S.) Inc.

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case you may be taxed later upon withdrawal of your investment from such arrangement.

For important information about “Purchase and Sale of Fund Shares” and “Payments to Broker-Dealers and Other Financial Intermediaries,” please turn to “Important Additional Information” on page 15 of this Prospectus.

9

Fund Summary	Tax-Free Money Market Fund

Investment Objective

The Fund is a money market fund that seeks to achieve as high a level of current income obtainable from investments in short-term securities as is consistent with prudent investment management, the preservation of capital and the maintenance of liquidity.

Fees and Expenses of the Fund

This table describes fees and expenses that you may pay if you buy and hold shares of the Fund.

	RBC Institutional Class 1	RBC Institutional Class 2	RBC Select Class	RBC Reserve Class	RBC Investor Class
Shareholder Fees (fees paid directly from your investment)	None	None	None	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fee	None	0.15%	0.80%	0.90%	1.00%
Other Expenses
Shareholder Servicing Fee	0.05%	None	None	None	None
Other Expenses	0.04%	0.04%	0.04%	0.04%	0.04%
Total Other Expenses	0.09%	0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	0.19%	0.29%	0.94%	1.04%	1.14%
Fee Waiver and/or Expense Reimbursement	0.00%[1]	0.00%[2]	(0.24)%[2]	(0.19)%[2]	(0.14)%[2]

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.19%[1]	0.29%[2]	0.70%[2]	0.85%[2]	1.00%[2]

1

The Advisor has contractually agreed to waive fees and/or pay operating expenses of RBC Institutional Class 1 in order to limit total expenses (excluding interest, taxes, brokerage commissions, or non-routine expenses such as litigation) to 0.20%. This Expense Limitation Agreement is in place until January 31, 2015 and may not be terminated by the Advisor prior to that date.

2

RBC Capital Markets, LLC (“RBC Capital Markets”) has contractually agreed to waive distribution and service fees and/or reimburse the Fund in order to limit the total expenses of each class (excluding interest, brokerage commissions, taxes, or non-routine expenses such as litigation) to the net expenses in the table (0.30% in the case of RBC Institutional Class 2), subject to an annual maximum amount equal to the distribution and service fees payable to RBC Capital Markets. This Expense Limitation Agreement is in place until January 31, 2015 and may not be terminated by RBC Capital Markets prior to that date.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
RBC Institutional Class 1	$19	$61	$107	$243
RBC Institutional Class 2	$30	$93	$163	$368
RBC Select Class	$72	$276	$497	$1,133
RBC Reserve Class	$87	$312	$556	$1,254
RBC Investor Class	$102	$348	$614	$1,374

10

Fund Summary	Tax-Free Money Market Fund

Principal Investment Strategies

The Tax-Free Money Market Fund invests in high quality debt obligations that pay interest that is exempt from federal income taxes including alternative minimum tax. In normal market conditions, the Fund invests at least 80% of its assets in tax-exempt securities. The Fund may also invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. However, the Fund normally will invest substantially all of its assets in tax-exempt securities.

The Fund invests only in eligible securities as defined by Rule 2a-7 of the 1940 Act. Eligible securities generally must have received one of the two highest short-term ratings from at least two Nationally Recognized Statistical Ratings Organizations (such as S&P, Moody’s or Fitch) or by one if only one rating organization has rated the security. If unrated, a security must be determined by the Advisor to be of comparable quality. The Fund currently invests exclusively in first tier securities. The Fund invests only in securities having remaining maturities of 397 days or less and maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life (portfolio maturity measured without reference to provisions that otherwise permit the maturity of certain adjustable rate securities to be deemed to be “shortened” to their next interest rate reset date) of 120 days or less. Immediately after any investment by the Fund in a security (other than a U.S. Government security or a security that is “guaranteed” by another party), the Fund may not have more than 5% of its assets invested in securities of the issuer, except for certain temporary investments.

Principal Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor’s ability to make investment decisions that are suited to achieve the Fund’s investment objective. The Fund’s emphasis on quality and stability could also cause it to underperform other money market funds, particularly those that take greater maturity and credit risks.

Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit, time deposits and bankers acceptances. To the extent the Fund focuses its investments in these instruments or invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests. Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor to the Fund’s transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses from late payments, failed payments or default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

General Economic and Market Conditions Risk. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the

11

Fund Summary	Tax-Free Money Market Fund

level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take unprecedented actions to support certain financial institutions and certain segments of the financial markets that experienced extreme volatility. Regulatory organizations may take future legislative or regulatory actions that may affect the operations of the Fund or its investments or preclude the Fund’s ability to achieve its investment objective.

Interest Rate Risk. The Fund’s yield will fluctuate as the general level of interest rates change. During periods when interest rates are low, the Fund’s yield will also be low. Municipal securities may be issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future date. The Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

Issuer/Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which would cause the Fund to lose money. Investments in the Fund are subject to additional risks associated with municipal securities.

Liquidity Risk. Significant redemptions by large investors in the Fund could have a material adverse effect on the Fund’s other shareholders and the net asset value could be affected by forced selling during periods of high redemption pressures and/or illiquid markets.

Reinvestment Risk. Reinvestment risk is the risk that a fixed income security’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original security. Call risk is a type of reinvestment risk. It is the possibility that during periods of falling interest rates, issuers may call securities with higher coupon or interest rates before maturity. If a security is called, the Fund may have to reinvest the proceeds at lower interest rates resulting in a decline in the Fund’s income.

Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests. A portion of the Fund’s distributions may be subject to the federal alternative minimum tax.

Variable Rate Demand Note Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaults during periods in which the Fund is not entitled to exercise its demand rights.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing the Fund’s average annual returns for the past 1, 5 and 10 years. The returns for the Fund for the periods prior to April 19, 2004 reflect the performance of a predecessor fund. Past performance does not indicate how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

For the Fund’s current seven-day yield, call 1-800-422-2766.

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Fund Summary	Tax-Free Money Market Fund

Tax-Free Money Market Fund – RBC Institutional Class 1
Annual Total Returns

During the periods shown in the chart for the Tax-Free Money Market Fund:

	Quarter	Year	Returns
Best quarter:	Q3	2007	0.76%
Worst quarter:	Q4	2012	0.00%

The year-to-date return as of September 30, 2013 was 0.00%.

Average Annual Total Returns (for the periods ended December 31, 2012)

	Past Year	Past 5 Years	Past 10 Years
RBC Institutional Class 1	0.02%	0.46%	1.07%
RBC Institutional Class 2*	0.01%	0.41%	1.05%
RBC Select*	0.01%	0.33%	1.00%
RBC Reserve*	0.01%	0.32%	1.00%
RBC Investor*	0.01%	0.31%	1.00%

*

The inception date is November 21, 2008. Performance shown prior to the inception date is based on the performance, fees and expenses of RBC Institutional Class 1 shares of the Fund, and its predecessors, and has not been adjusted to reflect the fees and expenses of RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, and RBC Investor Class shares. If the performance could have been adjusted for fees and expenses, the 5 and 10 year performance shown for the RBC Select, Reserve and Investor Classes would have been lower.

Investment Advisor

RBC Global Asset Management (U.S.) Inc.

Tax Information

The Fund’s distributions primarily are exempt from federal income tax. A portion of these distributions, however, may be subject to the federal alternative minimum tax and state and local income taxes. The Fund may also make distributions that are taxable to you as ordinary income.

13

Fund Summary	Tax-Free Money Market Fund

For important information about “Purchase and Sale of Fund Shares” and “Payments to Broker-Dealers and Other Financial Intermediaries,” please turn to “Important Additional Information” on page 15 of this Prospectus.

14

Important Additional Information

Purchase and Sale of Fund Shares

You may purchase or redeem (sell) shares of the Funds by phone (1-800-422-2766), by mail (RBC Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701) or by wire. The table below provides the Funds’ minimum initial and subsequent investment requirements.

Shares of RBC Select Class, RBC Reserve Class and RBC Investor Class are only offered to investors who are clients of RBC Wealth Management, RBC Correspondent Services firms, RBC Advisor Services or RBC Capital Markets and participate in the cash sweep program. For information concerning the purchase and sale of these share classes, contact your financial institution or financial consultant. Shares of RBC Institutional Class 1 and RBC Institutional Class 2 may be purchased and sold directly from a Fund through its transfer agent.

The following table provides minimum initial and subsequent investment information for the different classes of shares of the RBC Money Market Funds. The minimums may be reduced or waived in some cases.

Minimum Initial Investment:

RBC Institutional Class 1	$10,000,000

RBC Institutional Class 2	$1,000,000

RBC Select Class	None (used in RBC cash sweep programs)

RBC Reserve Class	None (used in RBC cash sweep programs)

RBC Investor Class	None (used in RBC cash sweep programs)

Minimum Subsequent Investment:

There are generally no minimums for additional investments in the Funds; however, there is a $50 minimum for subsequent investments in the Automatic Investment Plan for RBC Institutional Class 1 and RBC Institutional Class 2 shares.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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More on the Funds’ Principal Investment Strategies and Principal Risks

Investment Objectives

Each Fund’s investment objective described in the “Fund Summary” section of this Prospectus is fundamental and cannot be changed without shareholder approval.

Principal Investment Strategies

The information below describes in greater detail each Fund’s principal investment strategies. A full discussion of all permissible investments can be found in the Fund’s Statement of Additional Information (“SAI”).

Prime Money Market Fund. The Prime Money Market Fund invests in a variety of high quality money market instruments, including commercial paper, corporate debt obligations, U.S. Government securities, bank securities, certificates of deposit, taxable municipal obligations, asset-backed securities, debt issued or guaranteed by foreign governments, and repurchase agreements. The Fund may invest a portion of its net assets in tax-exempt municipal obligations, including participation interests.

U.S. Government Money Market Fund. The U.S. Government Money Market Fund invests in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and in repurchase agreements secured by such obligations. In normal market conditions, the Fund invests at least 80% of its assets in U.S. Government securities and in repurchase agreements secured by them. However, the Advisor will attempt to keep substantially all of the Fund’s assets invested in these instruments. The Fund may also invest a portion of its net assets in tax-exempt municipal obligations, including participation interests. The Fund will provide notice to shareholders at least 60 days prior to making a change to its 80% investment policy.

Tax-Free Money Market Fund. The Tax-Free Money Market Fund invests in high quality debt obligations that pay interest that is exempt from federal income taxes including alternative minimum tax. In normal market conditions, the Fund invests at least 80% of its assets in tax-exempt securities. The Fund may also invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax.

Money Market Funds. Each Fund is a “money market fund” and, as such, seeks income by investing in short-term debt securities and must meet strict standards established by the RBC Funds’ Board of Trustees (“Board of Trustees”). These standards are in accordance with Rule 2a-7 under the 1940 Act, which imposes strict portfolio quality, maturity, liquidity and diversification standards on money market funds.

Credit Quality. The Funds invest only in eligible securities as defined by Rule 2a-7. Eligible securities generally must have received one of the two highest short-term ratings from at least two rating organizations (such as S&P, Moody’s or Fitch) or by one if only one rating organization has rated the security. If unrated, a security must be determined by the Advisor to be of comparable quality. The Funds currently invest exclusively in first tier securities. Generally, U.S. Government securities and shares of other money market funds are considered to be “first tier securities” under Rule 2a-7.

Maturity. The Funds invest only in securities having remaining maturities of 397 days or less. The Funds also maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life (portfolio maturity measured without reference to provisions that otherwise permit the maturity of certain adjustable rate securities to be deemed to be “shortened” to their next interest rate reset date) of 120 days or less.

Diversification. Immediately after any investment by a Fund in a security (other than a U.S. Government security or a security that is “guaranteed” by another party), the Fund may not have more than 5% of its total assets invested in securities of the issuer, except for certain temporary investments. Separate diversification standards apply to securities subject to guarantees.

Liquidity. Each Fund may not invest more than 5% of its total assets (measured at the time of acquisition) in illiquid securities, as defined under Rule 2a-7. Each Fund will be required to invest at least 10% of its total assets (measured

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More on the Funds’ Principal Investment Strategies and Principal Risks

at the time of acquisition) in “daily liquid assets” (other than the Tax-Free Money Market Fund) and at least 30% of its total assets (measured at the time of acquisition) in “weekly liquid assets.” “Daily liquid assets” are cash (including demand deposits), direct obligations of the U.S. Government and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within one business day. “Weekly liquid assets” are cash (including demand deposits), direct obligations of the U.S. Government, U.S. Government agency/instrumentality discount notes with remaining maturities of 60 days or less, and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within five business days.

Government Obligations (U.S. Government Money Market Fund only). Government obligations in which the Fund may invest are backed in a variety of ways by the U.S. Government or its agencies or instrumentalities. Some Government obligations, such as U.S. Treasury bills, notes and bonds and mortgage-backed certificates issued by the Government National Mortgage Association, are backed by the full faith and credit of the U.S. Treasury. Other Government obligations, such as those of the Federal Home Loan Banks, are backed by the right of the issuer to borrow from the U.S. Treasury, subject to certain limits. Still other Government obligations, such as obligations of the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), and the Tennessee Valley Authority are backed only by the credit of the agency or instrumentality issuing the obligations and, in certain instances, by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. Some Government obligations, such as obligations of the Federal Farm Credit Banks, are backed only by the credit of the agency or instrumentality issuing the obligation. In the case of obligations which are not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate payment. In none of these cases, however, does the U.S. Government guarantee the value or yield of the Government obligations themselves or the net asset value of the Fund’s shares.

Temporary Defensive Positions. Each Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average maturity or investing in other securities that are eligible securities for purchase by money market funds as described in the Prospectus and in accordance with federal laws concerning money market funds, in anticipation of, or in response to, adverse market, economic, political or other conditions. It is possible that such investments could affect the Fund’s performance and the Fund may not achieve its investment objective.

Principal Risks

All the Funds are affected by changes in the economy, or in securities and other markets. There is also the possibility that investment decisions the Advisor makes with respect to the investments of the Funds will not accomplish what they were designed to achieve or that the investments will have disappointing performance.

Because each Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in a Fund could go down as well as up and you can lose money by investing in a Fund.

Your investment is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. By itself, each Fund is not a balanced investment program. There is no guarantee that the Funds will meet their goals.

The principal risks of investing in each Fund are identified in the “Fund Summary” section of this Prospectus and are further described below.

Active Management Risk (All Funds). Each Fund is actively managed and its performance is subject to the risk that the Advisor’s security selection and expectations regarding interest rate trends will cause the Fund’s yields to lag other funds with similar investment objectives or the performance of short-term debt instruments. A Fund’s

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More on the Funds’ Principal Investment Strategies and Principal Risks

emphasis on quality and stability could also cause underperformance relative to other money market funds, particularly those that take greater maturity and credit risks.

Banking and Financial Services Industry Focus Risk (Prime Money Market Fund and Tax-Free Money Market Fund). From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit, time deposits and bankers acceptances. To the extent the Fund focuses its investments in these instruments or invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests. Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.

Counterparty Risk (All Funds). Each Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor to the Fund’s transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

General Economic and Market Conditions Risk (All Funds). The success of a Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by a Fund. Unexpected volatility or illiquidity could impair a Fund’s profitability or result in losses.

Government Intervention in Financial Markets Risk (All Funds). Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of a Fund’s portfolio holdings. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. Each Fund has established procedures to assess the liquidity of portfolio holdings. The Advisor will monitor developments and seek to manage each Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Government Obligations Risk (U.S. Government Money Market Fund). Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises (such as Fannie Mae and Freddie Mac) have historically involved little risk of loss of principal if held to maturity. However, the maximum potential liability of the issuers of some of these securities may greatly exceed their current resources and no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law. In September 2008, the U.S. Treasury and the Federal Housing Finance Agency (“FHFA”) announced that Fannie Mae and Freddie Mac would be placed into a conservatorship under FHFA. The effect that this conservatorship will have on the entities’ debt and securities guaranteed by the entities remains unclear. Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

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More on the Funds’ Principal Investment Strategies and Principal Risks

Interest Rate Risk (Prime and U.S. Government Money Market Funds). As with any investment whose yield reflects current interest rates, a Fund’s yields will change over time. During periods when interest rates are low, a Fund’s yield will also be low.

Interest Rate Risk (Tax-Free Money Market Fund). As with any investment whose yield reflects current interest rates, the Fund’s yields will change over time. During periods when interest rates are low, the Fund’s yield will also be low. Municipal securities may be issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

Issuer/Credit Risk (Prime and U.S. Government Money Market Funds). Issuer/credit risk is the risk that the issuers of debt securities held by a Fund will not make payments on the securities or the counterparty to a contract will default on its obligation. Information about a security’s credit quality may be imperfect and a security may have its credit rating unexpectedly downgraded at any time. With respect to United States government securities, there can be no assurance that the United States government will provide financial support to United States government sponsored agencies or instrumentalities where it is not obligated to do so by law.

Issuer/Credit Risk (Tax-Free Money Market Fund). Issuer/credit risk is the risk that the issuers of debt securities held by the Fund will not make payments on the securities or the counterparty to a contract will default on its obligation. Information about a security’s credit quality may be imperfect and a security may have its credit rating unexpectedly downgraded at any time. Investments in the Fund are subject to additional risks associated with the obligor’s ability to make payments on the municipal securities. Municipal securities that the Fund purchases may be backed by letters of credit issued by banks and other financial institutions. Adverse developments affecting banks could have a negative effect on the Fund’s portfolio securities. Municipal obligations which the Fund may acquire include municipal lease obligations which are issued by a state or local government to acquire land and a wide variety of equipment and facilities. If the funds are not appropriated for the following year’s lease payments, the lease may terminate, with the possibility of default on the lease obligation and significant loss to the Fund.

Liquidity Risk (All Funds). Significant redemptions by large investors in a Fund could have a material adverse effect on the Fund’s other shareholders. A Fund’s net asset value could be affected by forced selling during periods of high redemption pressures and/or illiquid markets.

Reinvestment Risk (All Funds). Reinvestment risk is the risk that a fixed income security’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original security. If interest rates decline, the underlying security may rise in value, but the cash flows received from that security may have to be reinvested at a lower interest rate. Call risk is a type of reinvestment risk. Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below or above its current market price. An increase in the likelihood of a call may reduce a security’s price. If a fixed-income security is called, a Fund may have to reinvest proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Sovereign Debt Risk (Prime Money Market Fund). The Fund may invest in sovereign debt securities. The securities are issued or guaranteed by foreign government entities. These investments are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entities debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Tax Risk (Tax-Free Money Market Fund). The Fund may be more adversely impacted by changes in tax rates and policies than the other Money Market Funds. Because interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment

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More on the Funds’ Principal Investment Strategies and Principal Risks

alternatives is affected by changes in federal and state income tax rates applicable to, or the continuing tax-exempt status of, such interest income. Any proposed or actual changes in such rates or exempt status can therefore significantly affect the demand for and supply, liquidity and marketability of municipal obligations, which could in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels. Also, in some cases, the Internal Revenue Service has not ruled on whether the interest received on a municipal security is tax-exempt, and accordingly, purchases of these securities are based on the opinion of bond counsel to the issuers at the time of issuance. The Advisor relies on these opinions and will not review the basis for them, so there is a risk that income from these securities could be taxable. A portion of the distributions from certain securities that the Fund holds may be subject to the federal alternative minimum tax.

Variable Rate Demand Note Risk (All Funds). The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a Fund could suffer a loss if the issuer defaults during periods in which a Fund is not entitled to exercise its demand rights.

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Management

Investment Advisor

The Funds are advised by RBC Global Asset Management (U.S.) Inc., a wholly-owned subsidiary of Royal Bank of Canada (“RBC”). RBC is one of North America’s leading diversified financial services companies and provides personal and commercial banking, wealth management services, insurance, corporate and investment banking, and transaction processing services on a global basis. RBC employs approximately 80,000 people who serve more than 15 million personal, business, public sector and institutional clients through offices in Canada, the U.S. and 44 other countries around the world. The Advisor has been registered with the SEC as an investment advisor since 1983, and has been a portfolio manager of publicly-offered mutual funds since 1986. The Advisor maintains its offices at 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402. The Advisor’s charter is to provide fixed income, equity, and balanced portfolio management services to institutional and individual investors. As of September 30, 2013, the Advisor’s investment team managed approximately $45.6 billion in assets for individuals, public entities, Taft-Hartley plans, corporations, private nonprofits, foundations, endowments, and healthcare organizations.

For the fiscal year ended September 30, 2013, each Fund paid the Advisor a fee of 0.10% of average net assets for the advisory services it provided. Information regarding the factors considered by the Board of Trustees in connection with the most recent approval of the Investment Advisory Agreement with the Advisor is provided in the Funds’ Annual Report for the fiscal year ended September 30, 2013.

The Advisor has contractually agreed to waive fees and/or pay operating expenses under an Expense Limitation Agreement in order to limit the net annual fund operating expenses for RBC Institutional Class 1 of each Fund to 0.20%. This Expense Limitation Agreement is in place until January 31, 2015.

RBC Capital Markets, in its role as shareholder servicing agent to the Funds, has contractually agreed to waive distribution and service fees and/or reimburse the Funds under an Expense Limitation Agreement in order to limit the net annual fund operating expenses for each class, other than RBC Institutional Class 1, of each Fund to the amounts noted below. This Expense Limitation Agreement is in place until January 31, 2015.

Fund	Operating Expense Limit

Prime Money Market Fund
RBC Institutional Class 2	0.30%
RBC Select Class	0.80%
RBC Reserve Class	0.90%
RBC Investor Class	1.05%

U.S. Government Money Market Fund
RBC Institutional Class 2	0.30%
RBC Select Class	0.77%
RBC Reserve Class	0.85%
RBC Investor Class	1.00%

Tax-Free Money Market Fund
RBC Institutional Class 2	0.30%
RBC Select Class	0.70%
RBC Reserve Class	0.85%
RBC Investor Class	1.00%

Each Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by the Advisor or RBC Capital Markets, any expenses in excess of the operating expense limit and repay the Advisor or RBC Capital Markets such amounts, provided the relevant class of the Fund is able to do so and remain in compliance with the operating expense limit. The Advisor or RBC Capital Markets may voluntarily waive and/or reimburse additional fund operating expenses from time to time. Any such voluntary program may be modified or discontinued at any time without notice.

The expense limitation agreements exclude brokerage and other investment-related costs, interest, taxes, extraordinary expenses such as litigation (including legal and audit fees and other costs in contemplation of or

21

Management

incidental thereto), indemnification, other expenses not incurred in the ordinary course of each Fund’s business and expenses incurred indirectly by the Fund as a result of investment in shares of another investment company.

The waiver and reimbursement obligation of RBC Capital Markets and the Advisor with respect to any fiscal year may not exceed the distribution and servicing fees it earns with respect to the Fund or class during such fiscal year.

The Advisor provides certain administrative services to the Funds.

Payments to Financial Intermediaries. The Advisor may make payments, out of its own resources and at no additional cost to the Funds or shareholders, to certain broker-dealers, mutual fund supermarkets, or other financial institutions, including affiliates of the Advisor (“Intermediaries”), in connection with the provision of administrative services and/or the distribution of the Funds’ shares. In addition, certain financial intermediaries may receive fees from the Funds for providing recordkeeping and other services for individual shareholders and/or retirement plan participants. The Advisor also makes inter-company payments out of its own resources, and at no additional cost to the Funds or shareholders, to RBC Capital Markets in recognition of administrative and distribution-related services provided by RBC Capital Markets to shareholders.

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Shareholder Information

Pricing of Fund Shares

NAV Calculation Times. The Funds normally calculate their share price on days that the New York Stock Exchange (“NYSE”) and the primary trading markets for the Funds’ portfolio instruments are open. A Fund’s share price is its net asset value (“NAV”) per share, which is the value of the Fund’s net assets divided by the number of its outstanding shares. Each Fund seeks to maintain a stable NAV of $1.00 per share.

The following table shows when the daily NAV is calculated for each Fund and the deadline for submitting purchase and redemption orders to the Funds’ transfer agent in order to receive the current day’s NAV:

Fund	Time of NAV Calculation	Deadline for submitting purchase orders to the Funds’ Transfer Agent to receive the current day’s NAV	Deadline for submitting redemption requests to the Funds’ Transfer Agent to receive the current day’s NAV
Prime Money Market Fund	Once daily at 5:00 p.m. Eastern time	5:00 p.m. Eastern time	5:00 p.m. Eastern time

U.S. Government Money Market Fund	Once daily at 5:00 p.m. Eastern time	5:00 p.m. Eastern time	5:00 p.m. Eastern time

Tax-Free Money Market Fund	Once daily at 1:00 p.m. Eastern time	1:00 p.m. Eastern time	12:00 p.m. Eastern time

When Orders are Priced. A purchase order for shares is priced at the NAV next calculated after your order is received in good order by the Fund or its transfer agent, including any special documentation that may be required in certain circumstances, and the form of payment has been converted to federal funds. For example, a purchase of shares of the Tax-Free Money Market Fund that is received in good order before 1:00 p.m. Eastern time would be priced at the NAV calculated at 1:00 p.m. Eastern time and would be eligible to receive dividends on that day. If a purchase order in proper form is received by an authorized financial intermediary, the order will be treated as if it had been received by the Fund’s transfer agent at the time it is received by the intermediary. For further information, see “Introduction to Purchases” in the “Purchasing and Selling Your Shares” section.

Your order for redemption (sale) of shares is priced at the NAV next calculated after your order is received in good order by a Fund or its transfer agent, including any special documentation that may be required in certain circumstances (subject to the deadline above for Tax-Free Money Market Fund). For example, a redemption order of shares of Tax-Free Money Market Fund received in good order before 12:00 p.m. Eastern time would be priced at the NAV calculated at 1:00 p.m. Eastern time. A redemption order that is received after 12:00 p.m. Eastern time would be priced at the NAV calculated the following business day. If a redemption order in proper form is received by an authorized financial intermediary, the order will be treated as if it had been received by the Fund’s transfer agent at the time it is received by the intermediary. For further information, see “Introduction to Redemptions (Sales)” in the “Purchasing and Selling Your Shares” section.

Generally, you may purchase, redeem, or exchange shares of each Fund on any day when the NYSE and the primary trading markets for the Funds’ portfolio instruments are open. Purchases, redemptions, and exchanges will be restricted in the event of an early or unscheduled close of the NYSE or in the event of an early or unscheduled close of the primary trading markets for the Funds’ portfolio instruments. The Funds reserve the right to close if the primary trading markets of the Funds’ portfolio instruments are closed and Fund management believes that there is not an adequate market to meet purchase, redemption or exchange requests. Even if the NYSE is closed, a Fund may accept purchase, redemption, and exchange orders on those days when the primary trading markets for the Fund’s portfolio instruments are open, and the Fund’s management believes there is an adequate market to meet purchase, redemption, and exchange requests. On such days, the Fund would also price shares in accordance with the above procedures.

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Shareholder Information

Valuation of Portfolio Securities. Securities held by each Fund are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00 per share. If amortized cost no longer approximates market value due to credit or other impairments of an issuer, each Fund will use pricing and valuation procedures approved by the Funds’ Board of Trustees.

Purchasing and Selling Your Shares

Where to Buy Fund Shares. You may purchase shares through RBC Wealth Management and introducing brokers that clear transactions through RBC Correspondent Services, a division of RBC Capital Markets, RBC Advisor Services, RBC Capital Markets and through other financial intermediaries. You may purchase RBC Institutional Class 1 and RBC Institutional Class 2 shares directly from the Funds’ transfer agent, U.S. Bancorp Fund Services, LLC. You may contact U.S. Bancorp Fund Services, LLC at 1-800-422-2766.

Information for Shareholders Not Participating in a Cash Sweep Program. Eligibility for RBC Institutional Class 1 for each Fund is limited to existing shareholders in the Fund as of November 21, 2008 (and only with respect to shareholder accounts held directly with the transfer agent that remain open thereafter), or investors with a minimum of $10 million dollars to invest in a Fund. Eligibility for RBC Institutional Class 2 for each of the Funds is limited to investors who have a minimum of $1 million dollars to invest in a Fund.

Introduction to Purchases. If purchasing through your brokerage account, financial advisor or other financial intermediary, simply tell your investment representative that you wish to purchase shares of a Fund and he or she will take care of the necessary documentation. Shares of each Fund may be purchased at their next determined NAV. Shares of each Fund are sold without a sales charge.

Each of the Funds, the Distributor, the Advisor and the transfer agent reserves the right to reject any application for any reason in its sole discretion, including rejection of orders not accompanied by proper payment and orders that are not in the best interests of the Funds and their shareholders.

Certain broker-dealers and other financial intermediaries are authorized to accept purchase orders on behalf of a Fund at the Fund’s NAV next determined after your order is received by an organization in proper order before the NAV calculation time for the share class, or such earlier time as may be required by an organization, and the form of payment has been converted to federal funds. These organizations may be authorized to designate other intermediaries to act in this capacity. These organizations may vary in terms of how they process your orders, and they may charge you transaction fees on purchases of Fund shares and may also impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund or its transfer agent, U.S. Bancorp Fund Services, LLC. These organizations may be the shareholders of record of your shares. These intermediaries are responsible for transmitting requests and delivering funds on a timely basis. A Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. (A Fund is, however, obligated to price orders at the NAV next calculated after the order is received in good order by such an organization and the form of payment has been converted to federal funds, even if the organization does not transmit the order to the Fund in a timely manner.)

Lost Accounts/Unclaimed Assets. Please note that based upon statutory requirements for returned mail, the Funds and the transfer agent will attempt to locate the investor or rightful owner of the account. If the Funds are unable to locate the investor, then they will determine whether the investor’s account can legally be considered abandoned. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator, in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction.

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Shareholder Information

Introduction to Redemptions (Sales). You may redeem shares of each Fund by contacting your investment representative. Shares will be redeemed at their next determined NAV as described under “Pricing of Fund Shares.” If you recently purchased your shares by check, your redemption proceeds will not be sent to you until your check may be confirmed as cleared, which may take up to 15 days from the date of purchase. Redemptions may be suspended or postponed at times when the NYSE is closed, when trading is restricted, or under certain emergency circumstances as determined by the SEC. Even if the NYSE is closed, the Funds may accept purchase, redemption, and exchange orders on those days when the primary trading markets for the Funds’ portfolio instruments are open, and the Funds’ management believes there is an adequate market to meet purchase, redemption, and exchange requests. On such days, the Fund would also price shares, typically at 5:00 p.m. Eastern time (1:00 p.m. Eastern time for Tax-Free Money Market Fund). Redemptions are treated as sales for federal income tax purposes. In addition to contacting your investment representative, depending on your type of account, you may be able to redeem shares of the Fund by following the instructions described on the next few pages.

Financial institutions (such as banks and broker-dealers) through which Fund shares may be purchased may charge additional fees and may require higher minimum investments or impose certain order processing requirements, or other limitations and restrictions on buying and selling shares. Consult your financial institution or investment representative for specific information concerning your account or the Fund in which you may wish to purchase or redeem shares.

Additional Purchase and Sale Information
RBC Institutional Class 1 and RBC Institutional Class 2

This section provides additional information concerning the purchase of shares of RBC Institutional Class 1 and RBC Institutional Class 2 for shareholders who purchase shares directly from the Fund or its transfer agent, U.S. Bancorp Fund Services, LLC. For additional details concerning the purchase of shares of the other classes of the Money Market Funds, contact your financial institution or investment representative.

Minimum Initial Investment
Amount
RBC Institutional Class 1	$10,000,000
RBC Institutional Class 2	$1,000,000

The Funds cannot process transaction requests unless they are properly completed as described in this section. The Funds may cancel or change their transaction policies without notice. To avoid delays, please call us if you have any questions about these policies.

All purchases of the Funds’ shares must be in US Dollars. All checks must be in US Dollars drawn on a domestic bank. The Funds will not accept payment in cash or money orders. The Funds also do not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks, starter checks, postdated checks, postdated online bill pay checks, or any conditional order or payment.

The transfer agent will charge a $25.00 fee against a shareholder’s account, in addition to any loss sustained by a Fund, for any payment that is returned. The Funds may waive their minimum purchase requirement. The Funds do not accept applications under certain circumstances or in amounts considered disadvantageous to shareholders.

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Shareholder Information

Additional Purchase and Sale Information
RBC Select Class, RBC Reserve Class, and RBC Investor Class

You must be a client of RBC Wealth Management, a client of an RBC Correspondent Services correspondent firm or a client of RBC Advisor Services or RBC Capital Markets to purchase or sell RBC Select Class, RBC Reserve Class, and RBC Investor Class shares of the Funds.

Not all correspondent firms have arrangements with RBC Correspondent Services to make shares of each Fund available to their customers. For additional details concerning the purchase or sale of the Funds, contact your financial institution or financial consultant. If you are opening an account through your financial consultant, brokerage account or other financial institution, simply tell your financial consultant that you wish to open an account and they will take care of the necessary documentation. Shareholders who open accounts through introducing brokers that clear transactions through RBC Correspondent Services or RBC Advisor Services, should direct all requests to buy, sell or exchange shares directly to your financial consultant.

Additional Purchase and Sale Information
RBC Select Class, RBC Reserve Class, RBC Investor Class, and RBC Institutional Class 2

In those instances where clients of RBC Wealth Management and introducing brokers that clear transactions through RBC Correspondent Services or RBC Advisor Services request transactions that require settlement on a “same-day” basis the Fund shares necessary to effect such transactions will be deemed to have been transferred to RBC Wealth Management prior to the Fund’s declaration of dividends on that day. In such instances, shareholders will receive all dividends declared and reinvested through the date immediately preceding the date of redemption and RBC Wealth Management shall retain the last day’s dividend to offset the cost of advancing payment on such client’s behalf.

Telephone Purchase, Exchange and Redemption Privileges

Shareholders who open accounts with the Funds (other than through RBC Wealth Management and introducing brokers that clear transactions through RBC Correspondent Services or RBC Advisor Services) are automatically granted telephone purchase, exchange and redemption privileges unless the privileges are explicitly declined in writing, either on the account application or by writing to the Fund. If you call the Fund, the Fund’s representative may request personal identification and may tape record the call. Shareholders who open accounts through RBC Wealth Management or introducing brokers that clear transactions through RBC Correspondent Services or RBC Advisor Services should check with their investment representative for details on purchases, exchanges, redemptions and related policies.

Information for Direct Clients of RBC Wealth Management

For RBC Wealth Management, a division of RBC Capital Markets, a client’s eligibility for each share class will be based on the total assets in a client’s account(s) held at RBC Wealth Management or the total commissions and fees paid from the client’s account(s) over the previous 12 months, aggregated by household. Clients with greater total household assets or commissions/fees may earn higher yields than clients with lower total household assets or commissions. In determining household values, RBC Wealth Management looks at multiple pieces of client information, including street address, tax ID, last name, telephone number, zip code and account type to determine which accounts belong together. RBC Wealth Management reserves the right to modify how it links household accounts and the right to amend the definition of eligible assets, commissions and fees, and the Funds’ Board of Trustees reserves the right to change share class eligibility qualifications.

The following total household asset and twelve-month trailing commission and fee levels will determine a client’s eligible share class:

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Shareholder Information

Total Household Assets	-or-	12 Month Trailing Commissions	Share Class
$5,000,000+		$50,000 or more	RBC Select Class*
$1,000,000 - $4,999,999		Between $10,000 and $49,999	RBC Reserve Class
$0 - $999,999		Under $10,000	RBC Investor Class

*	Employees of RBC Capital Markets and its affiliates who hold accounts at RBC Capital Markets are eligible for the RBC Select class of shares through the Sweep Program.

Eligibility for a Lower Expense Ratio Share Class

Existing Client Accounts. On a monthly basis, RBC Wealth Management will review a client’s total household assets and twelve-month trailing commissions and fees to determine if the client is eligible for a lower expense ratio share class. If the client is eligible for a lower expense ratio share class, the client’s current class of shares will automatically be converted into the eligible share class.

New Client Accounts. All new accounts that select a Fund sweep option will be automatically assigned to the RBC Investor Class of the selected Fund. During the monthly review process outlined above, any accounts that are eligible for a lower expense ratio share class will be automatically converted into the eligible share class.

Disqualification. On an annual basis, RBC Wealth Management will review a client’s total household assets and twelve-month trailing commissions and fees to determine if the client is still eligible for its current share class. If the client has experienced a reduction in household assets or commissions and fees, and is no longer eligible for its current share class, the client’s shares will be converted to the lowest expense ratio share class for which the client is eligible. If this is the case, the client will receive a 30 day advance written notice and will have the opportunity to increase its assets at RBC Wealth Management in order to maintain its current share class. If the client is unable to increase its assets, its shares will be converted into the eligible higher expense ratio share class.

Information for Clients of Introducing Brokers that Clear Transactions through RBC Correspondent Services

For introducing brokers that begin a relationship with RBC Correspondent Services, their respective clients are placed in the share class designated by RBC Correspondent Services at the time the clearing relationship begins. The Funds’ Board of Trustees approves changes in share class eligibility that affect any client of introducing brokers clearing transactions through RBC Correspondent Services.

Information for Clients of RBC Advisor Services

New clients of RBC Advisor Services are eligible for the share class designated by RBC Advisor Services based on the relationship between RBC Advisor Services and the investment advisor providing the client with advisory services. The Funds’ Board of Trustees approves changes in share class eligibility that affect any client of RBC Advisor Services.

Additional Policies about Transactions

Corporations, Trusts and Other Entities. Additional documentation is normally required for corporations, fiduciaries and others who hold shares in a representative or nominee capacity. We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.

Sales Limited to U.S. Citizens and Resident Aliens. Generally, shares of the Funds may be offered to only United States citizens and United States resident aliens having a social security number or an individual tax identification number. This Prospectus should not be considered a solicitation or offering of fund shares to non-U.S. citizens or non-resident aliens.

Anti-Money Laundering Procedures. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and as permitted by the Funds’ Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) are required, among other matters, to obtain, verify and record the following information for all registered owners and, in certain circumstances, others who may be authorized to act on an account: full name, date of birth (for individuals), taxpayer identification number (usually your social security

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Shareholder Information

number), and permanent street address. In order to verify your identity, we may cross-reference your identification information with a consumer report or other electronic database, or by requesting a copy of your driver’s license, passport or other identifying document. Corporate, trust and other entity accounts require additional documentation. If we are unable to verify your identity in accordance with the Funds’ policies and procedures, we may reject and return your application, close your account or take such other action as we deem reasonable as permitted by law. Please review your account application for additional information.

Instructions for Opening an Account
RBC Institutional Class 1 and RBC Institutional Class 2

If opening a Fund account with RBC Institutional Class 1 or RBC Institutional Class 2 shares through your financial advisor, brokerage account or other financial institution, simply tell your investment representative that you wish to open an account and he or she will take care of the necessary documentation.

You may purchase RBC Institutional Class 1 or RBC Institutional Class 2 shares directly from a Fund by completing a new account application. Contact U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent at 1-800-422-2766 or go to www.rbcgam.us to obtain an application. Once completed, you may submit your application by following one of the steps below.

By Mail	Initial Purchases and All	Registered/Overnight Mail
	Correspondence	RBC Funds
	RBC Funds	c/o U.S. Bancorp Fund Services, LLC
	c/o U.S. Bancorp Fund Services, LLC	615 East Michigan Street, 3rd Floor
	P.O. Box 701	Milwaukee, WI 53202-5207
Milwaukee, WI 53201-0701

1. Carefully read, complete and sign the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2. Make check payable to “RBC Funds” and include the name of the Fund in which you are investing on the check. Your initial investment must meet the applicable account minimum requirement.

3. Mail or courier application and payment to the applicable address above.

4. The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Funds.

By Wire	U.S. Bank, N.A. ABA # 075000022 Credit: U.S. Bancorp Fund Services, LLC Account: 182380369377 Further Credit: RBC Funds (Shareholder Name/Account Registration) (Shareholder Account Number)

To open an account by wire, a completed account application is required before your wire can be accepted. You may mail or deliver overnight your account application to the transfer agent. Upon receipt of your completed application, an account will be established for you. The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire. Your bank must include the name of the Fund you are purchasing, the account number, and your name so that monies can be correctly applied. Your bank should transmit funds by wire as indicated here. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

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Shareholder Information

Instructions for Adding to Your Shares
RBC Institutional Class 1 and RBC Institutional Class 2

If purchasing additional RBC Institutional Class 1 or RBC Institutional Class 2 shares of a Fund through your financial advisor, brokerage account or other financial institution, simply tell your investment representative that you wish to purchase additional shares of the Fund and he or she will take care of the necessary documentation. Otherwise, to purchase additional shares in the Fund account, follow the instructions below. Please note that there are no minimums for additional investments in the RBC Institutional Class 1 and RBC Institutional Class 2 shares.

By Telephone	1-800-422-2766

You may make additional investments by telephone. After the Fund receives and accepts your request, the Fund will deduct from your checking account the cost of the shares. Availability of this service is subject to approval by the Fund and the participating banks.

By Mail	Regular Mail	Registered/Overnight Mail
	RBC Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	RBC Funds c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202-5207

1. Mail the detachable stub from your confirmation statement. Or, if unavailable, provide the following information with your payment:
• Account name and account number
• Fund name
• Share class

2. Make your check payable to “RBC Funds” and include your account number and the name of the Fund on the check.

3. Mail or deliver stub and payment to the applicable address above.

4. The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Funds.

By Wire	U.S. Bank, N.A. ABA # 075000022 Credit: U.S. Bancorp Fund Services, LLC Account: 182380369377 Further Credit: RBC Funds (Shareholder Name/Account Registration) (Shareholder Account Number)

Wire share purchases should include the names of each account owner, your account number and the name of the Fund in which you are purchasing shares. You should notify the Fund by telephone that you have sent a wire purchase order to U.S. Bank. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Automatic Monthly Investment

You may authorize automatic monthly investments in a constant dollar amount ($50 minimum) from your checking account. The Fund will draft your checking account on the same day each month in the amount you authorize via Automated Clearing House (“ACH”).

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Shareholder Information

You can also add shares to your Fund account by using the convenient options described below. The Funds reserve the right to change or eliminate these privileges at any time without notice, to the extent permitted by applicable law.

Automatic Monthly Investments

Automatic Monthly Investments are processed through an ACH whereby an agreed amount is credited to or debited from a shareholder’s pre-identified bank account.

Dividends and Distributions and Directed Dividend Option

Unless you have selected otherwise, dividends and distributions are reinvested in additional Fund shares at NAV. You should maintain the minimum balance in the Fund into which you plan to reinvest distributions. You can change or terminate your participation in the reinvestment option at any time. By selecting the appropriate box in the account application, you can elect to receive your Fund distributions (capital gains and dividends) in cash (check), have distributions deposited in a pre-authorized bank account via ACH, or have distributions reinvested in the Fund or in another eligible RBC Fund without a sales charge.

If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current net asset value, and to reinvest all subsequent distributions.

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Shareholder Information

Selling Shares
RBC Institutional Class 1 and RBC Institutional Class 2

If selling RBC Institutional Class 1 or RBC Institutional Class 2 shares of a Fund through your brokerage account, financial advisor or other financial institution, ask your investment representative for redemption procedures. Your investment representative may have transaction minimums and/or transaction times or other restrictions or limitations that will affect your redemption. For other sales transactions of Fund shares, follow the instructions below.

Withdrawing Money From Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

You may withdraw from your account at any time. Certain redemptions will however require a signature guarantee. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

A signature guarantee is required to redeem shares in the following situations:

•	If you are requesting a change in ownership on your account;

•	When redemption proceeds are payable or sent to any person, address or bank account not on record;

•	If a change of address was received by the transfer agent within the last 30 days;

•	For all redemptions in excess of $50,000 from any shareholder account.

In addition to the situations described above, the Funds and/or the transfer agent reserve the right to require a signature guarantee or other acceptable signature authentication in other instances based on the circumstances relative to the particular situation.

Please refer to “Additional Policies on Selling Shares (Redemptions)” below.

The Funds reserve the right to amend their redemption policies. Shareholders will be notified of changes.

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Shareholder Information

Instructions for Selling Shares (Redemptions)
RBC Institutional Class 1 and RBC Institutional Class 2 (1)

By Telephone	1-800-422-2766

The Fund will send proceeds only to the address or bank of record. You must provide the Fund’s name, your account number, the names of each account owner (exactly as registered), and the number of shares or dollar amount to be redeemed. Redemption orders for the Prime Money Market Fund and U.S. Government Money Market Fund must be received prior to 5:00 p.m. Eastern time, and redemption orders for the Tax-Free Money Market Fund must be received by 12:00 p.m. Eastern time for the trade to be processed with that day’s closing price.

By Mail	Regular Mail	Registered/Overnight Mail
	RBC Funds	RBC Funds
	c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
	P.O. Box 701	615 East Michigan Street, 3rd Floor
	Milwaukee, WI 53201-0701	Milwaukee, WI 53202-5207

1. In a letter, include the genuine signature of each registered owner (exactly as registered), the name of each account owner, the account number and the number of shares or dollar amount to be redeemed.

2. Mail or courier the letter to the applicable address above.

3. The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Funds.

By Wire

Redemption proceeds may be wired to your pre-identified bank account. A $15 fee is deducted. If your written request is received in good order before the Fund’s NAV calculation time, the Fund will normally wire the money on the same business day, and if the Fund receives your request after the Fund’s NAV calculation time, the Fund will normally wire the money on the next business day, except as described on the next page under “Additional Policies on Selling Shares (Redemptions).” Contact your financial institution about the time of receipt and availability.

Systematic Redemption Plan

You may specify a dollar amount ($50 minimum) to be withdrawn monthly or quarterly or have your shares redeemed at a rate calculated to exhaust the account at the end of a specified period. You must own shares in an open account valued at $10,000 or more when you first authorize the systematic redemption plan. You may cancel or change your plan or redeem all your shares at any time. The Fund will continue withdrawals until your shares are gone or until you or the Fund cancels the plan.

(1)	Minimums, limits or fees stated below may be waived at the discretion of Fund management.

Withdrawal by Draft. Withdrawal by draft (check) is limited to open and collected account shares of the Funds (other than in accounts opened through RBC Wealth Management and brokerage firms that clear on a correspondent basis through RBC Capital Markets). Draft amounts may range from $500 to $100,000.

Additional Policies on Selling Shares (Redemptions). Each Fund may suspend the right of redemption or postpone the date of payment for shares during any period when: (a) the SEC has by order permitted such suspension; or (b) an emergency exists as a result of which: (i) disposal by the Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets.

In addition, each Fund may delay redemptions beyond the period set forth above upon the following events: (a) non-routine closure of the Fedwire or applicable Federal Reserve Banks; (b) closure of the NYSE other than for customary weekend and holiday closings or restriction of trading on the NYSE; or (c) declaration of a market emergency by the SEC.

We cannot accept requests that contain special conditions or effective dates. We may request additional documentation to ensure that a request is genuine. Examples may include a certified copy of a death certificate or a divorce decree.

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Shareholder Information

If you request a redemption within 15 days of purchase, we will delay sending your proceeds until we have collected unconditional payment, which may take up to 15 days from the date of purchase. You can avoid this delay by purchasing shares with a federal funds wire. For your protection, if your account address has been changed within the last 30 days, your redemption request must be in writing and signed by each account owner, with signature guarantees.

Signature Validation Program – Non Financial Transactions. You can get a Signature Validation Program Stamp from most banks, credit unions, federal savings and loan associations, or securities dealers, but not a notary public. For your protection, the Fund requires a Signature Validation Program Stamp or other acceptable signature authentication if you request:

•	A change in account registration or redemption instructions;

•	Maintenance changes of name, address or banking instructions;

•	Beneficiaries changes on Transfer on Death (“TOD”) Accounts;

•	Adding Systematic Purchase Plan;

•	Adding banking instructions;

•	Name change;

•	Trustee change; or

•	UTMA/UGMA custodian change.

Redemption in Kind. The Funds reserve the right to make payment in securities rather than cash, known as “redemption in kind,” for amounts redeemed by a shareholder, in any 90-day period, in excess of $250,000 or 1% of Fund net assets, whichever is less. If a Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Minimum Account Size

RBC Institutional Class 1 and RBC Institutional Class 2. For RBC Institutional Class 1 and RBC Institutional Class 2 shares, you must maintain a minimum account value equal to the current minimum initial investment, which is $10 million for RBC Institutional Class 1 shares and $1 million for RBC Institutional Class 2 shares.

RBC Select Class, RBC Reserve Class and RBC Investor Class. On an annual basis, RBC Wealth Management maintains the right to review a client’s total household assets and twelve-month trailing commissions and fees to determine if the client is still eligible for its current share class. If you experience a reduction in (a) your total household assets or (b) your commissions and fees in your account at RBC Wealth Management, and you are no longer eligible for your current share class, your shares may be converted to the lowest expense ratio share class for which you are eligible. If this is the case, you will receive a 30 day advance written notice and will have the opportunity to increase your assets at RBC Wealth Management in order to maintain your current share class. If you are unable to increase your assets, your shares will be converted into the eligible higher expense ratio share class.

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Shareholder Information

No Exchange Privilege
RBC Institutional Class 1 and RBC Institutional Class 2 of the Funds
(Except RBC Institutional Class 1 of Prime Money Market Fund)

RBC Institutional Class 1 and RBC Institutional Class 2 shares of the Funds (except RBC Institutional Class 1 of Prime Money Market Fund) are not eligible to be exchanged for shares of other RBC Funds.

Exchanging Your Shares
RBC Institutional Class 1 of Prime Money Market Fund

If exchanging your RBC Institutional Class 1 shares of Prime Money Market Fund through your financial advisor, brokerage account or other financial institution, simply tell your investment representative that you wish to exchange RBC Institutional Class 1 shares of the Fund and he or she will take care of the necessary documentation. To open a new Fund account through an exchange from an existing RBC Fund account, please refer to “Instructions for Opening an Account” above.

An exchange of shares is technically a sale of shares in one fund followed by a purchase of shares in another fund, and therefore may have tax consequences. By following the instructions below, and subject to such limitations as may be imposed by the RBC Funds. You may exchange existing RBC Institutional Class 1 shares of the Prime Money Market Fund into another eligible RBC Fund or from another eligible RBC Fund into RBC Institutional Class 1 shares of the Prime Money Market Fund.

By Telephone	1-800-422-2766	You may make exchanges between an eligible Prime Money Market Fund account and an eligible RBC Fund account by telephone, provided that your account is authorized for telephone exchanges.

By Mail	Regular Mail	Registered/Overnight Mail
	RBC Funds	RBC Funds
	c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
	P.O. Box 701	615 East Michigan Street, 3rd Floor
	Milwaukee, WI 53201-0701	Milwaukee, WI 53202-5207

1.

In a letter, include the genuine signature of each registered owner, the account number, the number of shares or dollar amount to be exchanged, the name of the RBC Fund from which the amount is being sold, and the name of the RBC Fund into which the amount is being purchased.

	2.	Mail or courier the letter to the applicable address above.

3.

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Funds.

Monthly Exchanges

You may authorize monthly exchanges ($100 minimum) from your Prime Money Market Fund account into another eligible RBC Fund or from another eligible RBC Fund into your Prime Money Market Fund account. Exchanges will be continued until all shares have been exchanged or until you terminate the service.

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Shareholder Information

Exchanging Your Shares
RBC Select Class, RBC Reserve Class and RBC Investor Class

RBC Select Class, RBC Reserve Class, and RBC Investor Class shares of a Fund may be exchanged for shares of the same class of another Money Market Fund by contacting your financial consultant at RBC Wealth Management, an RBC Correspondent Services firm, or RBC Advisor Services. RBC Select Class, RBC Reserve Class and RBC Investor Class shares of the Funds are not eligible to be exchanged for shares of other RBC Funds not included in this Prospectus. The Funds reserve the right to reject any exchange for any reason.

Additional Policies on Exchanges

You must meet the minimum investment requirement of the Class/Fund you are exchanging into. The names and registrations on the two accounts must be identical. You should review the prospectus of the Fund being purchased. Call 1-800-422-2766 for a free copy. The exchange privilege (including automatic exchanges) may be changed or eliminated at any time upon 60 days’ notice to shareholders.

Additional Shareholder Services

Telephone Services. Telephone trades must be received by the applicable deadline for submitting orders (see “Pricing of Fund Shares”). During periods of increased market activity, you may have difficulty reaching the Funds by telephone or may encounter higher than usual call waits. If this happens, contact the Funds by mail or allow sufficient time to place your telephone transaction. The Funds may refuse a telephone request, including a request to redeem shares of the Funds. The Funds will use reasonable procedures to confirm that telephone instructions are genuine. If such procedures are followed, neither the Funds nor any persons or entity that provides services to the Funds will be liable for any losses due to unauthorized or fraudulent instructions. The Funds reserve the right to limit the frequency or the amount of telephone redemption requests. Once a telephone transaction has been placed, it cannot be cancelled or modified.

Shareholder Mailings – RBC Institutional Class 1 and RBC Institutional Class 2. To help lower operating costs, the Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, annual report, semiannual report, general information statement or proxy statement to that address rather than mailing separate documents to each shareholder. This practice is known as “householding.” Shareholders may opt out of this single mailing at any time by calling either their financial advisor or the RBC Funds at 1-800-422-2766 and requesting the additional copies of Fund documents.

Market Timing and Excessive Trading

Market timing may interfere with the management of a Fund’s portfolio and result in increased costs. The RBC Funds do not accommodate market timers. Because the Board of Trustees recognizes that money market funds are often utilized for cash management purposes, the Board of Trustees has not adopted policies and procedures that impose specific limitations on short term trades for the RBC Money Market Funds.

Restriction and Rejection of Purchase or Exchange Orders. The Funds, the Distributor, or their agents reserve the right to restrict or reject, for any reason, without any prior notice, any purchase or exchange order. These include transactions representing excessive trading or suspected excessive trading, transactions that may be disruptive to the management of a Fund’s portfolio, and purchase orders not accompanied by proper payment. Redemptions may be suspended or postponed at times when the NYSE is closed, when trading is restricted, or under certain emergency circumstances as determined by the SEC.

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Shareholder Information

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures regarding the disclosure of portfolio holdings is available in the Money Market Funds’ SAI. The Funds make certain portfolio holdings information available on their website, which is accessed by using the Funds’ link at www.rbcgam.us. Within approximately five business days of each Friday, each Fund posts complete portfolio holdings information. As required by Rule 2a-7, each Fund posts complete portfolio holdings information as of the last business day of the preceding month on its website no later than five business days after the end of the month and this information remains posted on the website for at least six months.

Shareholder Servicing Fees
RBC Institutional Class 1

RBC Institutional Class 1 shares of each Fund pay an annual shareholder services administration fee of 0.05% of the average daily net assets attributable to RBC Institutional Class 1 shares of a Fund that is used to compensate financial intermediaries or the Distributor for providing services to shareholders and maintaining shareholder accounts. This shareholder services administration fee is not paid pursuant to Rule 12b-1.

Shareholder Account and Distribution Services (12b-1) Fees
RBC Institutional Class 2, RBC Select Class,
RBC Reserve Class, and RBC Investor Class

Each Fund has adopted a Shareholder Account and Distribution Services Plan (the “12b-1 Plan”) to pay distribution and service fees for the sale of its shares and services provided to shareholders. Under the 12b-1 Plan, each Fund compensates the Distributor or others for services and expenses relating to the sale and distribution of the Fund’s shares and/or for providing shareholder services. Because these fees are paid from Fund assets on an on-going basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

RBC Institutional Class 2 shares of each Fund pay an annual 12b-1 fee of up to 0.15% of the average daily net assets attributable to RBC Institutional Class 2 shares of a Fund, all of which may be designated as a “service fee.”

RBC Select Class shares of each Fund pay an annual 12b-1 fee of up to 0.80% of the average daily net assets attributable to RBC Select Class shares of a Fund. Up to 0.25% of the annual 12b-1 fee may be designated as a “service fee.”

RBC Reserve Class shares of each Fund pay an annual 12b-1 fee of up to 0.90% of the average daily net assets attributable to RBC Reserve Class shares of a Fund. Up to 0.25% of the annual 12b-1 fee may be designated as a “service fee.”

RBC Investor Class shares of each Fund pay an annual 12b-1 fee of up to 1.00% of the average daily net assets attributable to RBC Investor Class shares of a Fund. Up to 0.25% of the annual 12b-1 fee may be designated as a “service fee.”

Dividends, Distributions and Taxes

Dividends and Distributions. Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare dividends daily and distribute all of its net investment income, if any, to shareholders as dividends monthly. Each Fund will distribute net realized capital gains, if any, at least annually. Dividends will also be paid at any time during the month upon total redemption of shares in an account. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

36

Shareholder Information

Annual Statements. Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in October, November, or December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Funds make every effort to reduce the number of corrected forms mailed to you. However, if a Fund finds it necessary to reclassify its distributions after you receive your tax statement, the Fund will send you a corrected Form 1099.

Tax Considerations. Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist primarily of ordinary income. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Because the Funds are money market funds, they do not anticipate realizing any long-term capital gains. None of the Funds’ income dividends will be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates.

Additional Information Regarding the Tax-Free Money Market Fund. Dividends from the Fund will consist primarily of exempt-interest dividends from interest earned on municipal securities. In general, exempt-interest dividends are exempt from regular federal income tax. Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states. Because of these tax exemptions, a tax-free fund may not be a suitable investment for retirement plans and other tax-exempt investors. Corporate shareholders should note that these dividends may be fully taxable in states that impose corporate franchise taxes, and they should consult with their tax advisors about the taxability of this income before investing in the Fund.

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits. The Fund may invest a portion of its assets in private activity bonds. The income from these bonds is a tax preference item when determining your federal alternative minimum tax, unless such bonds were issued in 2009 or 2010.

While the Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Taxable Income Dividends. The Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. The Fund also may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will not be treated as qualified dividend income subject to reduced rates of taxation for individuals. Distributions of ordinary income are taxable whether you reinvest your distributions in additional Fund shares or receive them in cash.

Sale or Redemption of Fund Shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of another RBC Fund is the same as a sale. Because the Funds expect to maintain a stable net asset value per share, investors generally should not realize a taxable gain or loss on the sale or redemption of Fund shares.

37

Shareholder Information

Medicare Tax. For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts. Net investment income does not include exempt-interest dividends. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Backup Withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the Internal Revenue Service instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

State and Local Taxes. Fund distributions also may be subject to state, local and foreign taxes.

This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Organizational Structure

RBC Funds Trust, formerly known as Tamarack Funds Trust, was organized as a Delaware statutory trust on December 16, 2003. Overall responsibility for the management of the Funds is vested in the Board of Trustees. RBC Institutional Class 1 shares of each Fund were previously each a separate series of Great Hall® Investment Funds, Inc. and were reorganized as separate series of RBC Funds Trust effective April 16, 2004. Unless otherwise noted, information contained in this Prospectus regarding Fund fees and expenses prior to April 16, 2004 relates to the predecessor funds. RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, and RBC Investor Class were added to each Fund on November 21, 2008.

38

Financial Highlights

The following tables are intended to help you understand the financial performance of RBC Institutional Class 1 shares of each Fund for the past five years. The financial performance of RBC Institutional Class 2, RBC Select Class, RBC Reserve Class and RBC Investor Class of each Fund is included since their inception on November 21, 2008. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned on a Fund share assuming reinvestment of all distributions. This information has been audited by Deloitte & Touche LLP, whose Report of Independent Public Accounting Firm, along with each Fund’s financial statements, is included in the Funds’ annual report, which is available at www.rbcgam.us or by calling 1-800-422-2766.

39

FINANCIAL HIGHLIGHTS

Prime Money Market Fund

		Investment Activities						Distributions
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized / Unrealized Gain/(Loss) on Investments		Total from Investment Activities		Net Investment Income		Total Distributions		Net Asset Value, End of Period
RBC Institutional Class 1
Year Ended September 30, 2013	$1.00	(a)(b	)	(b	)	(b	)	(b	)	(b	)	$1.00
Year Ended September 30, 2012	1.00	(a)(b	)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2011	1.00	(a)(b	)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2010	1.00	(a)(b	)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2009	1.00	0.01	(a)	(b	)	0.01		(0.01)		(0.01)		1.00

RBC Institutional Class 2
Year Ended September 30, 2013	$1.00	(a)(b	)	(b	)	(b	)	(b	)	(b	)	$1.00
Year Ended September 30, 2012	1.00	(a)(b	)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2011	1.00	(a)(b	)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2010	1.00	(a)(b	)	(b	)	(b	)	(b	)	(b	)	1.00
Period Ended September 30, 2009(c)	1.00	(a)(b	)	(b	)	(b	)	(b	)	(b	)	1.00

RBC Investor Class
Year Ended September 30, 2013	$1.00	(a)(b	)	(b	)	(b	)	(b	)	(b	)	$1.00
Year Ended September 30, 2012	1.00	(a)(b	)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2011	1.00	(a)(b	)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2010	1.00	(a)(b	)	(b	)	(b	)	(b	)	(b	)	1.00
Period Ended September 30, 2009(c)	1.00	(a)(b	)	(b	)	(b	)	(b	)	(b	)	1.00

RBC Reserve Class
Year Ended September 30, 2013	$1.00	(a)(b	)	(b	)	(b	)	(b	)	(b	)	$1.00
Year Ended September 30, 2012	1.00	(a)(b	)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2011	1.00	(a)(b	)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2010	1.00	(a)(b	)	(b	)	(b	)	(b	)	(b	)	1.00
Period Ended September 30, 2009(c)	1.00	(a)(b	)	(b	)	(b	)	(b	)	(b	)	1.00

RBC Select Class
Year Ended September 30, 2013	$1.00	(a)(b	)	(b	)	(b	)	(b	)	(b	)	$1.00
Year Ended September 30, 2012	1.00	(a)(b	)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2011	1.00	(a)(b	)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2010	1.00	(a)(b	)	(b	)	(b	)	(b	)	(b	)	1.00
Period Ended September 30, 2009(c)	1.00	(a)(b	)	(b	)	(b	)	(b	)	(b	)	1.00

(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	For the period from November 21, 2008 (commencement of operations) to September 30, 2009.

40

FINANCIAL HIGHLIGHTS

Prime Money Market Fund (cont.)

			Ratios/Supplemental Data
	Total Return(e)		Net Assets, End of Period (millions)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses to Average Net Assets*
RBC Institutional Class 1
Year Ended September 30, 2013	0.06%		$1,760	0.17%		0.07%		0.17%
Year Ended September 30, 2012	0.09%		1,746	0.17%		0.09%		0.17	%(h)
Year Ended September 30, 2011	0.13%		1,978	0.17%		0.14%		0.17	%(h)
Year Ended September 30, 2010	0.19%		4,051	0.17%		0.19%		0.17	%(h)
Year Ended September 30, 2009	0.95%		4,426	0.55	%(g)	1.03%		0.55%

RBC Institutional Class 2
Year Ended September 30, 2013	0.01%		$586	0.22%		0.01%		0.27%
Year Ended September 30, 2012	0.01%		633	0.25%		0.01%		0.27%
Year Ended September 30, 2011	0.04%		687	0.26%		0.04%		0.27%
Year Ended September 30, 2010	0.09%		830	0.27%		0.07%		0.27%
Period Ended September 30, 2009(c)	0.62	%(d)	19	0.31	%(f)	0.45	%(f)	0.32	%(f)

RBC Investor Class
Year Ended September 30, 2013	0.01%		$2,658	0.22%		0.01%		1.12%
Year Ended September 30, 2012	0.01%		2,816	0.26%		0.01%		1.12%
Year Ended September 30, 2011	0.01%		3,199	0.30%		0.01%		1.12%
Year Ended September 30, 2010	0.01%		3,995	0.35%		0.01%		1.13%
Period Ended September 30, 2009(c)	0.15	%(d)	4,659	0.91	%(f)	0.16	%(f)	1.19	%(f)

RBC Reserve Class
Year Ended September 30, 2013	0.01%		$6,213	0.22%		0.01%		1.02%
Year Ended September 30, 2012	0.01%		5,453	0.26%		0.01%		1.02%
Year Ended September 30, 2011	0.01%		5,032	0.29%		0.01%		1.01%
Year Ended September 30, 2010	0.01%		5,165	0.35%		0.01%		1.03%
Period Ended September 30, 2009(c)	0.22	%(d)	4,870	0.83	%(f)	0.24	%(f)	1.08	%(f)

RBC Select Class
Year Ended September 30, 2013	0.01%		$1,826	0.22%		0.01%		0.92%
Year Ended September 30, 2012	0.01%		1,668	0.26%		0.01%		0.92%
Year Ended September 30, 2011	0.01%		1,595	0.29%		0.01%		0.92%
Year Ended September 30, 2010	0.01%		1,572	0.35%		0.01%		0.92%
Period Ended September 30, 2009(c)	0.27	%(d)	1,383	0.77	%(f)	0.29	%(f)	0.97	%(f)

*

During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

(c)	For the period from November 21, 2008 (commencement of operations) to September 30, 2009.
(d)	Not annualized.
(e)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(f)	Annualized.
(g)

Beginning November 21, 2008, the net operating expenses were contractually limited to 0.20% of average daily net assets. The ratio of net expenses to average net assets represents a blended percentage for the year ended September 30, 2009.

(h)	There were no waivers or reimbursements during the period.

41

FINANCIAL HIGHLIGHTS

U.S. Government Money Market Fund

		Investment Activities						Distributions
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized/ Unrealized Gain/(Loss) on Investments		Total from Investment Activities		Net Investment Income		Total Distributions		Net Asset Value, End of Period
RBC Institutional Class 1
Year Ended September 30, 2013	$1.00	(a)(b	)	(b	)	(b	)	(b	)	(b	)	$1.00
Year Ended September 30, 2012	1.00	(a)(b	)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2011	1.00	(a)(b	)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2010	1.00	(a)(b	)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2009	1.00	0.01	(a)	(b	)	0.01		(0.01)		(0.01)		1.00

RBC Institutional Class 2
Year Ended September 30, 2013	$1.00	(a)(b	)	(b	)	(b	)	(b	)	(b)		$1.00
Year Ended September 30, 2012	1.00	(a)(b	)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2011	1.00	(a)(b	)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2010	1.00	(a)(b	)	(b	)	(b	)	(b	)	(b	)	1.00
Period Ended September 30, 2009(c)	1.00	(a)(b	)	(b	)	(b	)	(b	)	(b	)	1.00

RBC Investor Class
Year Ended September 30, 2013	$1.00	(a)(b	)	(b	)	(b	)	(b	)	(b	)	$1.00
Year Ended September 30, 2012	1.00	(a)(b	)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2011	1.00	(a)(b	)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2010	1.00	(a)(b	)	(b	)	(b	)	(b	)	(b	)	1.00
Period Ended September 30, 2009(c)	1.00	(a)(b	)	(b	)	(b	)	(b	)	(b	)	1.00

RBC Reserve Class
Year Ended September 30, 2013	$1.00	(a)(b	)	(b	)	(b	)	(b	)	(b	)	$1.00
Year Ended September 30, 2012	1.00	(a)(b	)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2011	1.00	(a)(b	)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2010	1.00	(a)(b	)	(b	)	(b	)	(b	)	(b	)	1.00
Period Ended September 30, 2009(c)	1.00	(a)(b	)	(b	)	(b	)	(b	)	(b	)	1.00

RBC Select Class
Year Ended September 30, 2013	$1.00	(a)(b	)	(b	)	(b	)	(b	)	(b	)	$1.00
Year Ended September 30, 2012	1.00	(a)(b	)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2011	1.00	(a)(b	)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2010	1.00	(a)(b	)	(b	)	(b	)	(b	)	(b	)	1.00
Period Ended September 30, 2009(c)	1.00	(a)(b	)	(b	)	(b	)	(b	)	(b	)	1.00

(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	For the period from November 21, 2008 (commencement of operations) to September 30, 2009.

42

FINANCIAL HIGHLIGHTS

U.S. Government Money Market Fund (cont.)

			Ratios/Supplemental Data
	Total Return(e)		Net Assets, End of Period (millions)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses to Average Net Assets*
RBC Institutional Class 1
Year Ended September 30, 2013	0.01%		$1,231	0.13%		0.01%		0.17%
Year Ended September 30, 2012	0.01%		1,046	0.16%		0.01%		0.17%
Year Ended September 30, 2011	0.05%		1,580	0.17%		0.05%		0.17%
Year Ended September 30, 2010	0.11%		662	0.17%		0.11%		0.17	% (h)
Year Ended September 30, 2009	0.73%		848	0.49	%(g)	0.98%		0.49	%(h)

RBC Institutional Class 2
Year Ended September 30, 2013	0.01%		$497	0.12%		0.01%		0.27%
Year Ended September 30, 2012	0.01%		213	0.16%		0.01%		0.27%
Year Ended September 30, 2011	0.01%		142	0.20%		0.01%		0.27%
Year Ended September 30, 2010	0.02%		124	0.27%		0.02%		0.27%
Period Ended September 30, 2009(c)	0.44	%(d)	14	0.30	%(f)	0.56	%(f)	0.30	%(f)

RBC Investor Class
Year Ended September 30, 2013	0.01%		$795	0.13%		0.01%		1.12%
Year Ended September 30, 2012	0.01%		857	0.16%		0.01%		1.12%
Year Ended September 30, 2011	0.01%		981	0.21%		0.01%		1.12%
Year Ended September 30, 2010	0.01%		1,260	0.27%		0.01%		1.13%
Period Ended September 30, 2009(c)	0.11	%(d)	1,372	0.65	%(f)	0.07	%(f)	1.17	%(f)

RBC Reserve Class
Year Ended September 30, 2013	0.01%		$2,288	0.13%		0.01%		1.02%
Year Ended September 30, 2012	0.01%		1,896	0.16%		0.01%		1.02%
Year Ended September 30, 2011	0.01%		1,748	0.21%		0.01%		1.02%
Year Ended September 30, 2010	0.01%		1,752	0.27%		0.01%		1.03%
Period Ended September 30, 2009(c)	0.14	%(d)	1,714	0.65	%(f)	0.15	%(f)	1.06	%(f)

RBC Select Class
Year Ended September 30, 2013	0.01%		$1,313	0.13%		0.01%		0.92%
Year Ended September 30, 2012	0.01%		1,309	0.16%		0.01%		0.92%
Year Ended September 30, 2011	0.01%		1,262	0.21%		0.01%		0.92%
Year Ended September 30, 2010	0.01%		1,139	0.27%		0.01%		0.93%
Period Ended September 30, 2009(c)	0.17	%(d)	1,233	0.63	%(f)	0.18	%(f)	0.95	%(f)

*

During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

(c)	For the period from November 21, 2008 (commencement of operations) to September 30, 2009.
(d)	Not annualized.
(e)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(f)	Annualized.
(g)

Beginning November 21, 2008, the net operating expenses were contractually limited to 0.20% of average daily net assets. The ratio of net expenses to average net assets represents a blended percentage for the year ended September 30, 2009.

(h)	There were no waivers or reimbursements during the period.

43

FINANCIAL HIGHLIGHTS

Tax-Free Money Market Fund

		Investment Activities						Distributions
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized/ Unrealized Gain/(Loss) on Investments		Total from Investment Activities		Net Investment Income		Net Realized Gains		Net Asset Value, End of Period
RBC Institutional Class 1
Period Ended October 28, 2012(a)	$1.00	(b)(c	)	(b	)	(b	)	(b	)	(b	)	$1.00
Year Ended September 30, 2012	1.00	(b)(c	)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2011	1.00	(b)(c	)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2010	1.00	(b)(c	)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2009	1.00	0.01	(c)	(b	)	0.01		(0.01)		—		1.00

RBC Institutional Class 2
Year Ended September 30, 2013	$1.00	(b)(c	)	(b	)	(b	)	(b	)	(b	)	$1.00
Year Ended September 30, 2012	1.00	(b)(c	)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2011	1.00	(b)(c	)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2010	1.00	(b)(c	)	(b	)	(b	)	(b	)	(b	)	1.00
Period Ended September 30, 2009(d)	1.00	(b)(c	)	(b	)	(b	)	(b	)	—		1.00

RBC Investor Class
Year Ended September 30, 2013	$1.00	(b)(c	)	(b	)	(b	)	(b	)	(b	)	$1.00
Year Ended September 30, 2012	1.00	(b)(c	)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2011	1.00	(b)(c	)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2010	1.00	(b)(c	)	(b	)	(b	)	(b	)	(b	)	1.00
Period Ended September 30, 2009(d)	1.00	(b)(c	)	(b	)	(b	)	(b	)	—		1.00

RBC Reserve Class
Year Ended September 30, 2013	$1.00	(b)(c	)	(b	)	(b	)	(b	)	(b	)	$1.00
Year Ended September 30, 2012	1.00	(b)(c	)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2011	1.00	(b)(c	)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2010	1.00	(b)(c	)	(b	)	(b	)	(b	)	(b	)	1.00
Period Ended September 30, 2009(d)	1.00	(b)(c	)	(b	)	(b	)	(b	)	—		1.00

RBC Select Class
Year Ended September 30, 2013	$1.00	(b)(c	)	(b	)	(b	)	(b	)	(b	)	$1.00
Year Ended September 30, 2012	1.00	(b)(c	)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2011	1.00	(b)(c	)	(b	)	(b	)	(b	)	(b	)	1.00
Year Ended September 30, 2010	1.00	(b)(c	)	(b	)	(b	)	(b	)	(b	)	1.00
Period Ended September 30, 2009(d)	1.00	(b)(c	)	(b	)	(b	)	(b	)	—		1.00

(a)	There were no RBC Institutional Class 1 shares outstanding during the period from October 29, 2012 to September 30, 2013.
(b)	Less than $0.01 or $(0.01) per share.
(c)	Per share net investment income has been calculated using the average daily shares method.
(d)	For the period from November 21, 2008 (commencement of operations) to September 30, 2009.

44

Tax-Free Money Market Fund (cont.)

			Ratios/Supplemental Data
	Total Return(e)		Net Assets, End of Period (millions)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses to Average Net Assets*
RBC Institutional Class 1
Period Ended October 28, 2012(a)	0.00	%(d)	$—		0.18	%(f)	0.01	%(f)	0.19	%(f)
Year Ended September 30, 2012	0.02%		26		0.16%		0.02%		0.19%
Year Ended September 30, 2011	0.09%		37		0.18%		0.10%		0.19%
Year Ended September 30, 2010	0.25%		71		0.18%		0.22%		0.18	%(h)
Year Ended September 30, 2009	0.74%		51		0.71	%(g)	1.49%		0.71%

RBC Institutional Class 2
Year Ended September 30, 2013	0.01%		$256		0.13%		0.01%		0.29%
Year Ended September 30, 2012	0.01%		202		0.17%		0.01%		0.29%
Year Ended September 30, 2011	0.02%		214		0.26%		0.02%		0.29%
Year Ended September 30, 2010	0.15%		282		0.28%		0.09%		0.28%
Period Ended September 30, 2009(c)	0.41	%(d)	(i	)	0.34	%(f)	0.45	%(f)	0.34	%(f)

RBC Investor Class
Year Ended September 30, 2013	0.01%		$153		0.13%		0.01%		1.14%
Year Ended September 30, 2012	0.01%		162		0.17%		0.01%		1.13%
Year Ended September 30, 2011	0.02%		167		0.26%		0.01%		1.14%
Year Ended September 30, 2010	0.02%		210		0.42%		0.01%		1.15%
Period Ended September 30, 2009(c)	0.04	%(d)	202		0.76	%(f)	0.03	%(f)	1.19	%(f)

RBC Reserve Class
Year Ended September 30, 2013	0.01%		$607		0.13%		0.01%		1.04%
Year Ended September 30, 2012	0.01%		600		0.17%		0.01%		1.04%
Year Ended September 30, 2011	0.02%		520		0.26%		0.01%		1.04%
Year Ended September 30, 2010	0.02%		612		0.40%		0.01%		1.04%
Period Ended September 30, 2009(c)	0.06	%(d)	432		0.74	%(f)	0.05	%(f)	1.09	%(f)

RBC Select Class
Year Ended September 30, 2013	0.01%		$347		0.13%		0.01%		0.94%
Year Ended September 30, 2012	0.01%		373		0.17%		0.01%		0.94%
Year Ended September 30, 2011	0.02%		300		0.26%		0.01%		0.93%
Year Ended September 30, 2010	0.02%		286		0.40%		0.01%		0.94%
Period Ended September 30, 2009(c)	0.11	%(d)	242		0.68	%(f)	0.10	%(f)	0.99	%(f)

*

During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

(a)	There were no RBC Institutional Class 1 shares outstanding during the period from October 29, 2012 to September 30, 2013.
(c)	For the period from November 21, 2008 (commencement of operations) to September 30, 2009.
(d)	Not annualized.
(e)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(f)	Annualized.
(g)

Beginning November 21, 2008, the net operating expenses were contractually limited to 0.20% of average daily net assets. The ratio of net expenses to average net assets represents a blended percentage for the year ended September 30, 2009.

(h)	There were no waivers or reimbursements during the period.
(i)	Less than $1,000,000.

45

Privacy Policy

RBC Funds
Notice of Privacy Policy & Practices

The RBC Funds recognize and respect the privacy concerns and expectations of our customers, including individuals who provide their nonpublic personal information to the RBC Funds but do not invest in the RBC Funds’ shares.

We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the Funds.

Collection of Customer Information	We collect nonpublic personal information about our customers from the following sources:

	•	Account Applications and Other Forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;

	•	Account History, including information about the transactions and balances in a customer’s accounts; and

	•	Correspondence, written, telephonic or electronic between a customer and the RBC Funds or service providers to the RBC Funds.

Disclosure of Customer Information	We may disclose all of the information described above to certain third parties who are not affiliated with the RBC Funds under one or more of these circumstances:

	•	As Authorized — if you request or authorize the disclosure of the information.

•

As Permitted by Law — for example, sharing information with companies who maintain or service customer accounts for the RBC Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

	•	Under Joint Agreements — we may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

Security, Safeguarding and Destruction of Customer Information and Reports	We require service providers to the RBC Funds:
	•	To maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of, the RBC Funds;

	•	To maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the RBC Funds;

	•	To maintain physical, electronic and procedural safeguards for the proper disposal of consumer report information, as defined in Rule 30(b)(1)(ii) of Regulation S-P.

Delegation

The RBC Funds have delegated the responsibility to implement appropriate written procedures for such safeguarding and disposal of consumer report information and records to the Fund’s transfer agent and/or any other service provider who may come into possession of such information.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the RBC Funds.

46

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Funds’ Reports to shareholders contain additional information on the Funds’ investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

Statement of Additional Information (SAI):

The Funds’ SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

You can get free copies of the Reports and the SAI, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds, or contacting the Funds at:

RBC Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
Telephone: 1-800-422-2766

You may also visit the Funds’ website at www.rbcgam.us for a free copy of the Funds’ Prospectus, SAI or Reports.

For More Information Call:

Institutional/Direct Investors: 800-422-2766
Retail RBC Wealth Management Investors: 866-763-3728
RBC Correspondent Services and RBC Advisor Services: 612-607-8903

Information from the Securities and Exchange Commission:

You can review and obtain copies of Fund documents from the SEC as follows:

In person:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-551-8090.)

By mail:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-1520
(The SEC charges a fee to copy any documents.)

On the EDGAR database via the Internet:

www.sec.gov

By electronic request:

publicinfo@sec.gov

(The SEC charges a fee to copy any documents.)

Investment Company Act File No. 811-21475

RBC MM PROSP 11/13

RBC BlueBay Funds

Prospectus

November 27, 2013

RBC BlueBay Emerging Market Select Bond Fund
Class A: RESAX
Class I: RBESX

RBC BlueBay Emerging Market Corporate Bond Fund
Class A: RECAX
Class I: RBECX

RBC BlueBay Global High Yield Bond Fund
Class A: RHYAX
Class I: RGHYX

RBC BlueBay Global Convertible Bond Fund
Class I: RGCBX

RBC BlueBay Absolute Return Fund
Class A: RABAX
Class I: RBARX

As with all mutual funds, the U.S. Securities and Exchange Commission and the
Commodity Futures Trading Commission have not approved or disapproved the
Fund shares described in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund Summaries
This Prospectus describes the RBC BlueBay Funds (the “Funds” or each a “Fund”) offered by RBC Funds Trust. Carefully review this important section, which summarizes the Funds’ investment objectives, principal investment strategies and risks, and fees.	3	RBC BlueBay Emerging Market Select Bond Fund
	9	RBC BlueBay Emerging Market Corporate Bond Fund
	15	RBC BlueBay Global High Yield Bond Fund
	21	RBC BlueBay Global Convertible Bond Fund
	27	RBC BlueBay Absolute Return Fund
	32	Important Additional Information

More on the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks
	33	Investment Objectives
	33	Principal Investment Strategies
	36	Principal Risks

Management
The Funds are managed by RBC Global Asset Management (U.S.) Inc. (“RBC GAM (U.S.)” or the “Advisor”) and are sub-advised by BlueBay Asset Management LLP (“BlueBay” or the “Sub-Advisor”).	42	Investment Advisor
	42	Investment Sub-Advisors
	43	Portfolio Managers
	45	Historical Performance Data of the Sub-Advisor of the Funds

Shareholder Information
Review this section for details on how shares are valued, how to purchase and sell shares, related charges and payments of dividends and distributions.	49	Pricing of Fund Shares
	50	Investment Minimums
	51	Purchasing and Adding to Your Shares
	52	Dividends and Distributions and Directed Dividend Option
	53	Selling Your Shares
	53	Additional Information About Purchasing and Selling Shares
	57	Exchanging Your Shares
	57	Additional Policies on Exchanges
	57	Additional Shareholder Services
	58	Market Timing and Excessive Trading
	59	Disclosure of Portfolio Holdings
	60	Distribution Arrangements/Sales Charges
	62	Distribution and Service (12b-1) Fees
	62	Shareholder Servicing Plan
	62	Dividends, Distributions and Taxes
	64	Organizational Structure

Investment Practices
65
Financial Highlights
67
Privacy Policy
72
Back Cover
Where to Learn More About the Funds

Fund Summary	RBC BlueBay Emerging Market Select Bond Fund

Investment Objective

The Fund seeks to achieve a high level of total return consisting of income and capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Funds in this Prospectus. More information about these and other discounts is available from your financial professional and under the subheading “Reducing the Initial Sales Charge on Purchases of Class A Shares” on page 61 of this Prospectus.

	Class A	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.25%	None
Maximum Deferred Sales Charge (Load) (as a % of offering price)[1]	None	None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.30%	0.30%
Acquired Fund Fees and Expenses[2]	0.02%	0.02%
Total Annual Fund Operating Expenses	1.37%	1.12%
Fee Waiver and/or Expense Reimbursement[3]	(0.10)%	(0.10)%

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement[3]	1.27%	1.02%

[1]	A 1.00% CDSC is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

[2]

Total Annual Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the direct operating expenses of the Fund and do not include acquired fund fees and expenses.

[3]

The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to 1.25% (for Class A) and 1.00% (for Class I). This expense limitation agreement will remain in place until January 31, 2015 and may not be terminated by the Advisor prior to that date.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class I
One Year	$549	$104
Three Years	$831	$346
Five Years	$1,134	$607
Ten Years	$1,993	$1,354

Fund Summary	RBC BlueBay Emerging Market Select Bond Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 203% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that provide exposure to fixed income securities of issuers tied to emerging countries that are considered by the Fund to have the potential to provide a high level of total return.

A security is economically tied to an emerging market country if it is issued by a foreign government (or any political subdivision, agency, authority or instrumentality of such government) or corporation and the security is principally traded on the emerging country’s securities markets, or the issuer principally operates in the emerging country, derives a significant percentage of its income from its operation within the emerging country, or has a significant percentage of its assets in the emerging country. The Fund may consider classifications by the World Bank, the International Finance Corporation or the United Nations (and its agencies) in determining whether a country is emerging or developed. Currently, emerging countries include, but are not limited to, countries in Asia (excluding Japan), Africa, Eastern Europe, the Middle East, and Latin America.

The Fund will normally invest in a portfolio of fixed income securities denominated in both the U.S. Dollar and currencies of other developed countries, and in currencies of the local emerging market countries. Currencies of developed countries include: U.S. Dollar, Canadian Dollar, Euro, GB Pound and Japanese Yen. Local currencies can be defined as the currency of the issuer based in emerging countries worldwide (e.g. Brazil bonds issued in Brazilian Real).

The Fund will invest, either directly or indirectly (e.g. via derivatives such as credit linked notes, interest rate swaps, total return swaps and credit default swaps), primarily in fixed income securities of any rating (i.e. including investment grade and below investment grade (junk bonds)) issued by emerging market issuers or entities domiciled in an emerging market country, as well as in distressed debt securities of issuers from emerging market countries. The Fund may invest in securities of any market capitalization and may from time to time invest a significant amount of its assets in fixed income securities issued by smaller companies.

Derivatives, which are instruments that have a value based on another instrument, interest rate, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and forwards as tools in the management of portfolio assets. The Fund may use such derivatives through either the creation of long and short positions to hedge various investments, for investment purposes, for risk management and/or to increase income or gain to the Fund.

The Fund may invest in bonds issued by sovereign nations for restructuring foreign debt, sovereign and corporate issues, bonds issued by sovereign nations which are traded in local markets in local currency, and bonds and notes issued by banks and corporations which are traded in local markets. The Fund takes active exposure to investments in foreign currencies, including the local currencies in the emerging markets countries. The Fund will vary its proportion invested in developed country currency instruments and emerging markets currency instruments according to the investment view of the Fund in relation to the relevant instruments. In making this selection, the Fund will consider in particular the credit rating, the currency (in case of emerging market currency instruments only) and the interest rate of such instruments. There is no limit on the number of countries in which the Fund may invest and the Fund may invest in a number of different countries at any time.

Fund Summary	RBC BlueBay Emerging Market Select Bond Fund

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Principal Risks

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Sub-Advisor’s ability to make investment decisions that are suited to achieve the Fund’s investment objective.

Issuer/Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which could cause the Fund to lose money.

Interest Rate Risk. The Fund’s yield and value will fluctuate as the general level of interest rates change. During periods when interest rates are low, the Fund’s yield may also be low. When interest rates increase, securities held by the Fund will generally decline in value.

Market Risk. One or more markets in which the Fund invests may go down in value, sometimes sharply and unpredictably, and the value of the Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Emerging Markets Risk. The Fund primarily invests in emerging markets. The securities markets of most emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. These risks are not normally associated with investments in more developed countries.

Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. Dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. Dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Fund Summary	RBC BlueBay Emerging Market Select Bond Fund

Derivatives Risk. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would have been if it had not used derivatives. Derivatives may also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty.

Non-Diversified Fund Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities.

High Yield Securities Risk. High yield securities, which are non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and have a higher risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor to the Fund’s transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Liquidity Risk. The Fund may be subject to the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities (including securities deemed liquid at the time of purchase that subsequently became less liquid) at an advantageous time or price or achieve its desired level of exposure to a certain sector.

Custodial Risk. The Fund may invest in markets where custodian and/or settlement systems are not fully developed. The assets of the Fund which are traded in such markets and which have been entrusted to sub-custodians, in circumstances where the use of such sub-custodians is necessary, may be exposed to risk in circumstances whereby the custodian will have no liability.

Valuation Risk. The Fund’s assets are comprised mainly of quoted investments where a valuation price can be obtained from an exchange or similarly verifiable source. However, there is a risk that where the Fund invests in unquoted and/or illiquid investments the values at which these investments are sold may be significantly different from the estimated fair values of these investments.

Credit Spread Risk. The Fund’s investments may be adversely affected if any of the issuers it is invested in are subject to an actual or perceived deterioration to their credit quality. Any actual or perceived deterioration may lead to an increase in the credit spreads and a decline in price of the issuer’s securities.

Operational Risk. The Fund’s investments may be adversely affected due to the operational process of the Fund’s service providers, including the Advisor, the Sub-Advisor, transfer agent, custodian or administrator. The Fund may be subject to losses arising from inadequate or failed internal controls, processes and systems, or from human or external events.

Loan Risk. The Fund may invest in loans including loans that are rated below investment grade or the unrated equivalent. Like other high yield, corporate debt instruments, such loans are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under “Interest Rate Risk,” “Issuer/Credit Risk,” and “High Yield Securities Risk.”

Smaller Company Risk. The risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities of larger companies, due to narrow

Fund Summary	RBC BlueBay Emerging Market Select Bond Fund

markets and limited resources of smaller companies. The Fund’s investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing how the Fund’s average annual total returns (before and after taxes) compare with those of a broad-based securities index. As of the date of this Prospectus, Class A shares had not commenced operations; therefore, no performance information is provided for Class A shares. The returns for Class A shares may be lower than the returns of Class I shares shown in the bar chart and performance table because expenses of the two classes differ. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Information on the Fund’s performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

Annual Total Return – Class I Shares

During the periods shown in the chart for Class I Shares of the Fund:

	Quarter	Year	Returns
Best quarter:	Q1	2012	6.20%
Worst quarter:	Q2	2012	0.74%

The year-to-date return of Class I shares as of September 30, 2013 was -7.29%.

Performance Table

The table below shows before and after-tax returns for Class I shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. The inception date of Class I Shares of the Fund is November 30, 2011.

Fund Summary	RBC BlueBay Emerging Market Select Bond Fund

Average Annual Total Returns (for the periods ended December 31, 2012)

	Past Year	Since Inception
Class I Return Before Taxes	15.09%	13.48%
Class I Return After Taxes on Distributions	13.28%	11.73%
Class I Return After Taxes on Distributions and Sale of Shares	9.77%	10.43%
50% JPMorgan EMBI Global Diversified/50% JPMorgan GBI-EM Broad Diversified Index (reflects no deduction for fees, expenses or taxes)	16.15%	14.92%

Investment Advisor

RBC Global Asset Management (U.S.) Inc.

Investment Sub-Advisor

BlueBay Asset Management LLP

Portfolio Managers

The following individuals are primarily responsible for the day-to-day management of the Fund’s portfolio:

•	David Dowsett, Senior Portfolio Manager of the Sub-Advisor, has been a portfolio manager of the Fund since 2011.

•	Nick Shearn, Portfolio Manager of the Sub-Advisor, has been a portfolio manager of the Fund since 2011.

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or a combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case you may be taxed later upon withdrawal of your investment from such arrangement.

For important information about “Purchase and Sale of Fund Shares” and “Payments to Broker-Dealers and Other Financial Intermediaries,” please turn to “Important Additional Information” on page 32 of this Prospectus.

Fund Summary	RBC BlueBay Emerging Market Corporate Bond Fund

Investment Objective

The Fund seeks to achieve a high level of total return consisting of income and capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Funds in this Prospectus. More information about these and other discounts is available from your financial professional and under the subheading “Reducing the Initial Sales Charge on Purchases of Class A Shares” on page 61 of this Prospectus.

	Class A	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.25%	None
Maximum Deferred Sales Charge (Load) (as a % of offering price) [1]	None	None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	1.01%	1.01%
Total Annual Fund Operating Expenses	2.21%	1.96%
Fee Waiver and/or Expense Reimbursement[2]	(0.81)%	(0.81)%

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.40%	1.15%

[1]	A 1.00% CDSC is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

[2]

The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to the net expenses in the table. This expense limitation agreement will remain in place until January 31, 2015 and may not be terminated by the Advisor prior to that date.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class I
One Year	$561	$117
Three Years	$1,012	$537
Five Years	$1,489	$982
Ten Years	$2,800	$2,220

Fund Summary	RBC BlueBay Emerging Market Corporate Bond Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 182% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that provide exposure to fixed income securities of corporate issuers tied to emerging countries.

A security is economically tied to an emerging market country if it is issued by a foreign government (or any political subdivision, agency, authority or instrumentality of such government) or corporation and the security is principally traded on the emerging country’s securities markets, or the issuer principally operates in the emerging country, derives a significant percentage of its income from its operation within the emerging country, or has a significant percentage of its assets in the emerging country. The Fund may consider classifications by the World Bank, the International Finance Corporation or the United Nations (and its agencies) in determining whether a country is emerging or developed. Currently, emerging countries include, but are not limited to, countries in Asia (excluding Japan), Africa, Eastern Europe, the Middle East, and Latin America.

The Fund will normally invest, either directly or indirectly (e.g. via derivatives such as credit linked notes, interest rate swaps, total return swaps and credit default swaps), primarily in fixed income securities of any rating (i.e. including investment grade and below investment grade (junk bonds)), unrated debt securities and distressed debt securities issued by emerging market corporate issuers, denominated in the U.S. Dollar and currencies of other developed countries. The Fund may invest in securities of any market capitalization and may from time to time invest a significant amount of its assets in fixed income securities issued by smaller companies.

Derivatives, which are instruments that have a value based on another instrument, interest rate, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and forwards as tools in the management of portfolio assets. The Fund may use such derivatives through either the creation of long and short positions to hedge various investments, for investment purposes, for risk management and/or to increase income or gain to the Fund.

The Fund’s investments may include securities traded in local emerging markets. Currencies of developed countries include: U.S. Dollar, Canadian Dollar, Euro, GB Pound and Japanese Yen. Local currencies can be defined as the currency of the issuer based in emerging countries worldwide (e.g. Brazil bonds issued in Brazilian Real).

Principal Risks

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Sub-Advisor’s ability to make investment decisions that are suited to achieve the Fund’s investment objective.

Issuer/Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which could cause the Fund to lose money.

Fund Summary	RBC BlueBay Emerging Market Corporate Bond Fund

Interest Rate Risk. The Fund’s yield and value will fluctuate as the general level of interest rates change. During periods when interest rates are low, the Fund’s yield may also be low. When interest rates increase, securities held by the Fund will generally decline in value.

Market Risk. One or more markets in which the Fund invests may go down in value, sometimes sharply and unpredictably, and the value of the Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Emerging Markets Risk. The Fund primarily invests in emerging markets. The securities markets of most emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. These risks are not normally associated with investments in more developed countries.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. Dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. Dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

Derivatives Risk. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would have been if it had not used derivatives. Derivatives may also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty.

High Yield Securities Risk. High yield securities, which are non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and have a higher risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor to the Fund’s transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Fund Summary	RBC BlueBay Emerging Market Corporate Bond Fund

Liquidity Risk. The Fund may be subject to the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities (including securities deemed liquid at the time of purchase that subsequently became less liquid) at an advantageous time or price or achieve its desired level of exposure to a certain sector.

Custodial Risk. The Fund may invest in markets where custodian and/or settlement systems are not fully developed. The assets of the Fund which are traded in such markets and which have been entrusted to sub-custodians, in circumstances where the use of such sub-custodians is necessary, may be exposed to risk in circumstances whereby the custodian will have no liability.

Valuation Risk. The Fund’s assets are comprised mainly of quoted investments where a valuation price can be obtained from an exchange or similarly verifiable source. However, there is a risk that where the Fund invests in unquoted and/or illiquid investments the values at which these investments are sold may be significantly different from the estimated fair values of these investments.

Credit Spread Risk. The Fund’s investments may be adversely affected if any of the issuers it is invested in are subject to an actual or perceived deterioration to their credit quality. Any actual or perceived deterioration may lead to an increase in the credit spreads and a decline in price of the issuer’s securities.

Operational Risk. The Fund’s investments may be adversely affected due to the operational process of the Fund’s service providers, including the Advisor, the Sub-Advisor, transfer agent, custodian or administrator. The Fund may be subject to losses arising from inadequate or failed internal controls, processes and systems, or from human or external events.

Loan Risk. The Fund may invest in loans including loans that are rated below investment grade or the unrated equivalent. Like other high yield, corporate debt instruments, such loans are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under “Interest Rate Risk,” “Issuer/Credit Risk,” and “High Yield Securities Risk.”

Smaller Company Risk. The risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities of larger companies, due to narrow markets and limited resources of smaller companies. The Fund’s investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing how the Fund’s average annual total returns (before and after taxes) compare with those of a broad-based securities index. As of the date of this Prospectus, Class A shares had not commenced operations; therefore, no performance information is provided for Class A shares. The returns for Class A shares may be lower than the returns of Class I shares shown in the bar chart and performance table because expenses of the two classes differ. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Information on the Fund’s performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

Fund Summary	RBC BlueBay Emerging Market Corporate Bond Fund

Annual Total Return – Class I Shares

During the periods shown in the chart for Class I shares of the Fund:

	Quarter	Year	Returns
Best quarter:	Q1	2012	5.74%
Worst quarter:	Q2	2012	1.05%

The year-to-date return of Class I shares as of September 30, 2013 was -5.79%.

Performance Table

The table below shows before and after tax returns for Class I shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. The inception date of Class I shares of the Fund is November 30, 2011.

Average Annual Total Returns (for the periods ended December 31, 2012)

	Past Year	Since Inception
Class I Return Before Taxes	16.99%	16.16%
Class I Return After Taxes on Distributions	13.02%	12.39%
Class I Return After Taxes on Distributions and Sale of Shares	10.96%	11.55%
JP Morgan Corporate Emerging Market Bond Index (CEMBI) Diversified (reflects no deduction for fees, expenses or taxes)	16.95%	16.61%

Investment Advisor

RBC Global Asset Management (U.S.) Inc.

Fund Summary	RBC BlueBay Emerging Market Corporate Bond Fund

Investment Sub-Advisor

BlueBay Asset Management LLP

Portfolio Managers

The following individuals are primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Polina Kurdyavko, Senior Portfolio Manager of the Sub-Advisor, has been a portfolio manager of the Fund since 2011.

•	Adam Borneleit, Portfolio Manager of the Sub-Advisor, has been a portfolio manager of the Fund since 2011.

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or a combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case you may be taxed later upon withdrawal of your investment from such arrangement.

For important information about “Purchase and Sale of Fund Shares” and “Payments to Broker-Dealers and Other Financial Intermediaries,” please turn to “Important Additional Information” on page 32 of this Prospectus.

Fund Summary	RBC BlueBay Global High Yield Bond Fund

Investment Objective

The Fund seeks to achieve a high level of total return consisting of income and capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Funds in this Prospectus. More information about these and other discounts is available from your financial professional and under the subheading “Reducing the Initial Sales Charge on Purchases of Class A Shares” on page 61 of this Prospectus.

	Class A	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.25%	None
Maximum Deferred Sales Charge (Load) (as a % of offering price)[1]	None	None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.77%	0.77%
Total Annual Fund Operating Expenses	1.77%	1.52%
Fee Waiver and/or Expense Reimbursement[2]	(0.57)%	(0.57)%

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.20%	0.95%

[1]	A 1.00% CDSC is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

[2]

The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to the net expenses in the table. This expense limitation agreement will remain in place until January 31, 2015 and may not be terminated by the Advisor prior to that date.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class I
One Year	$542	$97
Three Years	$905	$424
Five Years	$1,293	$775
Ten Years	$2,375	$1,764

Fund Summary	RBC BlueBay Global High Yield Bond Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 117% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in global fixed income securities and/or investments that, at the time of purchase, provide exposure to fixed income securities that are non-investment grade (high yield /junk bond ), and are considered by the Fund to have the potential to provide a high level of total return. The Fund will normally invest in high yield debt instruments of companies domiciled in at least three countries (one of which may be the United States). Up to 20% of the Fund’s total assets may be invested in other securities, including investment grade securities.

Non-investment grade securities are securities rated Ba1 or BB+ or below by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Financial Services LLC (“S&P”), respectively, a similar rating from a recognized agency, or unrated securities deemed comparable by the Fund. The Fund will normally invest at least 50% of the Fund’s assets in security holdings issued by U.S.-domiciled entities. The Fund may also invest (i) up to 10% of its total assets in security holdings issued by entities domiciled in Latin America (Mexico, Central America, South America and the islands of the Caribbean, including Puerto Rico) and (ii) up to 10% of its total assets in security holdings issued by entities domiciled in Asia (the Asian continent and the surrounding Pacific islands including Australia and New Zealand). These limits also include security holdings issued by entities which are not domiciled in such regions but carry out their business activities predominantly within these regions, as determined by the Sub-Advisor.

The Fund will invest, either directly or indirectly (e.g. via derivatives such as credit linked notes, interest rate swaps, total return swaps and credit default swaps), primarily in fixed income securities that are non-investment grade. Derivatives, which are instruments that have a value based on another instrument, interest rate, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and forwards as tools in the management of portfolio assets. The Fund may use such derivatives through either the creation of long and short positions to hedge various investments, for investment purposes, for risk management and/or to increase income or gain to the Fund.

Principal Risks

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Sub-Advisor’s ability to make investment decisions that are suited to achieve the Fund’s investment objective.

Issuer/Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which could cause the Fund to lose money.

Interest Rate Risk. The Fund’s yield and value will fluctuate as the general level of interest rates change. During periods when interest rates are low, the Fund’s yield may also be low. When interest rates increase, securities held by the Fund will generally decline in value.

Fund Summary	RBC BlueBay Global High Yield Bond Fund

High Yield Securities Risk. High yield securities, which are non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and have a higher risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Market Risk. One or more markets in which the Fund invests may go down in value, sometimes sharply and unpredictably, and the value of the Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. Dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. Dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Derivatives Risk. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would have been if it had not used derivatives. Derivatives may also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor to the Fund’s transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Liquidity Risk. The Fund may be subject to the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities (including securities deemed liquid at the time of purchase that subsequently became less liquid) at an advantageous time or price or achieve its desired level of exposure to a certain sector.

Custodial Risk. The Fund may invest in markets where custodian and/or settlement systems are not fully developed. The assets of the Fund which are traded in such markets and which have been entrusted to sub-custodians, in

Fund Summary	RBC BlueBay Global
High Yield Bond Fund

circumstances where the use of such sub-custodians is necessary, may be exposed to risk in circumstances whereby the custodian will have no liability.

Valuation Risk. The Fund’s assets are comprised mainly of quoted investments where a valuation price can be obtained from an exchange or similarly verifiable source. However, there is a risk that where the Fund invests in unquoted and/or illiquid investments the values at which these investments are sold may be significantly different from the estimated fair values of these investments.

Credit Spread Risk. The Fund’s investments may be adversely affected if any of the issuers it is invested in are subject to an actual or perceived deterioration to their credit quality. Any actual or perceived deterioration may lead to an increase in the credit spreads and a decline in price of the issuer’s securities.

Operational Risk. The Fund’s investments may be adversely affected due to the operational process of the Fund’s service providers, including the Advisor, the Sub-Advisor, transfer agent, custodian or administrator. The Fund may be subject to losses arising from inadequate or failed internal controls, processes and systems, or from human or external events.

Loan Risk. The Fund may invest in loans including loans that are rated below investment grade or the unrated equivalent. Like other high yield, corporate debt instruments, such loans are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under “Interest Rate Risk,” “Issuer/Credit Risk,” and “High Yield Securities Risk.”

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing how the Fund’s average annual total returns (before and after taxes) compare with those of a broad-based securities index. As of the date of this Prospectus, Class A shares had not commenced operations; therefore, no performance information is provided for Class A shares. The returns for Class A shares may be lower than the returns of Class I shares shown in the bar chart and performance table because expenses of the two classes differ. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Information on the Fund’s performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

Fund Summary	RBC BlueBay Global
High Yield Bond Fund

Annual Total Return – Class I Shares

During the periods shown in the chart for Class I shares of the Fund:

	Quarter	Year	Returns
Best quarter:	Q1	2012	5.25%
Worst quarter:	Q2	2012	1.37%

The year-to-date return of Class I shares as of September 30, 2013 was 1.98%.

Performance Table

The table below shows before and after tax returns for Class I shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. The inception date of Class I shares of the Fund is November 30, 2011.

Average Annual Total Returns (for the periods ended December 31, 2012)

	Past Year	Since Inception
Class I Return Before Taxes	15.78%	15.67%
Class I Return After Taxes on Distributions	11.82%	11.89%
Class I Return After Taxes on Distributions and Sale of Shares	10.16%	11.12%
BofA Merrill Lynch Global High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)	18.89%	20.03%

Fund Summary	RBC BlueBay Global
High Yield Bond Fund

Investment Advisor

RBC Global Asset Management (U.S.) Inc.

Investment Sub-Advisors

BlueBay Asset Management LLP (“Sub-Advisor” or “BlueBay”) and BlueBay Asset Management USA LLC (“BlueBay US”)

Portfolio Managers

The following individuals are primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Anthony Robertson, Senior Portfolio Manager of the Sub-Advisor, has been a portfolio manager of the Fund since 2011.

•	Peter Higgins, Senior Portfolio Manager of the Sub-Advisor, has been a portfolio manager of the Fund since 2011.

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or a combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case you may be taxed later upon withdrawal of your investment from such arrangement.

For important information about “Purchase and Sale of Fund Shares” and “Payments to Broker-Dealers and Other Financial Intermediaries,” please turn to “Important Additional Information” on page 32 of this Prospectus.

Fund Summary	RBC BlueBay Global
Convertible Bond Fund

Investment Objective

The Fund seeks to achieve a high level of total return consisting of income and capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.97%
Total Annual Fund Operating Expenses	1.77%
Fee Waiver and/or Expense Reimbursement[1]	(0.77)%

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.00%

1

The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to the net expenses in the table. This expense limitation agreement will remain in place until January 31, 2015 and may not be terminated by the Advisor prior to that date.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class I
One Year	$102
Three Years	$482
Five Years	$887
Ten Years	$2,020

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio.

Fund Summary	RBC BlueBay Global
Convertible Bond Fund

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in convertible fixed income securities and/or investments that provide exposure to convertible fixed income securities. The Fund will normally invest, either directly or indirectly (e.g. via derivatives such as credit linked notes, interest rate swaps, total return swaps and credit default swaps), primarily in convertible bonds, warrant-linked bonds and similar convertible instruments of issuers domiciled in at least three countries (one of which may be the United States). The Fund may invest up to one third of the total assets either directly or indirectly in fixed-interest and variable-interest securities excluding conversion rights and up to 20% of the Fund’s total assets in equities, equity warrants and participation certificates.

Convertible securities, which are issued by companies of all sizes and market capitalizations, include, but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation. The Fund may invest in securities of any market capitalization, and may from time to time invest a significant amount of its assets in securities of smaller companies.

Derivatives, which are instruments that have a value based on another instrument, interest rate, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and forwards as tools in the management of portfolio assets. The Fund may use such derivatives through either the creation of long and short positions to hedge various investments, for investment purposes, for risk management and/or to increase income or gain to the Fund.

Investments will be made in securities issued by entities domiciled or carrying out their business activities in all regions of the world, however, at least 50% of its total assets will be issued by entities domiciled or carrying out their business activities within the European Union, Japan or the United States. The Fund invests in securities that are rated investment grade, below investment grade (junk bond) and unrated securities that meet the risk parameters and objectives of the Fund. The Fund retains the flexibility to invest in accordance with its benchmark and may invest a portion of its assets in below investment grade securities. The Fund’s benchmark, the UBS Global Focus Convertible Index, currently contains over 60% of its weighting in securities that are either rated below investment grade or that are unrated.

Principal Risks

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Sub-Advisor’s ability to make investment decisions that are suited to achieve the Fund’s investment objective.

Issuer/Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which could cause the Fund to lose money.

Interest Rate Risk. The Fund’s yield and value will fluctuate as the general level of interest rates change. During periods when interest rates are low, the Fund’s yield may also be low. When interest rates increase, convertible securities held by the Fund may or may not decline in value.

Convertible Securities Risk. Market values of convertible securities depend on a number of factors including equity and credit risk, volatility risk, interest rate risk, among others. A convertible security’s market value, however, tends to rise when the market price of the common stock of the issuing company rises. If the value of the underlying

Fund Summary	RBC BlueBay Global
Convertible Bond Fund

common stock or the level of the index involved in the convertible component is below the exercise price of the warrant or option at maturity, the convertible security will maintain its value, while the warrant or option itself will have no value.

Market Risk. One or more markets in which the Fund invests may go down in value, sometimes sharply and unpredictably, and the value of the Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor to the Fund’s transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Liquidity Risk. The Fund may be subject to the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities (including securities deemed liquid at the time of purchase that subsequently became less liquid) at an advantageous time or price or achieve its desired level of exposure to a certain sector.

Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. Dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. Dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Derivatives Risk. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would have been if it had not used derivatives. Derivatives may also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities

Fund Summary	RBC BlueBay Global
Convertible Bond Fund

market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

High Yield Securities Risk. High yield securities, which are non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and have a higher risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Smaller Company Risk. The risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities of larger companies, due to narrow markets and limited resources of smaller companies. The Fund’s investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Custodial Risk. The Fund may invest in markets where custodian and/or settlement systems are not fully developed. The assets of the Fund which are traded in such markets and which have been entrusted to sub-custodians, in circumstances where the use of such sub-custodians is necessary, may be exposed to risk in circumstances whereby the custodian will have no liability.

Valuation Risk. The Fund’s assets are comprised mainly of quoted investments where a valuation price can be obtained from an exchange or similarly verifiable source. However, there is a risk that where the Fund invests in unquoted and/or illiquid investments the values at which these investments are sold may be significantly different from the estimated fair values of these investments.

Credit Spread Risk. The Fund’s investments may be adversely affected if any of the issuers it is invested in are subject to an actual or perceived deterioration to their credit quality. Any actual or perceived deterioration may lead to an increase in the credit spreads and a decline in price of the issuer’s securities.

Operational Risk. The Fund’s investments may be adversely affected due to the operational process of the Fund’s service providers, including the Advisor and the Sub-Advisor, transfer agent, administrator or custodian. The Fund may be subject to losses arising from inadequate or failed internal controls, processes and systems, or from human or external events.

Loan Risk. The Fund may invest in loans including loans that are rated below investment grade or the unrated equivalent. Like other high yield, corporate debt instruments, such loans are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under “Interest Rate Risk,” “Issuer/Credit Risk,” and “High Yield Securities Risk.”

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing how the Fund’s average annual total returns (before and after taxes) compare with those of a broad-based securities index. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Information on the Fund’s performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

Fund Summary	RBC BlueBay Global
Convertible Bond Fund

Annual Total Return – Class I Shares

During the periods shown in the chart for Class I Shares of the Fund:

	Quarter	Year	Returns
Best quarter:	Q1	2012	7.11%
Worst quarter:	Q2	2012	-3.17%

The year-to-date return of Class I shares as of September 30, 2013 was 10.89%.

Performance Table

The table below shows before and after-tax returns for Class I shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. The inception date of the Fund is November 30, 2011.

Average Annual Total Returns (for the periods ended December 31, 2012)

	Past Year	Since Inception
Class I Return Before Taxes	11.38%	10.90%
Class I Return After Taxes on Distributions	9.62%	9.19%
Class I Return After Taxes on Distributions and Sale of Shares	7.37%	8.28%
UBS Global Focus Convertible Index (reflects no deduction for fees, expenses or taxes)	10.56%	9.27%

Investment Advisor

Fund Summary	RBC BlueBay Global
Convertible Bond Fund

RBC Global Asset Management (U.S.) Inc.

Investment Sub-Advisor

BlueBay Asset Management LLP

Portfolio Managers

The following individuals are primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Michael Reed, Senior Portfolio Manager of the Sub-Advisor, has been a portfolio manager of the Fund since 2011.

•	Alessandro Esposito, Portfolio Manager of the Sub-Advisor, has been a portfolio manager of the Fund since 2011.

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or a combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case you may be taxed later upon withdrawal of your investment from such arrangement.

For important information about “Purchase and Sale of Fund Shares” and “Payments to Broker-Dealers and Other Financial Intermediaries,” please turn to “Important Additional Information” on page 32 of this Prospectus.

Fund Summary	RBC BlueBay
Absolute Return Fund

Investment Objective

The Fund seeks to achieve a positive total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Funds in this Prospectus. More information about these and other discounts is available from your financial professional and under the subheading “Reducing the Initial Sales Charge on Purchases of Class A Shares” on page 61 of this Prospectus.

	Class A	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.25%	None
Maximum Deferred Sales Charge (Load) (as a % of offering price) [1]	None	None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses[2]	0.05%	0.05%
Total Annual Fund Operating Expenses	1.27%	1.02%
Fee Waiver and/or Expense Reimbursement[3]	(0.02)%	(0.02)%

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement[3]	1.25%	1.00%

[1]	A 1.00% CDSC is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

[2]

Total Annual Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the direct operating expenses of the Fund and do not include acquired fund fees and expenses.

[3]

The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to 1.20% (for Class A) and 0.95% (for Class I). This expense limitation agreement will remain in place until January 31, 2015 and may not be terminated by the Advisor prior to that date.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class I
One Year	$547	$102
Three Years	$809	$323
Five Years	$1,090	$561
Ten Years	$1,892	$1,246

Fund Summary	RBC BlueBay
Absolute Return Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal period November 30, 2012 (commencement of operations) through September 30, 2013, the Fund’s portfolio turnover rate was 338% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in a portfolio of fixed income securities and/or investments that provide exposure to fixed income securities that are investment grade (medium and high quality), and are considered by the Fund to have the potential to achieve a positive total return. Total return is defined as income plus capital appreciation.

Investment grade securities are securities rated Baa3 or BBB- or above by Moody’s or S&P, respectively, a similar rating from a recognized agency, or unrated securities deemed comparable by the Fund. The Fund may invest up to 25% of its assets in non-investment grade securities (high yield/junk bond), provided that such securities are not rated below B3 or B- by Moody’s or S&P, respectively.

The Fund has an absolute return strategy which means that it is not managed relative to an index. The Fund seeks to achieve a positive total return by investing in a portfolio of long and short fixed income securities and derivatives. The Fund may also invest substantially in cash and cash equivalents in accordance with its objective to achieve a positive total return.

In seeking to achieve its objective, the Fund will invest in foreign securities and sovereign debt securities of entities and governments. There is no limit on the number of countries in which the Fund may invest, and the Fund may invest in a number of different countries at any time.

The Fund’s portfolio of fixed income securities will be denominated in both the U.S. Dollar and currencies of other developed countries. Currencies of developed countries include, but are not limited to: U.S. Dollar, Canadian Dollar, Euro, GB Pound and Japanese Yen.

The Fund may invest in derivative instruments such as futures contracts, interest rate swaps, credit default swaps and currency forwards, subject to applicable law and any other restrictions described in the Fund’s Prospectus or Statement of Additional Information. Derivatives are instruments that have a value based on another instrument, interest rate, exchange rate or index, and may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, swaps and forwards as tools in the management of portfolio assets. The Fund may use such derivatives, through the creation of either long or short positions, to hedge various investments, to reduce directional market risk, to obtain economic leverage, for investment purposes, for risk management and/or to increase income or gain to the Fund.

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Fund Summary	RBC BlueBay
Absolute Return Fund

Principal Risks

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Sub-Advisor’s ability to make investment decisions that are suited to achieve the Fund’s investment objective.

Issuer/Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which could cause the Fund to lose money.

Interest Rate Risk. The Fund’s yield and value will fluctuate as the general level of interest rates change. During periods when interest rates are low, the Fund’s yield may also be low. When interest rates increase, securities held by the Fund will generally decline in value.

Investment Grade Securities Risk. The Fund primarily invests in investment grade rated securities. Investment grade rated securities are assigned credit ratings by ratings agencies on the basis of the creditworthiness or risk of default of a bond issue. Rating agencies review, from time to time, such assigned ratings of the securities and may subsequently downgrade the rating if economic circumstances impact the relevant bond issues.

Market Risk. One or more markets in which the Fund invests may go down in value, sometimes sharply and unpredictably, and the value of the Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor to the Fund’s transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Liquidity Risk. The Fund may be subject to the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities (including securities deemed liquid at the time of purchase that subsequently became less liquid) at an advantageous time or price or achieve its desired level of exposure to a certain sector.

Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

Fund Summary	RBC BlueBay
Absolute Return Fund

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. Dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. Dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Derivatives Risk. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would have been if it had not used derivatives. Derivatives may also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty.

Non-Diversified Fund Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities.

High Yield Securities Risk. High yield securities, which are non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and have a higher risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Valuation Risk. The Fund’s assets are comprised mainly of quoted investments where a valuation price can be obtained from an exchange or similarly verifiable source. However, there is a risk that where the Fund invests in unquoted and/or illiquid investments the values at which these investments are sold may be significantly different from the estimated fair values of these investments.

Credit Spread Risk. The Fund’s investments may be adversely affected if any of the issuers it is invested in are subject to an actual or perceived deterioration to their credit quality. Any actual or perceived deterioration may lead to an increase in the credit spreads and a decline in price of the issuer’s securities.

Operational Risk. The Fund’s investments may be adversely affected due to the operational process of the Fund’s service providers, including the Advisor and the Sub-Advisor, transfer agent, administrator or custodian. The Fund may be subject to losses arising from inadequate or failed internal controls, processes and systems, or from human or external events.

Performance Information

Performance information is not included because the Fund does not have a full calendar year of performance as of the date of this Prospectus. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the Prospectus to show the performance of the Fund. The performance of an appropriate broad-based index also will be included in the performance table. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Information on the Fund’s performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

Investment Advisor

RBC Global Asset Management (U.S.) Inc.

Investment Sub-Advisors

BlueBay Asset Management LLP (“Sub-Advisor” or “BlueBay”) and BlueBay Asset Management USA LLC (“BlueBay US”)

Fund Summary	RBC BlueBay
Absolute Return Fund

Portfolio Managers

The following individuals are primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Mark Dowding, Senior Portfolio Manager of the Sub-Advisor, has been a portfolio manager of the Fund since 2012.

•	Raphael Robelin, Senior Portfolio Manager of the Sub-Advisor, has been a portfolio manager of the Fund since 2012.

•	Geraud Charpin, Portfolio Manager of the Sub-Advisor, has been a portfolio manager of the Fund since 2012.

•	Andrzej Skiba, Portfolio Manager of the Sub-Advisor, has been a portfolio manager of the Fund since 2013.

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or a combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case you may be taxed later upon withdrawal of your investment from such arrangement.

For important information about “Purchase and Sale of Fund Shares” and “Payments to Broker-Dealers and Other Financial Intermediaries,” please turn to “Important Additional Information” on page 32 of this Prospectus.

Important Additional Information

Purchase and Sale of Fund Shares

You may purchase or redeem (sell) shares of the Funds by phone (1-800-422-2766), by mail (RBC Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701) or by wire. The following table provides the Funds’ minimum initial and subsequent investment requirements, which may be reduced or modified in some cases.

Minimum Initial Investment:
Class A	$2,500 ($100 for Automatic Monthly Investment Plan)

Class I	$1,000,000 ($0 for Qualified Retirement Plans)

Minimum Subsequent Investment:
Class A	$100 ($50 for Automatic Monthly Investment Plan)

Class I	$10,000

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

More on the Funds’ Principal Investment Strategies and Principal Risks

Investment Objectives

Each Fund’s investment objective described in the “Fund Summary” section of this Prospectus is non-fundamental and may be changed without shareholder approval.

Principal Investment Strategies

The information below describes in greater detail each Fund’s principal investment strategies and risks. A further discussion of permissible investments can be found in the Fund’s Statement of Additional Information (“SAI”).

RBC BlueBay Emerging Market Select Bond Fund. The Fund invests, under normal circumstances, at least 80% of its assets, measured at the time of purchase, in fixed income securities and/or investments that provide exposure to fixed income securities of issuers tied to emerging countries. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The 80% investment policy may be changed by the Board without shareholder approval. The Fund will provide notice to its shareholders at least 60 days prior to any change to its 80% investment policy. These securities may be denominated in both the U.S. Dollar and currencies of other developed countries, and in currencies of the local emerging market countries. The Fund is managed to achieve a total rate of return in excess of a composite index comprised 50% of JP Morgan Emerging Markets Bond Index Global Diversified and 50% JP Morgan Government Bond Index - Emerging Markets Broad Diversified (GBI-EM Broad Diversified). The Fund will normally invest, either directly or indirectly (e.g. via derivatives such as credit linked notes, interest rate swaps, total return swaps and credit default swaps), in fixed income securities of any rating (i.e. including investment grade and below investment grade) issued by emerging market issuers or entities domiciled in an emerging market country, as well as in distressed debt securities of issuers from emerging market countries.

The Fund may invest in bonds issued by sovereign nations for restructuring foreign debt, sovereign and corporate issues, bonds issued by sovereign nations which are traded in local markets in local currency, and bonds and notes issued by banks and corporations which are traded in local markets. There is no limit on the number of countries in which the Fund may invest and the Fund may invest in a number of different countries at any time.

The Fund may consider classifications by the World Bank, the International Finance Corporation or the United Nations (and its agencies) in determining whether a country is emerging or developed. Currently, emerging countries include, but are not limited to, countries in Asia (excluding Japan), Africa, Eastern Europe, the Middle East, and Latin America.

The Fund takes active exposure to investments in foreign currencies, including the local currencies in the emerging markets countries. Currency investments provide the Fund with economic exposure similar to investments in sovereign and corporate debt with respect to currency and interest rate exposure. Currencies of developed countries include: U.S. Dollar, Canadian Dollar, Euro, GB Pound and Japanese Yen. Local currencies can be defined as the currency of the issuer based in emerging countries worldwide (e.g. Brazil bonds issued in Brazilian Real). The Fund will vary its proportion invested in developed country currency instruments and emerging markets currency instruments according to the investment view of the Sub-Advisor in relation to the relevant instruments. In making this selection, the Sub-Advisor will consider in particular the credit rating, the currency (in case of emerging market currency instruments only) and the interest rate of such instruments.

Derivatives are instruments that have a value based on another instrument, interest rate, exchange rate or index. The Fund may use futures contracts, options, swaps, and forwards as a substitute for securities in which the Fund can invest. The Fund may use derivatives through either the creation of long and short positions to attempt to hedge various instruments, for investment purposes, for risk management, to improve the performance of the Fund or to gain exposure to certain countries or currencies in the Fund’s investment portfolio in accordance with its investment objective, and the Fund’s investments in these instruments may have a significant impact on the Fund’s portfolio.

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

More on the Funds’ Principal Investment Strategies and Principal Risks

RBC BlueBay Emerging Market Corporate Bond Fund. The Fund invests, under normal circumstances, at least 80% of its assets, measured at the time of purchase, in fixed income securities and/or investments that provide exposure to fixed income securities of corporate issuers tied to emerging countries. For the purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The 80% investment policy may be changed by the Board without shareholder approval. The Fund will provide notice to its shareholders at least 60 days prior to any change to its 80% investment policy. The Fund will normally invest, either directly or indirectly (e.g. via derivatives such as credit linked notes, interest rate swaps, total return swaps and credit default swaps), primarily in fixed income securities of any rating (i.e. including investment grade and below investment grade) issued by emerging market corporate issuers, unrated debt securities and distressed debt securities denominated in both the U.S. Dollar and currencies of other developed countries, and in currencies of the local emerging market countries. Currencies of developed countries include: U.S. Dollar, Canadian Dollar, Euro, GB Pound and Japanese Yen. Local currencies can be defined as the currency of the issuer based in emerging countries worldwide (e.g. Brazil bonds issued in Brazilian Real). These investments may include securities of corporate issuers, and bonds and notes issued by corporations and banks which are traded in local emerging markets. The Fund is managed to achieve a rate of return in excess of the JP Morgan Corporate Emerging Market Bond Index (CEMBI) Diversified from a portfolio of fixed income securities of corporate issuers based in emerging countries worldwide.

The Fund may consider classifications by the World Bank, the International Finance Corporation or the United Nations (and its agencies) in determining whether a country is emerging or developed. Currently, emerging countries include, but are not limited to, countries in Asia (excluding Japan), Africa, Eastern Europe, the Middle East, and Latin America.

Derivatives are instruments that have a value based on another instrument, interest rate, exchange rate or index. The Fund may use futures contracts, options, swaps and forwards as a substitute for securities in which the Fund can invest. The Fund may use derivatives through either the creation of long and short positions to attempt to hedge various instruments, for investment purposes, for risk management, to improve the performance of the Fund or to gain exposure to certain countries or currencies in the Fund’s investment portfolio in accordance with its investment objective, and the Fund’s investments in these instruments may have a significant impact on the Fund’s portfolio.

RBC BlueBay Global High Yield Bond Fund. The Fund invests, under normal circumstances, at least 80% of its assets, measured at the time of purchase, in global fixed income securities and/or investments that provide exposure to fixed income securities that, at the time of purchase, are non-investment grade (high yield/junk bonds). For the purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The 80% investment policy may be changed by the Board without shareholder approval. The Fund will provide notice to its shareholders at least 60 days prior to any change to its 80% investment policy. The Fund will normally invest either directly or indirectly (e.g. via derivatives such as credit linked notes, interest rate swaps, total return swaps and credit default swaps) in high yield debt instruments of companies domiciled in at least three countries (one of which may be the United States). Non-investment grade securities are securities rated Bal or BB+ or below by Moody’s or S&P, respectively, securities with similar rating from a recognized rating agency, or unrated securities that are deemed comparable by the Fund. The Fund will normally invest at least 50% of the Fund’s assets in security holdings issued by U.S.-domiciled entities. The Fund may also invest (i) up to 10% of its total assets in security holdings issued by entities domiciled in Latin America (Mexico, Central America, South America and the islands of the Caribbean, including Puerto Rico) and (ii) up to 10% of its total assets in security holdings issued by entities domiciled in Asia (the Asian continent and the surrounding Pacific islands including Australia and New Zealand). These limits also include security holdings issued by entities which are not domiciled in such regions but carry out their business activities predominantly within these regions as defined by the Sub-Advisor. The Fund is managed to achieve a rate of return in excess of the BofA Merrill Lynch Global High Yield Constrained Index from a portfolio of fixed income securities predominantly of high yield issuers.

Derivatives are instruments that have a value based on another instrument, interest rate, exchange rate or index. The Fund may use futures contracts, options, swaps and forwards as a substitute for securities in which the Fund can invest. The Fund may use derivatives through either the creation of long and short positions to attempt to hedge various instruments, for investment purposes, for risk management, to improve the performance of the Fund or to gain exposure to certain countries or currencies in the Fund’s investment portfolio in accordance with its investment objective, and the Fund’s investments in these instruments may have a significant impact on the Fund’s portfolio.

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RBC BlueBay Global Convertible Bond Fund. The Fund invests, under normal circumstances, at least 80% of its assets, measured at the time of purchase, in convertible fixed income securities and/or investments that provide exposure to convertible fixed income securities. For the purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The 80% investment policy may be changed by the Board without shareholder approval. The Fund will provide notice to its shareholders at least 60 days prior to any change to its 80% investment policy. The Fund will normally invest, either directly or indirectly (e.g. via derivatives such as credit linked notes, interest rate swaps, total return swaps and credit default swaps), primarily in convertible bonds, warrant-linked bonds and similar convertible instruments of issuers domiciled in at least three countries (one of which may be the United States). The Fund may invest up to one third of the total assets either directly or indirectly (i.e. through the use of derivative instruments) in fixed-interest and variable-interest securities excluding conversion rights and up to the Fund’s total assets in equities, equity warrants and participation certificates. Investments will be made in securities issued by entities domiciled or carrying out their business activities in all regions of the world, however, at least 50% of its total assets will be invested in securities issued by entities domiciled or carrying out their business activities within the European Union, Japan or the United States. The Fund invests in securities that are rated investment grade, below investment grade (junk bond) and unrated securities that meet the risk parameters and objectives of the Fund. The Fund retains the flexibility to invest in accordance with its benchmark and may invest a portion of its assets in below investment grade securities. The Fund’s benchmark, the UBS Global Focus Convertible Index, currently contains over 60% of its weighting in securities that are either rated below investment grade or that are unrated. The Fund is managed to achieve a rate of return in excess of the UBS Global Focus Convertible Index from a portfolio of convertible securities.

Convertible securities, which are issued by companies of many sizes and market capitalizations, include, but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation. Convertible securities also include “synthetic” convertible securities. The Fund may invest in securities of any market capitalization, and may from time to time invest a significant amount of its assets in securities of smaller companies.

Derivatives are instruments that have a value based on another instrument, interest rate, exchange rate or index. The Fund may use futures contracts, options, swaps and forwards as a substitute for securities in which the Fund can invest. The Fund may use derivatives through either the creation of long and short positions to attempt to hedge various instruments, for investment purposes, for risk management, to improve the performance of the Fund or to gain exposure to certain countries or currencies in the Fund’s investment portfolio in accordance with its investment objective, and the Fund’s investments in these instruments may have a significant impact on the Fund’s portfolio.

RBC BlueBay Absolute Return Fund. The Fund seeks to achieve its investment objective by investing primarily in a portfolio of fixed income securities and/or investments that provide exposure to fixed income securities that are investment grade (medium and high quality), and are considered by the Fund to have the potential to achieve a positive total return. Total return is defined as income plus capital appreciation.

Investment grade securities are securities rated Baa3 or BBB- or above by Moody’s or S&P, respectively, a similar rating from a recognized agency, or unrated securities deemed comparable by the Fund. The Fund may invest up to 25% of its assets in non-investment grade securities (high yield/junk bond), provided that such securities are not rated below B3 or B- by Moody’s or S&P, respectively. The term “assets” means net assets plus the amount of borrowings for investment purposes, measured at the time of purchase.

The Fund has an absolute return strategy which means that it is not managed relative to an index. The Fund seeks to achieve a positive total return by investing in a portfolio of long and short fixed income securities and derivatives. The Fund may also invest substantially in cash and cash equivalents in accordance with its objective to achieve a positive total return.

In seeking to achieve its objective, the Fund will invest in foreign securities and sovereign debt securities of entities and governments. There is no limit on the number of countries in which the Fund may invest, and the Fund may invest in a number of different countries at any time.

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The Fund’s portfolio of fixed income securities will be denominated in both the U.S. Dollar and currencies of other developed countries. Currencies of developed countries include, but are not limited to: U.S. Dollar, Canadian Dollar, Euro, GB Pound and Japanese Yen.

The Fund may invest in derivative instruments such as futures contracts, interest rate swaps, credit default swaps and currency forwards, subject to applicable law and any other restrictions described in the Fund’s Prospectus or SAI. Derivatives are instruments that have a value based on another instrument, interest rate, exchange rate or index, and may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, swaps and forwards as tools in the management of portfolio assets. The Fund may use such derivatives, through the creation of either long or short positions, to hedge various investments, to reduce directional market risk, to obtain economic leverage, for investment purposes, for risk management and/or to increase income or gain to the Fund. The Fund’s investments in these instruments may have a significant impact on the Fund’s portfolio.

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Temporary Defensive Investing. Each Fund may respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in temporary defensive instruments, such as cash, short-term debt obligations or other high quality investments. This could prevent losses, but if a Fund is investing defensively, it may not be investing according to its principal investment strategy and may not achieve its investment objective.

Principal Risks

Each of the Funds is affected by changes in the economy, or in securities and other markets. There is also the possibility that investment decisions the Sub-Advisor makes with respect to the investments of a Fund will not accomplish what they were designed to achieve or that the investments will have disappointing performance.

Because each Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in a Fund could go down as well as up and you can lose money by investing in a Fund.

Your investment is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency, entity, or person.

The principal risks of investing in each Fund are identified in the “Fund Summary” section of this Prospectus and are further described below:

Active Management Risk. Each Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor, Sub-Advisor and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these decisions will produce the desired results. Additionally, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available in connection with managing the Funds and may also adversely affect the ability of the Funds to achieve their investment objectives.

Interest Rate Risk. Interest rate risk is the risk that fixed income securities and other instruments in a Fund’s portfolio will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Convertible securities may or may not decline in value in response to higher interest rates. The values of equity and other non-fixed income securities may also decline due to fluctuations in interest rates.

Counterparty Risk. Each Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor of the Fund’s transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late

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payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Market Risk. The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The value of a security may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities. The success of the Funds’ investment programs may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by a Fund. Unexpected volatility or illiquidity could impair a Fund’s profitability or result in losses.

Issuer/Credit Risk. A Fund could lose money if the issuer or guarantor of a fixed income security (including a security purchased with securities lending collateral), or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The downgrade of the credit of a security held by the Fund may decrease its value. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Information about a security’s credit quality may be imperfect and a security’s credit rating may be downgraded at any time.

Liquidity Risk. Each Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities. Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, a Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector. Because the Funds’ principal investment strategies involve foreign (non-U.S.) securities, derivatives and other securities with substantial market and/or credit risk, the Funds will tend to have a significant exposure to liquidity risk.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. Dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. Dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

The Funds may be exposed to currency exchange risk where the assets and income are denominated in foreign currencies. Changes in exchange rates between currencies or the conversion from one currency to another may cause the value of a Fund’s investments to decline or increase. Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the currency exchange markets and the relative merits of investment in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates can also be affected unpredictably by intervention (or failure to intervene) by governments or central banks, or by currency controls or political developments.

Custodial Risk. The Funds may invest in markets where custodian and/or settlement systems are not fully developed. The assets of the Funds which are traded in such markets and which have been entrusted to sub-

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custodians, in circumstances where the use of such sub-custodians is necessary, may be exposed to risk in circumstances whereby the custodian will have no liability.

Valuation Risk. The Funds’ assets are comprised mainly of quoted investments where a valuation price can be obtained from an exchange or similarly verifiable source. However, there is a risk that where a Fund invests in unquoted and/or illiquid investments the values at which these investments are sold may be significantly different to the estimated fair values of these investments.

Credit Spread Risk. The Funds’ investments may be adversely affected if any of the issuers it is invested in are subject to an actual or perceived deterioration to their credit quality. Any actual or perceived deterioration may lead to an increase in the credit spreads of the issuer’s securities.

Operational Risk. A Fund’s investments may be adversely affected due to the operational process of the Fund’s service providers, including the Advisor, the Sub-Advisor, transfer agent, custodian or administrator. A Fund may be subject to losses arising from inadequate or failed internal controls, processes and systems, or from human or external events.

Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Emerging Markets Risk. The Funds may invest in less developed or emerging markets. These markets may be volatile and illiquid and the investments of a Fund in such markets may be considered speculative and subject to significant delays in settlement. Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because a Fund will need to use brokers and counterparties which are less well capitalized, and custody and registration of assets in some countries may be unreliable. Delays in settlement could result in investment opportunities being missed if a Fund is unable to acquire or dispose of a security.

There may be less government supervision, legal regulation and less well defined tax laws and procedures than in countries with more developed securities markets. Some emerging markets governments exercise substantial influence over the private economic sector and the political and social uncertainties that exist for many developing countries are particularly significant. Another risk common to most such countries is that the economy is heavily export oriented and, accordingly, is dependent upon international trade. The existence of overburdened infrastructures and obsolete financial systems also presents risks in certain countries, as do environmental problems.

High Yield Securities Risk. The Funds may invest in high yield, high risk securities (also known as junk bonds) which are considered to be speculative. These investments may be issued by companies which are highly leveraged, less creditworthy or financially distressed. Although non-investment grade debt securities tend to be less sensitive to interest rate changes than investment grade debt securities, non-investment grade debt securities can be more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the Fund’s investments and the Fund’s net asset value may be volatile. Furthermore, though these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. These securities have a higher risk of loss, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities can change suddenly and unexpectedly. As a result, the Fund is intended for investors who are able and willing to assume a high degree of risk.

Derivatives Risk. The Funds may use derivatives in connection with their investment strategies. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original

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investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns. Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations including credit risk of the derivative counterparty. In addition, the Funds may use derivatives for non-hedging purposes, which increases a Fund’s potential for loss.

Investing in derivatives and engaging in short sales will result in a form of leverage. Leverage involves special risks. A Fund may be more volatile than if the Fund had not been leveraged because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The Funds cannot assure you that the use of leverage will result in a higher return on your investment, and using leverage could result in a net loss, which in some cases could be unlimited, on your investment. Registered investment companies such as the Funds are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions that obligate the Fund to make future payments to third parties. If losses occur on derivative instruments, a Fund may have to make margin payments. In the event that a Fund does not hold sufficient cash, it may be forced to liquidate assets in order to meet margin calls, and in the event that there is insufficient liquidity in the market this may result in further losses.

The Fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in a Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact a Fund’s after-tax returns.

In addition to the risks associated with derivatives in general, the Funds will also be subject to risks related to swap agreements that are traded over-the-counter (“uncleared swaps”). Because uncleared swaps are not exchange-traded, but are private contracts into which the Fund and a swap counterparty enter as principals, a Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations. Each Fund will segregate or earmark liquid assets in an amount sufficient to cover its obligations under uncleared swaps.

Under recent financial reforms, certain types of derivatives (i.e., certain swaps) are, and others eventually are expected to be, required to be cleared through a central counterparty. Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to OTC swaps, but it does not eliminate those risks completely. With cleared swaps, there is also a risk of loss by the Fund of its initial and variation margin deposits in the event of bankruptcy of a futures commission merchant (“FCM”) with which the Fund has an open position in a swap contract. If an FCM does not provide accurate reporting, the Fund is also subject to the risk that the FCM could use the Fund’s assets to satisfy its own financial obligations or the payment obligations of another customer.

The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to the Fund, may increase the cost of a Fund’s investments and cost of doing business, which could adversely affect investors.

Sovereign Debt Risk. The Funds may invest in sovereign debt securities. These securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Loan Risk. The Funds may invest in loans including loans that are rated below investment grade or the unrated equivalent. Like other high yield, corporate debt instruments, such loans are subject to an increased risk of default in

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the payment of principal and interest as well as the other risks described under “Interest Rate Risk,” “Issuer/Credit Risk,” and “High Yield Securities Risk.” Although certain loans are secured by collateral, the Fund could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor. Loans are vulnerable to market sentiment such that economic conditions or other events may reduce the demand for loans and cause their value to decline rapidly and unpredictably. Although each Fund limits its investments in illiquid securities to no more than 15% of the Fund’s net assets at the time of purchase, loans that are deemed to be liquid at the time of purchase may become illiquid. No active trading market may exist for some of the loans and certain loans may be subject to restrictions on resale. The inability to dispose of loans in a timely fashion could result in losses to the Fund. Because some loans that the Fund invests in may have a more limited secondary market, liquidity risk is more pronounced for the Fund than for funds that invest primarily in other types of fixed income instruments or equity securities. Typically, loans are not registered securities and are not listed on any national securities exchange. Consequently, there may be less public information available about the Funds’ investments and the market for certain loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. As a result, the Funds may be more dependent upon the analytical ability of the Sub-Advisor.

Convertible Securities Risk. Convertible securities are fixed income securities, preferred stocks or other securities that are convertible into or exercisable for common stock of the issuer (or cash or securities of equivalent value) at either a stated price or a stated rate. The market values of convertible securities may decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security’s market value, however, tends to rise when the market price of the common stock of the issuing company rises. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities may be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. Consequently, the issuer’s convertible securities generally entail less risk than its common stock but more risk than its debt obligations.

Equity Market Risk. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities also include, among other things, preferred stocks, convertible stocks and warrants. The values of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Investment Grade Securities Risk. The Funds may invest in investment grade rated securities. Investment grade rated securities are assigned credit ratings by ratings agencies on the basis of the creditworthiness or risk of default of a bond issue. Rating agencies review, from time to time, such assigned ratings of the securities and may subsequently downgrade the rating if economic circumstances impact the relevant bond issues.

Non-Diversified Fund Risk. Because the Emerging Market Select Bond Fund and the Absolute Return Fund are non-diversified, they may invest a greater percentage of their assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Funds’ shares being more sensitive to economic results of those issuing the securities.

Smaller Company Risk. The risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities of larger companies, due to narrow markets and limited resources of smaller companies. The Fund’s investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Investing in the European Union Risk. Concerns that the Eurozone sovereign debt crisis could worsen may lead to the reintroduction of national currencies in one or more Eurozone countries or, in particularly dire circumstances, the abandonment of the Euro. The departure or risk of departure from the Eurozone by one or more Eurozone

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countries and/or the abandonment of the Euro as a currency could have major negative effects on the Fund’s investments as well as the ability of the Fund’s counterparties to fulfill their obligations. In addition, countries may impose capital control which could impact the Fund’s ability to repatriate proceeds. Legal uncertainty may render hedging arrangements ineffectual.

Commodity Pool Operator Exclusions and Regulation

RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global High Yield Bond Fund, RBC BlueBay Global Convertible Bond Fund and RBC BlueBay Emerging Market Select Bond Fund

With respect to these Funds, the Advisor has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act (“CEA”) and the rules of the Commodity Futures Trading Commission (the “CFTC”) and, therefore, is not subject to registration or regulation as a commodity pool operator. In addition, the Advisor is relying upon a related exclusion from the definition of “commodity trading advisor” under the CEA and the rules of the CFTC.

The terms of the commodity pool operator exclusion require each of these Funds, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include futures, commodity options and swaps, which in turn include non-deliverable currency forwards. Because the Advisor and the Funds intend to comply with these terms of the commodity pool operator exclusion, one or more of the Funds may, in the future, need to adjust its investment strategies, consistent with its investment objective(s), to limit its investments in these types of instruments. The CFTC has neither reviewed nor approved the Advisor’s reliance on these exclusions, or the Fund, its investment strategies or this Prospectus or the SAI.

Generally, the exclusion from CPO regulation on which the Advisor relies requires each Fund to meet one of the following tests for its commodity interest positions, other than positions entered into for bona fide hedging purposes (as defined in the rules of the CFTC): either (1) the aggregate initial margin and premiums required to establish the Fund’s positions in commodity interests may not exceed 5% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions); or (2) the aggregate net notional value of the Fund’s commodity interest positions, determined at the time the most recent such position was established, may not exceed the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, a Fund may not market itself as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps markets. If, in the future, a Fund can no longer satisfy these requirements, the Advisor would withdraw its notice claiming an exclusion from the definition of a CPO, and the Advisor would be subject to registration and regulation as a CPO with respect to the Fund. In that case, the Advisor and the Fund would need to comply with all applicable CFTC disclosure, reporting, operational, and other regulations, which could increase Fund expenses.

RBC BlueBay Absolute Return Fund

The Advisor is registered as a “commodity pool operator” under the CEA and the rules of the CFTC and is subject to regulation as a commodity pool operator with respect to the RBC BlueBay Absolute Return Fund. The CFTC recently adopted rules regarding the disclosure, reporting and recordkeeping requirements that apply with respect to the Fund as a result of the Advisor’s registration as a commodity pool operator. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Advisor’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting applicable to the Advisor as the Fund’s CPO, the Advisor’s compliance with SEC disclosure and shareholder reporting will be deemed to fulfill the Advisor’s CFTC compliance obligations. However, as a result of CFTC regulation with respect to the Fund, the Fund may incur additional compliance and other expenses. The CFTC has neither reviewed nor approved the Fund, its investment strategies or this Prospectus or the SAI.

Management

Investment Advisor

The Funds are advised by RBC Global Asset Management (U.S.) Inc., a wholly-owned subsidiary of Royal Bank of Canada (“RBC”). RBC is one of North America’s leading diversified financial services companies and provides personal and commercial banking, wealth management services, insurance, corporate and investment banking, and transaction processing services on a global basis. RBC employs approximately 80,000 people who serve more than 15 million personal, business, public sector and institutional clients through offices in Canada, the U.S. and 44 other countries around the world. The Advisor has been registered with the SEC as an investment advisor since 1983, and has been a portfolio manager of publicly-offered mutual funds since 1986. The Advisor maintains its offices at 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402. The Advisor’s charter is to provide fixed income, equity and balanced portfolio management services to institutional and individual investors. As of September 30, 2013, the Advisor’s investment team managed approximately $45.6 billion in assets for individuals, public entities, Taft-Hartley plans, corporations, private nonprofits, foundations, endowments, and healthcare organizations.

For these advisory services, each Fund pays a fee (expressed as a percentage of average net assets) as follows:

RBC BlueBay Emerging Market Select Bond Fund	0.80%
RBC BlueBay Emerging Market Corporate Bond Fund	0.95%
RBC BlueBay Global High Yield Bond Fund	0.75%
RBC BlueBay Global Convertible Bond Fund	0.80%
RBC BlueBay Absolute Return Fund	0.75%

The Advisor has contractually agreed to waive or limit fees through January 31, 2015 in order to maintain net annual fund operating expenses of the Funds as set forth below:

RBC BlueBay Emerging Market Select Bond Fund	1.00%
RBC BlueBay Emerging Market Corporate Bond Fund	1.15%
RBC BlueBay Global High Yield Bond Fund	0.95%
RBC BlueBay Global Convertible Bond Fund	1.00%
RBC BlueBay Absolute Return Fund	0.95%

The waiver and limitation exclude distribution fees, brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation (including legal and audit fees and other costs in contemplation of or incident thereto) and indemnification, other expenses not incurred in the ordinary course of each Fund’s business and fees and expenses incurred indirectly by the Fund as a result of investment in shares of another investment company. The Fund will carry forward, for a period not to exceed three years from the end of the fiscal year in which the Advisor waives fees or pays expenses, any expenses in excess of the expense limitation and repay the Advisor such amounts, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

The Advisor provides certain administrative services to the Funds.

Additional Payments. The Advisor may make payments out of its own resources and at no additional cost to the Funds or shareholders, to certain broker-dealers, mutual fund supermarkets, or other financial institutions (“Intermediaries”) in connection with the provision of administrative services; the distribution of the Funds’ shares; and reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in the Funds’ shares). In addition, certain Intermediaries may receive fees from the Funds for providing recordkeeping and other services for individual shareholders and/or retirement plan participants.

Investment Sub-Advisors

The Funds are sub-advised by BlueBay Asset Management LLP (the “Sub-Advisor” or “BlueBay”) and by BlueBay Asset Management USA LLC (“BlueBay US”). On April 2, 2012, BlueBay Asset Management LLP took over the subadvisory responsibilities of BlueBay Asset Management Ltd. in connection with an internal corporate restructuring. The Sub-Advisor is a wholly-owned subsidiary of RBC, which is the parent company of the Advisor. The Sub-Advisor was established in 2001 as a specialist manager of fixed income products, offering clients a diverse range of investment strategies of different return/risk profiles, in order to cater to a variety of investor-specific return/risk appetites. More specifically, BlueBay manages a wide range of long-only, alternative, specialist fixed income portfolios for both funds and separate accounts that focus on four sub-asset classes of fixed income: convertible bonds, high yield/distressed debt, global emerging market debt and investment grade debt. The Sub-Advisor seeks to provide asset management services characterized by a belief in the value of active management, a strong investment process, a focus on capital preservation and the generation of attractive risk-adjusted returns for all its investment strategies. The Sub-Advisor is located at 77 Grosvenor Street, W1K 3JR London, United

Management

Kingdom. The Sub-Advisor has been registered with the SEC as an investment advisor since 2002, and is authorized and regulated by the UK Financial Services Authority. The Sub-Advisor employed 373 individuals and had $56 billion in assets under management as of September 30, 2013.

BlueBay US, located at Four Stamford Plaza, 107 Elm Street, Suite 512, Stamford, Connecticut 06902 is also a wholly owned subsidiary of RBC and has been registered with the SEC as an investment advisor since 2012. Effective as of the date of this prospectus, BlueBay US was added as an additional sub-advisor for the RBC BlueBay Global High Yield Bond Fund and RBC BlueBay Absolute Return Fund to provide services under the supervision of BlueBay, in order to permit asset management staff working at the BlueBay US offices to perform investment management activities on behalf of such Funds as part of the ongoing globalization of RBC’s business, to provide enhanced coverage for such Funds across the European Union and U.S. trading platforms and to support BlueBay’s management of such Funds.

BlueBay is paid by the Advisor out of the advisory fee the Advisor is paid by each Fund, and BlueBay US is paid by BlueBay out of the subadvisory fees that BlueBay earns for management of the RBC BlueBay Global High Yield Bond Fund and RBC BlueBay Absolute Return Fund.

Information regarding the factors considered by the Board of Trustees in connection with the approval of the Investment Advisory Agreement with the Advisor and the Sub-Advisory Agreement with the Sub-Advisor for the Funds is provided in the Funds’ Annual Report for the fiscal year ended September 30, 2013.

Portfolio Managers

The Sub-Advisor is responsible for the overall management of the Fund’s portfolio, including security analysis, industry recommendations, cash positions, the purchase and sell decision making process and general daily oversight of the Fund’s portfolio. The individuals primarily responsible for the day-to-day management of the Fund’s portfolio are set forth below:

Portfolio Manager Name	Title	Role on Fund Since	Total Years of Financial Industry Experience	Degrees and Designations	Experience for Last 5 Years
RBC BlueBay Emerging Market Select Bond Fund
David Dowsett	Senior Portfolio Manager	2011	19	BA (Hons) Politics and Economics, IMC	BlueBay Asset Management LLP (2002 to present)

Nick Shearn	Portfolio Manager	2011	28	BSc (Hons) in Economics	BlueBay Asset Management LLP (2011 to present); Royal Bank of Scotland (September 2008 to May 2011); Deutsche Bank in London (2002 to 2008)

RBC BlueBay Emerging Market Corporate Bond Fund
Polina Kurdyavko	Senior Portfolio Manager	2011	13	MSc (Hons) in Finance	BlueBay Asset Management LLP (2005 to present)

Adam Borneleit	Portfolio Manager	2011	20	BA Economics and French; MBA	BlueBay Asset Management LLP (2008 to present); Portfolio Management, Pimco (September 2000 to March 2008)

Management

Portfolio Manager Name	Title	Role on Fund Since	Total Years of Financial Industry Experience	Degrees and Designations	Experience for Last 5 Years

RBC BlueBay Global High Yield Bond Fund
Anthony Robertson	Senior Portfolio Manager	2011	18	BComm (Hons), H.Dip Tax/Man Acc	BlueBay Asset Management LLP (2004 to present)

Peter Higgins	Senior Portfolio Manager	2011	18	BA Economics – Political Science	BlueBay Asset Management LLP (2008 to present)

RBC BlueBay Global Convertible Bond Fund
Michael Reed	Senior Portfolio Manager	2011	25	BEngineering	BlueBay Asset Management LLP (2007 to present)

Alessandro Esposito	Portfolio Manager	2011	16	BEngineering, MScC	BlueBay Asset Management LLP (2007 to present)

RBC BlueBay Absolute Return Fund
Mark Dowding	Senior Portfolio Manager	2012	20	BA Hons, Economics	BlueBay Asset Management LLP (2010 to present); Head of Fixed Income – Europe, Deutsche Asset Management (2007 to 2010)

Raphael Robelin	Senior Portfolio Manager	2012	17	BSc, Engineering (IT) & Applied Mathematics; Masters, Management and International Finance	BlueBay Asset Management LLP (2003 to present)

Geraud Charpin	Portfolio Manager	2012	19	BSc, Engineering; Masters, Finance	BlueBay Asset Management LLP (2008 to present); Head of European Credit Strategy, UBS (2004 to 2008)

Andrzej Skiba	Portfolio Manager	2013	12	BSc, (Hons.) Management and International Business Economics	BlueBay Asset Management LLP (2005 to present)

Management

Additional information about the portfolio managers’ compensation arrangements, other accounts managed by the portfolio managers, as applicable, and the portfolio managers’ ownership of securities of the Funds they manage is available in the Fund’s SAI.

Historical Performance Data of the Sub-Advisor of the Funds

The following tables show historical performance information for the Emerging Markets Fixed Income Select USD Composite, Emerging Markets Fixed Income Corporate USD Composite, Global Fixed Income High Yield USD Composite and Convertible Fixed Income USD Composite (each, a “Composite” and, together, the “Composites”). The performance information for the Composites does not represent the performance of the Funds. The performance information for the Composites should not be considered a substitute for the Funds’ performance. Performance is historical and does not guarantee or represent the future performance of the Funds or of the Sub-Advisor. Each Composite consists of all fully discretionary advisory accounts managed by the applicable Fund’s Sub-Advisor according to an investment strategy that has the same investment objective, and uses substantially similar investment policies and techniques as those of the Fund. For additional information on the Sub-Advisor, see “Investment Sub-Advisor” above. The Composites are provided solely to illustrate the past performance of the Sub-Advisor when managing substantially similar accounts.

The manner in which the performance was calculated for the Composites differs from that of registered mutual funds such as the Funds. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income, and realized and unrealized gains and losses. Except as otherwise noted, all returns reflect the payment of investment management fees, brokerage commissions and execution costs paid by the accounts included in the Composites, without taking into account taxes. Custodial fees, if any, were also included in the calculations. Securities are valued as of the trade-date. The results are based on fully discretionary accounts under management. There is no minimum asset size below which portfolios were excluded from the Composites. The currency used to express performance in the Composites is the U.S. Dollar.

The accounts that are included in the Composites are not subject to the same type of expenses to which the Funds are subject and are not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed by the federal securities and tax laws. Consequently, the performance results for the Composites could have been adversely affected if the accounts in the Composites were subject to the same federal securities and tax laws as the Funds. In addition, while the accounts comprising the Composites incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of the Funds’ shares and the Funds’ obligation to redeem their shares will not adversely impact the Funds’ performance. Therefore, the performance information shown below is not necessarily representative of the performance information that typically would be shown for a registered mutual fund.

The investment results for the Composites are not intended to predict or suggest the future returns of the Funds. Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data.

Emerging Markets Fixed Income Select USD Composite

Year	Composite Return Net of Fees	Composite Return Gross of Fees	Benchmark Return[1]	Number of Accounts	Market Value ($MM)
2013 (YTD2)	(8.60)%	(7.74)%	(6.59)%	4	$2,596.67
2012	17.71%	19.20%	16.15%	3	$2,171.34
2011	2.54%	3.84%	2.80%	2	$1,152.90
2010	14.51%	15.96%	13.24%	2	$1,003.05
2009	36.45%	38.18%	22.81%	2	$584.23
2008	(16.18)%	(15.12)%	(7.29)%	2	$375.63
2007	9.70%	11.09%	11.05%	1	$213.73
2006[3]	2.56%	2.67%	1.30%	1	$40.93

Management

Average Annual Total Returns for the periods ended September 30, 2013

	1 Year	3 Years	Since Inception November 30, 2006
Composite net return	(6.02)%	3.20%	7.37%
Composite gross return	(4.83)%	4.50%	8.73%
Benchmark[1]	(3.82)%	3.41%	7.29%

1

The benchmark is a composite benchmark comprised of the JP Morgan Emerging Markets Bond Index (“EMBI”) Global Diversified and the JP Morgan Government Bond Index - Emerging Markets (“GBI-EM”) Broad Diversified, weighted 50%/50%, and is calculated directly by J.P. Morgan. JPMorgan EMBI Global Diversified tracks total returns for U.S. Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. JPMorgan GBI-EM Broad Diversified Index is a comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. Individuals cannot invest directly in an index.

2	For the period January 1, 2013 through September 30, 2013.
3	For the period November 30, 2006 (inception date) through December 31, 2006.

Emerging Markets Fixed Income Corporate USD Composite

Year	Composite Return Net of Fees	Composite Return Gross of Fees	Benchmark Return[1]	Number of Accounts	Market Value ($MM)
2013 (YTD2)	(6.90)%	(6.05)%	(3.59)%	2	$3,215.37
2012	15.53%	16.94%	16.95%	2	$4,502.10
2011	4.26%	5.53%	3.24%	2	$1,979.71
2010	16.47%	17.89%	13.50%	1	$1,565.21
2009	52.56%	54.41%	38.61%	2	$292.60
2008[3]	(13.65)%	(12.87)%	(15.89)%	1	$26.26

Average Annual Total Returns for the periods ended September 30, 2013

	1 Year	3 Years	Since Inception March 31, 2008
Composite net return	(3.36)%	4.20%	10.37%
Composite gross return	(2.19)%	5.46%	11.71%
JPMorgan CEMBI Diversified[1]	(0.66)%	5.18%	8.17%

1

The JP Morgan Corporate Emerging Markets Bond Index (“CEMBI”) Diversified limits the weights of those index countries with larger corporate debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding. The CEMBI Diversified results in well-distributed, more balanced weightings for countries included in the index. The countries covered in the CEMBI Diversified are identical to those covered by the CEMBI. Individuals cannot invest directly in an index.

2	For the period January 1, 2013 through September 30, 2013.
3	For the period March 31, 2008 (inception date) through December 31, 2008.

Management

Global Fixed Income High Yield USD Composite

Year	Composite Return Net of Fees	Composite Return Gross of Fees	Benchmark Return[1]	Number of Accounts	Market Value ($MM)
2013(YTD2)	2.20%	2.98%	3.55%	3	$1,442.78
2012	15.76%	16.93%	18.89%	3	$1,688.64
2011	4.36%	5.42%	3.16%	2	$336.94
2010[3]	1.40%	1.48%	1.78%	1	$31.81

Average Annual Total Returns for the periods ended September 30, 2013

	1 Year	Since Inception November 30, 2010
Composite net return	6.31%	8.25%
Composite gross return	7.39%	9.35%
BofA Merrill Lynch Global High Yield Constrained Index[1]	7.90%	9.48%

1

The BofA Merrill Lynch Global High Yield Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating. Individuals cannot invest directly in an index.

2	For the period January 1, 2013 through September 30, 2013.
3	For the period November 30, 2010 (inception date) through December 31, 2010.

Convertible Fixed Income USD Composite

Year	Composite Return Net of Fees	Composite Return Gross of Fees	Benchmark Return[1]	Number of Accounts	Market Value ($MM)
2013 (YTD2)	8.21%	9.03%	9.62%	1	$1,355.47
2012	13.29%	14.43%	10.56%	1	$947.24
2011	(4.51)%	(3.55)%	(4.58)%	1	$596.75
2010	12.69%	13.83%	9.73%	1	$485.09
2009	35.33%	36.70%	24.42%	1	$301.12

Average Annual Total Returns for the periods ended September 30, 2013

	1 Year	3 Years	Since Inception December 31, 2008
Composite net return	12.50%	7.37%	12.98%
Composite gross return	13.64%	8.45%	14.12%
UBS Global Focus Convertible Index[1]	12.20%	6.47%	10.09%

1	The UBS Global Focus Convertible Index measures the size and performance of the most liquid convertible issues. Individuals cannot invest directly in an index.
2	For the period January 1, 2013 through September 30, 2013.

Management

Investment Grade Absolute Return Fixed Income USD Composite

Year	Composite Return Net of Fees	Composite Return Gross of Fees	Benchmark Return	Number of Accounts	Market Value ($MM)
2013 (YTD1)	2.29%	2.72%	N/A	2	$751.09
2012 [2]	0.91%	0.95%	N/A	1	$78.15

Average Annual Total Returns for the periods ended September 30, 2013

	1 Year	3 Years	Since Inception November 30, 2012
Composite net return	N/A	N/A	3.22%
Composite gross return	N/A	N/A	3.70%

1	For the period January 1, 2013 through September 30, 2013.
2	For the period November 30, 2012 (inception date) through December 31, 2012.

Additional Composite Disclosures

Composite Methodology: Each composite consists of all accounts managed in a similar style, including the performance of the accounts in the composite from the first complete month in which they were managed and, where there is more than 1 account in a composite, with the composite return calculated as a monthly weighted average return of the constituent accounts using the start month market value weights (previous month end). The composite methodology employed is based on money weighted cash flows using market values at each official pricing point. Where possible, the accounts have been revalued for large cash flows (defined as cash flows in excess of 10% of the composite).

Presentation of Results: Gross returns are presented after all trading expenses but before management, custodial and other fees. Net returns are calculated after the deduction of all fees.

Shareholder Information

Pricing of Fund Shares

How NAV is Calculated. The net asset value (“NAV”) is the value of a single share. A separate NAV is calculated for each class of shares of each Fund. The NAV is calculated by adding the total value of a Fund’s investments and other assets, determining the proportion of that total allocable to the class, subtracting the liabilities allocable to the class and then dividing that figure by the number of outstanding shares of the class.

1.	The NAV is calculated separately for each class of shares.

2.	You can find the Funds’ NAVs daily in various newspapers, at www.bloomberg.com, www.rbcgam.us, or by calling 1-800-422-2766.

Total Assets of Class – Liabilities
NAV=	Number of Shares of Class
Outstanding

The per share NAV for each class of shares of each Fund generally is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), or at 4:00 p.m. Eastern time, whichever is earlier, on days the NYSE is open or (at the Fund’s option) on days the primary trading markets for the Fund’s portfolio instruments are open.

Your order for purchase, sale or exchange of shares is generally based on the next NAV calculated after your order is received in good order by the Funds’ transfer agent on any day that the NYSE is open for business. For example: If you place a purchase order to buy shares of a Fund it must be received by 4:00 p.m. Eastern time in order to be priced based on the NAV calculated at 4:00 p.m. If your order is received after 4:00 p.m. Eastern time, it will be based on the NAV calculated on the next day at 4:00 p.m. Eastern time. Also, as further explained in the “Purchasing and Adding to Your Shares” section, if a purchase order in proper form is received by an authorized financial intermediary, the order will be treated as if it had been received by the Funds’ transfer agent at the time it is received by the intermediary.

Generally, the Funds are “open” and you may purchase, redeem or exchange shares of a Fund on any day when the NYSE is open. Purchases, redemptions and exchanges may be restricted in the event of an early or unscheduled close of the NYSE. The Funds reserve the right to close if the primary trading markets of the Funds’ portfolio instruments are closed and Fund management believes that there is not an adequate market to meet purchase, redemption or exchange requests. Even if the NYSE is closed, the Funds may accept purchase, redemption, and exchange orders on those days when the primary trading markets for the Funds’ portfolio instruments are open, and the Funds’ management believes there is an adequate market to meet purchase, redemption, and exchange requests. On such days, the Fund would also price shares, typically at 4:00 p.m. Eastern time.

Because the Funds may own securities that are primarily listed on foreign stock exchanges, which may trade on days when the Funds do not price their shares, the net asset value of the Funds may change on days when shareholders will not be able to purchase or redeem shares.

Valuation of Portfolio Securities. On behalf of each Fund, the Board of Trustees has adopted Pricing and Valuation Procedures for determining the value of Fund shares in accordance with applicable law. The Funds’ securities, other than short-term obligations, are generally valued at current market prices. The Funds’ pricing and valuation procedures generally require fixed income securities to be priced by approved pricing agents. In general, when the market value of a portfolio security is readily available, the Funds will rely on independent pricing services or market quotes from independent broker-dealers to determine the market value of portfolio securities. The market value of an equity security is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are generally priced using valuations provided by independent pricing vendors. Prices obtained from pricing vendors utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as

Shareholder Information

institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity and type of issue. Debt obligations with remaining maturities of 60 days or less from date of purchase are valued at amortized cost. Exchange traded options, futures and options on futures are valued at their most recent sale price on the exchange on which they are primarily traded. Investments in open-end investment companies are valued at the net asset value of those companies, and those companies may use fair value pricing as described in their prospectuses.

The Pricing and Valuation Procedures provide that, in situations where it is determined that market quotations are not readily available from a pricing service or independent broker-dealer, or the valuations are deemed to be unreliable or do not accurately reflect the value of the securities, Board-approved “fair valuation” methodologies will be used. Under the Pricing and Valuation Procedures, fair valuation methodologies may also be used in situations such as the following: a price is determined to be stale (for example, it cannot be valued using the standard pricing method because a recent sale price is not available) on more than five consecutive days on which a Fund calculates its NAV; or a significant valuation event is determined to have occurred pursuant to the Pricing and Valuation Procedures. Significant valuation events may include, but are not limited to, the following: an event affecting the value of a security traded on a foreign market occurs between the close of that market and the close of regular trading on the NYSE; an extraordinary event like a natural disaster or terrorist act occurs; a large market fluctuation occurs; or an adverse development arises with respect to a specific issuer, such as a bankruptcy filing. These methodologies are intended to ensure that each Fund’s NAV accurately reflects the value for the underlying portfolio securities. As a result, effective use of fair valuations may prevent shareholder dilution. In addition, for Funds that invest in foreign securities, fair valuations may diminish opportunities for a short-term trader to take advantage of time zone differences between the foreign markets on which the securities are traded and close of the NYSE, when a Fund’s NAV is typically calculated. “Fair value” is deemed to be the amount that the Fund might reasonably expect to receive for the security upon its current sale. Each such determination shall be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using foreign exchange rate quotations received from a pricing vendor as of 4:00 p.m. Eastern time on each day that the NYSE is open for regular trading. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

Investment Minimums

You may purchase shares of a Fund through the Fund’s Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations or requirements on buying and selling shares.1 For qualified retirement benefit plans, there is no minimum requirement for initial investment in a Fund. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Minimum Initial Investment
Account Type	Class A	Class I
Regular Institutions or Individuals	$2,500	$1,000,000
Through qualified retirement benefit plans	0	$0
By exchange[2] from another RBC Fund	$2,500	$1,000,000

Minimum Additional Investment
	Class A	Class I
Account Type
By mail or wire	$100	$10,000
By exchange[2] from another RBC Fund	$100	$10,000

1

Certain broker-dealers and other financial intermediaries are authorized to accept purchase orders on behalf of a Fund which are processed based on the Fund’s net asset value next determined after your order is received by an organization in proper order before 4:00 p.m., Eastern time, or such earlier time as may be required by an organization. These organizations may be authorized to designate other intermediaries to act in this capacity.

Shareholder Information

These organizations may vary in terms of how they process your orders, and they may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund or its transfer agent, U.S. Bancorp Fund Services, LLC. These organizations may be the shareholders of record of your shares. These intermediaries are responsible for transmitting requests and delivering funds on a timely basis. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers.

2

All RBC Funds are eligible for exchanges except the following: Prime Money Market Fund (RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, RBC Investor Class), Tax-Free Money Market Fund (RBC Institutional Class 1, RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, RBC Investor Class) and U.S. Government Money Market Fund (RBC Institutional Class 1, RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, RBC Investor Class).

Purchasing and Adding to Your Shares

If opening an account through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of a Fund and he or she will take care of the necessary documentation. Otherwise, follow the instructions below.

You may purchase shares directly from a Fund by completing a new account application. Contact U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent at 1-800-422-2766 or go to www.rbcgam.us to obtain an application. Once completed, you may submit your application by following one of the steps below.

By Mail	•	Complete and sign the account application. If you do not complete the application properly, your purchase may be delayed or rejected.

•

Make your check payable to “[Name of Fund].” All checks must be in U.S. Dollars drawn on a domestic bank. The Funds will not accept payment in cash or money orders. The Fund also does not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks, starter checks, postdated checks, postdated on-line bill pay checks, or any conditional order or payment.

	•	Mail your application and check to:
RBC BlueBay [ ] Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

	•	By overnight courier, send to:
RBC BlueBay [ ] Fund
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202-5207

•

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Funds.

By Wire	•	To purchase shares by wire, the Funds’ transfer agent must have received a completed application and issued an account number to you.

	•	Call 1-800-422-2766 for instructions prior to wiring funds and to advise of your intent to wire.

	•	Please use the following wire instructions:
U.S. Bank, N.A.
ABA # 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account: 182380369377
Further Credit: RBC BlueBay [ ] Fund
Shareholder Name and Account Number

•

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

By Exchange from Another RBC Fund	1-800-422-2766

If you already have an account with us and your account is authorized for telephone exchanges, you may open an account in all RBC Funds except the following: Prime Money Market Fund (RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, RBC Investor Class), Tax-Free Money Market Fund (RBC Institutional Class 1, RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, RBC Investor Class) and U.S. Government Money Market Fund (RBC Institutional Class 1, RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, RBC Investor Class). The names

Shareholder Information

and registrations on the accounts must be identical. The exchange must meet the applicable minimum exchange amount requirement.

Lost Accounts/Unclaimed Assets

Please note that based upon statutory requirements for returned mail, the Funds and the transfer agent will attempt to locate the investor or rightful owner of the account. If the Funds are unable to locate the investor, then they will determine whether the investor’s account can legally be considered abandoned. The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction.

To Add to an Account. To add to an account, you may follow any one of the following steps:

By Telephone	1-800-422-2766

You may make additional investments ($10,000 minimum) by telephone. After a Fund receives and accepts your request, the Fund will deduct from your checking account (requires banking information to be on file) the cost of the shares. Availability of this service is subject to approval by the Funds and the participating banks.

By Mail	•	Make your check payable to “RBC BlueBay [ ] Fund.”

	•	Mail the stub from your confirmation statement. Or, if unavailable, provide the following information with your payment:
• Account name and account number
• Share class
	•	Your investment must meet the minimum additional investment requirements.

	•	Mail your additional investment to:

RBC BlueBay [ ] Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

	•	By overnight courier, send to:

RBC BlueBay [ ] Fund
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202-5207

•

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Funds.

By Wire	•	To purchase shares and make additional investments by bank wire, please use the following wire instructions:

U.S. Bank, N.A.
ABA # 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account: 182380369377
Further Credit: RBC BlueBay [ ] Fund
Shareholder Name and Account Number

•

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

	•	Call 1-800-422-2766 for instructions prior to wiring funds and to advise of your intent to wire.

By Exchange from Another RBC Fund	Please refer to the information under “Exchanging Your Shares” below.

You can also add to your account by using the convenient options described below. The Funds reserve the right to change or eliminate these privileges at any time without notice, to the extent permitted by applicable law.

Dividends and Distributions and Directed Dividend Option

Dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will differ among classes of the Funds due to differences in distribution expenses. Capital gains are distributed at least annually. By selecting the appropriate box in the account application, you can elect to have your distributions (capital gains and dividends) in cash (check), have distributions deposited in a pre-authorized bank account via ACH, or have distributions reinvested in the Funds or another

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eligible RBC Fund (as set forth under the caption “Exchanging Your Shares”) or account without a sales charge. You should maintain the minimum balance in the Fund into which you plan to reinvest distributions. You can change or terminate your participation in the reinvestment option at any time.

If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Funds reserve the right to reinvest the distribution check in your account, at the Fund’s current net asset value, and to reinvest all subsequent distributions.

DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU HAVE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION THAT MAY BE TAXABLE. (SEE “SHAREHOLDER INFORMATION — DIVIDENDS, DISTRIBUTIONS AND TAXES”).

Selling Your Shares

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

To sell shares please contact U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent:

By Phone	1-800-422-2766

You may withdraw any amount up to $50,000 by telephone, provided that your account is authorized for telephone redemptions. A Fund will send proceeds only to the address or bank of record. You must provide the Fund’s name, your account number, the name of each account owner (exactly as registered), and the number of shares or dollar amount to be redeemed prior to 4:00 p.m. Eastern time for the trade to be processed with that day’s closing price.

By Mail	RBC BlueBay [ ] Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

1.

In a letter, include the genuine signature of each registered owner (exactly as registered), the name of each account owner, the account number and the number of shares or dollar amount to be redeemed. See “Signature Guarantees” below for information on when a signature guarantee is required.

	2.	Mail or courier the letter to the applicable address above or below.
3.

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Funds.

By Overnight Courier	RBC BlueBay [ ] Fund
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202-5207

By Wire

Redemption proceeds may be wired to your pre-identified bank account. A $15 fee may be deducted from your redemption proceeds for complete share redemptions. In the case of a partial redemption, the fee of $15 may be deducted from the remaining account balance. If your written request is received in good order before 4:00 p.m. Eastern time, the Fund will normally wire the money on the following business day. If a Fund receives your request after 4:00 p.m. Eastern time, the Fund will normally wire the money on the second business day. Contact your financial institution about the time of receipt and availability. See “Signature Guarantees” below for information on when a signature guarantee is required.

Additional Information About Purchasing and Selling Shares

The Funds cannot process transaction requests unless they are properly completed as described in this section. The Funds may cancel or change the transaction policies without notice. To avoid delays, please call us if you have any questions about these policies.

All purchases must be in U.S. Dollars. All checks must be in U.S. Dollars drawn on a domestic bank. The Funds will not accept payment in cash or money orders. The Funds also do not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks,

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traveler’s checks, starter checks, postdated checks, postdated online bill pay checks, or any conditional order or payment.

The transfer agent will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by a Fund, for any payment that is returned.

The Funds may waive the minimum purchase requirements. Each of the Funds, the Distributor, the Advisor and the transfer agent reserves the right to reject any application for any reason in its sole discretion, including rejection of orders not accompanied by proper payment and orders that are not in the best interests of the Funds and their shareholders. The Funds do not accept applications under certain circumstances or in amounts considered disadvantageous to shareholders.

Class A Eligibility. Class A shares are offered by all Funds except the RBC Global Convertible Bond Fund and are available to investors who meet the minimum initial investment requirements.

Class I Eligibility. Class I shares of the Funds are offered solely to individuals and institutions with a $1,000,000 minimum requirement for initial investment, and a $10,000 minimum requirement for additional investments. There is no minimum requirement for initial investment for participants of qualified retirement plans. The minimum requirement may be waived, at Fund management’s discretion, for certain persons who are charged fees for advisory, investment, consulting or similar services by a financial intermediary or other service provider. Neither the minimum requirement for initial investment for the Funds nor the requirements for the minimum account size described in the next paragraph will apply to investments by employees of the Advisor and Sub-Advisor (or their affiliates), officers and trustees of the Funds, partners or employees of law firms that serve as counsel to the Funds or the Funds’ independent trustees, or members of the immediate families of the foregoing (e.g., spouses, parents, children, grandparents, grandchildren, parents-in-law, sons and daughters-in-law, siblings, a sibling’s spouse, and a spouse’s siblings).

Minimum Account Size. You must maintain a minimum account value equal to the current minimum initial investment, which is $1,000,000 for Class I shareholder accounts and $2,500 for Class A shareholder accounts. There is no minimum account size requirement for retirement plans. If your account falls below a minimum due to redemptions and not market action, a Fund may ask you to increase the account size back to the minimum. If you do not bring the account up to the minimum amount within 60 days after the Fund contacts you, the Fund may close the account and send your money to you or begin charging you a fee for remaining below the minimum account size. No redemption fees will be imposed on shares redeemed as a result of involuntary account closing.

Timing of Purchases and Sales of Shares. You may purchase or sell shares of a Fund based on the NAV next determined after your request is received in good order. All requests received in good order before 4:00 p.m., Eastern Time, on a business day will be executed on that same day. Requests received after 4:00 p.m., Eastern Time, on a business day will be processed the next business day at the next business day’s NAV. A purchase request is in “good order” if it includes a completed account application and the dollar amount of shares to be purchased along with payment for the shares. If you are paying with federal funds (wire), your order will be considered received when the Fund or its transfer agent receives the federal funds.

The Funds, their Advisor and their transfer agent reserve the right to reject any purchase request for any reason. A Fund may accept orders to purchase Fund shares in-kind with securities, rather than with cash, when the offered securities are consistent with the Fund’s investment objective and policies. Acceptance of such purchases will be at the Advisor’s discretion, and will be valued in the same manner that the Fund uses to calculate its NAV.

Each Fund intends to pay redemption proceeds promptly and in any event within seven days after the request for redemption is received in good order. In case of emergencies or other unusual circumstances, each Fund may suspend redemptions or postpone payment for more than seven days, as permitted by law. Redemptions of Fund shares may be suspended when trading on the NYSE is closed or is restricted, in the event of an early or unscheduled close of the primary trading markets for the Fund’s portfolio instruments, or during an emergency which makes it impracticable for the applicable Fund to dispose of its securities or to determine the value of its net

Shareholder Information

assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, a Fund may delay redemption payments for more than seven days, as permitted by law.

The Funds cannot accept requests that contain special conditions or effective dates. The Funds may request additional documentation to ensure that a request is genuine. Examples may include a certified copy of a death certificate or divorce decree.

If you request a redemption within 15 days of purchase, the Fund will delay sending your proceeds until it has collected unconditional payment, which may take up to 15 days from the date of purchase. You can avoid this delay by purchasing shares with a federal funds wire. For your protection, if your account address has been changed within the last 30 days, your redemption request must be in writing and signed by each account owner, with signature guarantees. The right to redeem shares may be temporarily suspended in emergency situations only as permitted under federal law.

Large Sale (Redemption) Conditions. Large redemptions can adversely affect a portfolio manager’s ability to implement a Fund’s investment strategy by causing the premature sale of securities that would otherwise be held longer. Accordingly, we request that you give us three business days’ notice for any redemption of $2 million or more.

Signature Guarantees. You may withdraw from your account at any time. Certain redemptions will however require a signature guarantee. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

A signature guarantee is required to redeem shares in the following situations:

•	If you are requesting a change in ownership on your account;

•	When redemption proceeds are payable or sent to any person, address or bank account not on record;

•	If a change of address was received by the Transfer Agent within the last 30 days;

•	For all redemptions in excess of $50,000 from any shareholder account.

In addition to the situations described above, the Funds and/or the transfer agent reserve the right to require a signature guarantee or other acceptable signature authentication in other instances based on the circumstances relative to the particular situation.

Signature Validation Program – Non Financial Transactions. You can get a Signature Validation Program Stamp from most banks, credit unions, federal savings and loan associations, or securities dealers, but not a notary public. For your protection, the Funds require a Signature Validation Program Stamp or other acceptable signature authentication if you request:

•	A change in redemption instructions;

•	Maintenance changes of name, address or banking instructions;

•	Beneficiaries changes on Transfer on Death (“TOD”) Accounts;

•	Adding Systematic Purchase Plan;

•	Adding banking instructions;

Shareholder Information

•	Name change;

•	Trustee change; or

•	UTMA/UGMA custodian change.

Redemption Fee. A 2.00% redemption fee is generally imposed on redemptions and exchanges within 30 days of purchase. See “Market Timing and Excessive Trading – Redemption Fee,” below.

Redemption in Kind. The Funds reserve the right to make payment in securities rather than cash, known as “redemption in kind,” for amounts redeemed by a shareholder, in any 90-day period, in excess of $250,000 or 1% of Fund net assets, whichever is less. If a Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Form of Distributions. By selecting the appropriate box on the account application, you can elect to receive your distributions (capital gains and dividends) in cash (check), have distributions deposited in a pre-authorized bank account via wire transfer, ACH, or have distributions reinvested back into your account with the Fund.

Telephone Purchase, Exchange and Redemption Privileges. Shareholders who open accounts with the Funds will automatically be granted telephone purchase, exchange and redemption privileges unless the privileges are explicitly declined in writing, either on the account application or by writing to the Fund. If you call the Funds, the Funds’ representative may request personal identification and may tape record the call.

Corporations, Trusts and Other Entities. Additional documentation is normally required for corporations, fiduciaries and others who hold shares in a representative or nominee capacity. We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.

Sales Limited to U.S. Citizens and Resident Aliens. Shares of the Funds may be offered to only United States citizens and United States resident aliens having a social security number or individual tax identification number. This Prospectus should not be considered a solicitation or offering of Fund shares to non-U.S. citizens or non-resident aliens.

Anti-Money Laundering Procedures. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and as permitted by the Funds’ Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) are required, among other matters, to obtain, verify and record the following information for all registered owners and, in certain circumstances, others who may be authorized to act on an account: full name, date of birth (for individuals), taxpayer identification number (usually your social security number), and permanent street address. In order to verify your identity, we may cross-reference your identification information with a consumer report or other electronic database, or by requesting a copy of your driver’s license, passport or other identifying document. Corporate, trust and other entity accounts require additional documentation. If we are unable to verify your identity in accordance with the Funds’ policies and procedures, we may reject and return your application, close your account or take such other action as we deem reasonable and as permitted by law. Please review your account application for additional information.

Shareholder Information

Exchanging Your Shares

If exchanging shares through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to exchange shares of the Fund and he or she will take care of the necessary documentation. To open a new account through an exchange from an existing RBC Fund account, please refer to “Purchasing and Adding to Your Shares” above.

An exchange of shares is technically a sale of shares in one fund followed by a purchase of shares in another fund, and therefore may have tax consequences. By following the instructions below, and subject to such limitations as may be imposed by the RBC Funds, you may exchange shares between all RBC Funds except the following: Prime Money Market Fund (RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, RBC Investor Class), Tax-Free Money Market Fund (RBC Institutional Class 1, RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, RBC Investor Class) and U.S. Government Money Market Fund (RBC Institutional Class 1, RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, RBC Investor Class).

By Telephone	1-800-422-2766	You may make exchanges from one identically registered RBC Fund account into another eligible RBC Fund account, provided that your account is authorized for telephone exchanges.

By Mail	Regular Mail	Registered/Overnight Mail
	RBC BlueBay [ ] Fund	RBC BlueBay [ ] Fund
	c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
	P.O. Box 701	615 East Michigan Street, 3rd Floor
	Milwaukee, WI 53201-0701	Milwaukee, WI 53202-5207

1.

In a letter, include the genuine signature of each registered owner, the account number, the number of shares or dollar amount to be exchanged, the name of the RBC Fund from which the amount is being sold, and the name of the RBC Fund into which the amount is being purchased.

	2.	Mail or courier the letter to the applicable address above.

3.

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Funds.

Monthly Exchanges

You may authorize monthly exchanges ($100 minimum) from one eligible RBC Fund into another eligible RBC Fund. Exchanges will be continued until all shares have been exchanged or until you terminate the service.

Additional Policies on Exchanges

Shares exchanged within 30 days of purchase generally will be subject to a redemption fee of 2.00% of the value of the shares so exchanged. The Funds also reserve the right to limit exchanges. (See “Market Timing and Excessive Trading,” below.)

With the exception of exchanges to or from the Prime Money Market Fund (whose shares are offered through another prospectus), the share class must be the same in the two funds involved in the exchange and no front-end sales charge will be assessed. For complete information on the RBC Fund you are exchanging into, including fees and expenses, read that fund’s prospectus carefully. With the exception of exchanges to Prime Money Market Fund, you must meet the minimum investment requirement of the fund you are exchanging into. Exchanges to Prime Money Market Fund will be into the RBC Institutional Class 1 shares. The names and registrations on the two accounts must be identical. You should review the prospectus of the fund you are exchanging into. Call us for a free copy or contact your investment representative. The exchange privilege (including automatic exchanges) may be changed or eliminated at any time upon 60 days’ notice to shareholders.

Additional Shareholder Services

Services for the following types of accounts are also available to shareholders. Please call 1-800-422-2766 for more information.

•	Uniform Transfers/Gifts to Minors Accounts

•	TOD Accounts

•	Accounts for corporations, partnerships and retirement plans

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•	Coverdell Education Savings Accounts

•	Traditional IRA accounts

•	Roth IRA Accounts

•	Simplified Employee Pensions (“SEPs”)

Telephone Services. Telephone trades must be received by or prior to market close. During periods of increased market activity, you may have difficulty reaching the Funds by telephone or may encounter higher than usual call waits. If this happens, contact the Funds by mail or allow sufficient time to place your telephone transaction. The Funds may refuse a telephone request, including a request to redeem shares of a Fund. The Funds will use reasonable procedures to confirm that telephone instructions are genuine. If such procedures are followed, neither the Funds nor any persons or entity that provides services to the Funds will be liable for any losses due to unauthorized or fraudulent instructions. The Funds reserve the right to limit the frequency or the amount of telephone redemption requests. Once a telephone transaction has been placed, it cannot be cancelled or modified.

Shareholder Mailings. To help lower operating costs, the Funds attempt to eliminate mailing duplicate documents to the same address. When two or more Fund shareholders have the same last name and address, a Fund may send only one prospectus, annual report, semi-annual report, general information statement or proxy statement to that address rather than mailing separate documents to each shareholder. This practice is known as “householding.” Shareholders may opt out of this single mailing at any time by calling the Funds at 1-800-422-2766 and requesting the additional copies of Fund documents.

Market Timing and Excessive Trading

Market timing may interfere with the management of a Fund’s portfolio and result in increased costs. The Funds do not accommodate market timers. On behalf of the Funds, the Board of Trustees has adopted policies and procedures to discourage short-term trading or to compensate the Fund for costs associated with it.

Redemption Fee. A 2.00% fee is imposed on redemptions or exchanges of shares of the Funds in this Prospectus within 30 days of purchase. This redemption fee will not be imposed in certain situations, such as: (1) shares purchased through reinvested distributions (dividends and capital gains), (2) shares purchased through 401(k) and other employer-sponsored retirement plans (excluding IRA and other one person retirement plans), (3) shares redeemed in accordance with the systematic redemption plan or monthly exchange program, (4) redemptions following the death or disability of a shareholder (of which the Fund has been notified), or (5) under other circumstances at the Fund management’s discretion. The redemption fee may also not be imposed, at Fund management’s discretion, on redemptions or exchanges of shares that occur as part of the periodic rebalancing of accounts in an investment advisor’s asset allocation program and not at the direction of the investment advisor’s client. Each Fund will retain any redemption fees to help cover transaction and tax costs that result from selling securities to meet short-term investor redemption requests. For purposes of calculating the holding period, the Funds will employ the “first in, first out” method, which assumes that the shares sold or exchanged are the ones held the longest. The redemption fee will be deducted from the proceeds that result from the order to sell or exchange.

Restriction and Rejection of Purchase or Exchange Orders. The Funds reserve the right to restrict or reject, for any reason, without any prior notice, any purchase or exchange order. These include transactions representing excessive trading or suspected excessive trading, transactions that may be disruptive to the management of the Fund’s portfolio, and purchase orders not accompanied by proper payment. The RBC Funds reserve the right to delay for up to one business day the processing of exchange requests in the event that, in a Fund’s judgment, such delay would be in the Fund’s best interest, in which case both the redemption and purchase will be processed at the conclusion of the delay period.

If detected, once an accountholder makes five exchanges between RBC Funds during a calendar year, the ability to make additional exchanges for that account may be suspended. In applying these exchange limits, the Funds may consider trading done in multiple accounts under common ownership, control or influence. These exchange limits do not apply to purchases made through the monthly exchange program. In addition, these limits may be modified at

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the Funds’ discretion for retirement plans to conform to plan exchange features and applicable law and regulation, and for automated or pre-established exchange, asset allocation or dollar cost averaging programs.

The Funds’ policy limiting the number of exchanges applies uniformly to all investors. However, some financial intermediaries, such as investment advisors, broker-dealers, transfer agents and third-party administrators, maintain omnibus accounts in which they aggregate orders of multiple investors and forward aggregated orders to the Funds. Because the Funds receive these orders on an aggregated basis and because these omnibus accounts may not be identified by the financial intermediaries as omnibus accounts, the Funds may be limited in its ability to detect excessive trading or enforce its market timing policy with respect to those omnibus accounts and investors purchasing and redeeming Fund shares through those accounts.

If a Fund identifies an investor as a potential market timer or an intermediary as a potential facilitator for market timing in the Fund, even if the above limits have not been reached, the Fund may take steps to restrict or prohibit further trading in the Fund by that investor or through that intermediary. As stated above, each Fund reserves the right to restrict or reject a purchase order for any reason without prior notice. Each Fund also reserves the right to terminate an investor’s exchange privilege without prior notice.

Risks Presented by Excessive Trading Practices. Parties engaged in market timing may use many techniques to seek to avoid detection. Despite the efforts of the Funds and their agents to prevent market timing, there is no guarantee that the Funds will be able to prevent all such practices. For example, a Fund may receive purchase and redemption orders through financial intermediaries and cannot always reasonably detect market timing that may be facilitated by these intermediaries or by the use of omnibus account arrangements offered by these intermediaries to investors. Omnibus account arrangements typically aggregate the share ownership positions of multiple shareholders and often result in the Fund being unable to monitor the purchase and redemption activity of a particular shareholder. To the extent that the Funds and their agents are unable to curtail excessive trading practices in the Funds, those practices may interfere with the efficient management of the Fund’s investment portfolio, and may, for example, cause the Fund to maintain a higher cash balance than it otherwise would have maintained or to experience higher portfolio turnover than it otherwise would have experienced. This could hinder performance and lead to increased brokerage and administration costs. Those increased costs would be borne by Fund shareholders.

For a Fund that invests significantly in foreign securities traded on markets that may close prior to when the Fund determines its NAV, excessive trading by certain shareholders may cause dilution in the value of Fund shares held by other shareholders. Each Fund has procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what it determines to be the fair value of those securities at the time when the Fund determines its NAV, which are intended to mitigate this risk.

To the extent that a Fund invests in securities that may trade infrequently, such as private placements, it may be susceptible to market timing by investors who seek to exploit perceived price inefficiencies in the Fund’s investments. This is commonly referred to as price arbitrage. In addition, the market for securities of smaller companies may at times show market momentum, in which positive or negative performance may continue for a period of time for reasons unrelated to the fundamentals of the issuer. Because these securities may trade infrequently, the Fund may be unable to purchase or sell investments at favorable prices in response to cash inflows or outflows caused by timing activity.

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures regarding the disclosure of portfolio holdings is available in the Funds’ SAI. Each Fund also makes certain portfolio securities information available on its website which is accessed by using the Fund’s link at www.rbcgam.us. Within 15 days of month-end, each Fund’s top ten holdings and related weightings, the total number of Fund holdings and the Fund’s sector/industry weightings (all as of month-end) are posted until replaced by the next month’s information. Within 10 business days of calendar quarter-end, each Fund’s complete portfolio holdings and their weightings are posted until replaced by the next quarter’s information.

Shareholder Information

Distribution Arrangements/Sales Charges

This section describes sales charges and fees you will pay as an investor in the share classes offered by the Funds and ways to qualify for reduced sales charges. Class I shares of the Funds have no sales charges or distribution/service fees and, generally, have lower annual expenses than Class A shares.

	Class A	Class I
Sales Charge (Load)	Maximum sales charge of 4.25%. See Schedule below. CDSC of 1.00% on purchases of $1 million or more for redemptions within 12 months of purchase.	No sales charge.

Distribution and Service (12b-1) Fee	0.25%*	None

Fund Expenses	Higher annual expenses than Class I shares.	Lower annual expenses than Class A shares.

*

Under the 12b-1 Plan, Class A is authorized to pay expenses directly or reimburse the Distributor for costs and expenses incurred in connection with distribution and marketing of Fund shares subject to an annual limit of up to 0.50% of the average daily net assets attributable to Class A shares of a Fund. Currently, the Board of Trustees has approved an annual limit of 0.25% for Class A shares.

The class of shares that is better for you depends on a number of factors, including the amount you plan to invest and how long you plan to hold the shares. Your financial advisor can help you decide which class of shares is more appropriate for you.

Front-End Sales Charges. Front-end sales charges are imposed on sales of Class A shares of the Funds in this Prospectus at the rates listed in the table below. The sales charge decreases with larger purchases. For example, if you invest more than $100,000, or if your cumulative purchases or the value on your account is more than $100,000, then the sales charge is reduced. (See “Reducing the Initial Sales Charge on Purchases of Class A Shares,” below.) This sales charge will be waived for purchases (i) in accounts invested through wrap programs in which the RBC Funds participate, (ii) in accounts that transferred to an RBC Fund from a series of RBC Funds, Inc. upon the April 16, 2004 reorganization, (iii) in accounts in which Class R shares or Class C shares were converted to Class A shares, (iv) through “one-stop” mutual fund networks, (v) through trust companies and banks acting in a fiduciary, advisor, agency, custodial or similar capacity, or (vi) through group retirement plans. The amount paid for an investment, known as the “offering price,” includes any applicable front-end sales charges. There is no sales charge on reinvested dividends and distributions. Also shown in the table is the portion of the front-end sales charge that is paid to dealers expressed as a percentage of the offering price of a Fund’s shares.

	Sales Charges as a Percentage of

For Purchases:	Offering Price	Net Amount Invested	Dealer Concession as a % of Offering Price
Less than $100,000	4.25%	4.44%	4.00%
$100,000 but less than $250,000	3.50%	3.63%	3.00%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $750,000	2.00%	2.04%	1.60%
$750,000 but less than $1 million	1.50%	1.52%	1.20%
$1 million or more	0.00%*	0.00%	0.00%**

*	A 1.00% CDSC is imposed on redemptions within 12 months of a purchase of $1 million or more on which no front-end sales charge was paid. See “Contingent Deferred Sales Charge” below.
**	The Distributor may pay dealers up to 1.00% on investments made in Class A shares with no initial sales charge.

Shareholder Information

Reducing the Initial Sales Charge on Purchases of Class A Shares

Combining Accounts of Family Members. You may combine accounts in RBC Funds Class A shares of the Funds listed in this Prospectus and all other RBC Funds Class A shares offered in separate prospectuses in order to qualify for a reduced sales charge (load). The following types of accounts may be aggregated for purposes of reducing the initial sales charge.

•	Accounts owned by you and your immediate family (your spouse and your children under 21 years of age)

•	Single-participant retirement plan accounts owned by you or your immediate family

•	Trust accounts established by you or your immediate family

You need to provide your financial advisor with the information as to which of your accounts qualify as family accounts and this information should be included with your account application.

Letter of Intent. By signing a Letter of Intent (LOI) you can reduce your Class A sales charge. Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period. The LOI will apply to all purchases of RBC Class A shares of the Funds in this Prospectus and all other RBC Funds Class A shares offered in separate prospectuses. Any shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date. Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI. Shares equal to 5.75% of the amount of the LOI will be held in escrow during the 13-month period. If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect. This amount will be obtained from redemption of the escrow shares. Any remaining escrow shares will be released to you.

If you establish an LOI with RBC Funds you can aggregate your accounts as well as the accounts of your immediate family members. You will need to provide written instruction with respect to the other accounts whose purchases should be considered in fulfillment of the LOI.

Rights of Accumulation. For the purpose of qualifying for the lower sales charge rates that apply to larger purchases, you may combine your new purchase of Class A shares with shares of currently owned holdings in Class A shares of the Fund and all other RBC Funds Class A shares offered in separate prospectuses. The applicable sales charge for the new purchase is based on the total of your current purchase and the current value based on NAV of all other Class A shares you own. You may need to provide your financial advisor with account statements or other information to demonstrate that you qualify for a sales charge reduction.

PLEASE BE ADVISED THAT TO RECEIVE A REDUCTION IN THE INITIAL SALES CHARGE OF YOUR PURCHASES OF CLASS A SHARES OF THE RBC FUNDS, YOU MUST NOTIFY YOUR FINANCIAL ADVISOR AT THE TIME YOU PURCHASE YOUR SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT NOTIFY YOUR FINANCIAL ADVISOR THAT YOU MAY BE ELIGIBLE FOR A SALES CHARGE REDUCTION, YOU MAY NOT RECEIVE A REDUCTION TO WHICH YOU ARE OTHERWISE ENTITLED.

Contingent Deferred Sales Charges. A 1.00% CDSC is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a CDSC. For purposes of determining the CDSC, if you sell only some of your shares, shares that are not subject to any CDSC will be sold first, followed by shares that you have owned the longest. The CDSC is based on the initial offering price or the current sales price of the shares, whichever is less.

Shareholder Information

Waiving Contingent Deferred Sales Charges (Class A Shares). The contingent deferred sales charge on Class A shares may be waived in the following cases:

•	Redemptions due to death or disability of the shareholder

•	Redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary

•	Tax-free returns of excess contributions to IRAs

•

Permitted exchanges of shares between funds (However, if shares acquired in the exchange are subsequently redeemed within the period during which a contingent deferred sales charge would have applied to the initial shares purchased, the contingent deferred sales charge will not be waived.)

The contingent deferred sales charge on Class A shares may also be waived in the following two cases, if together such transactions do not exceed 12% of the value of an account annually:

•	Redemptions through a systematic withdrawal plan

•	Redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70½

The Funds do not provide additional information on sales charges on their website because the information is contained in the Prospectus, which is available on the Funds’ website at www.rbcgam.us.

Distribution and Service (12b-1) Fees

Each Fund has adopted a plan under Rule 12b-1. 12b-1 fees paid pursuant to the plan compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund’s shares and/or for providing shareholder services. Because 12b-1 fees are paid from Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The 12b-1 fees vary by share class as follows:

Class A Shares

Class A shares may pay a 12b-1 fee of up to 0.50% of the average daily net assets of a Fund. Up to 0.25% of this fee may be used for shareholder servicing. Under the 12b-1 Plan, Class A is authorized to pay directly or reimburse the Distributor in connection with distribution and marketing Fund shares subject to an annual limit of up to 0.50% of the average daily net assets attributable to Class A shares of a Fund. Currently, the Board of Trustees has approved an annual limit of 0.25% for 12b-1 fees for Class A shares.

Shareholder Servicing Plan

As of March 26, 2013, the Trust has adopted a Shareholder Servicing Plan (the “Servicing Plan”) that allows Class A and Class I shares of each Fund to pay service fees to firms that provide shareholder services (“Intermediaries”). Under the Servicing Plan, if an Intermediary provides shareholder services, including responding to shareholder inquiries and assisting shareholders with their accounts, the Fund may pay shareholder servicing fees to the Intermediary at an annual rate not to exceed 0.15%. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

Dividends, Distributions and Taxes

Dividends and Distributions. Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the

Shareholder Information

income and gains it distributes to you. Each Fund expects to declare dividends daily and distribute all of its net investment income, if any, to shareholders as dividends monthly. Each Fund will distribute net realized capital gains, if any, at least annually. Dividends will also be paid at any time during the month upon total redemption of shares in an account. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

Annual Statements. Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in October, November, or December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Funds make every effort to reduce the number of corrected forms mailed to you. However, if a Fund finds it necessary to reclassify its distributions or adjust the cost basis of any covered shares (defined below) sold or exchanged after you receive your tax statement, the Fund will send you a corrected Form 1099.

Avoid “Buying a Dividend.” At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Tax Considerations. Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends reported by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met. Because the income of each Fund is primarily derived from investments earning interest rather than dividend income, generally none or only a small portion of the income dividends paid to you by a Fund is anticipated to be qualified dividend income eligible for taxation by individuals at long-term capital gain tax rates.

If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.

Sale or Redemption of Fund Shares. You will recognize taxable gain or loss on a sale, exchange or redemption of your shares in a Fund based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over one year at the time you sell or exchange them. Beginning with the 2012 calendar year, a Fund will be required to report to you and the Internal Revenue Service annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also their cost basis for shares purchased or acquired on or after January 1, 2012 (“covered shares”). Cost basis will be calculated using the Funds’ default method of average cost, unless you instruct a Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial advisor or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected.

Medicare Tax. For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Shareholder Information

Backup Withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the Internal Revenue Service instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

State and Local Taxes. Fund distributions and gains from the sale or exchange of your Fund shares also may be subject to state, local and foreign taxes.

This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Organizational Structure

RBC Funds Trust, formerly known as Tamarack Funds Trust, was organized as a Delaware statutory trust on December 16, 2003. Overall responsibility for the management of RBC Funds Trust is vested in its Board of Trustees.

Investment Practices

This section discusses the types of investments which can be held by the Funds. Most of these securities and investment techniques are discretionary, which means that the Sub-Advisor can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds rely on the professional investment judgment and skill of Sub-Advisor and the individual portfolio managers. Please see “Description of Securities and Investment Practices” in the SAI for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases and credit card receivables or other securities backed by other types of receivables or other assets.

Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price at a future date. A Fund will sell only covered call and secured put options.

Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.

Convertible Securities: Bonds or preferred stock that can convert to common stock.

Corporate Debt Securities: May include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.

Currency Transactions: Strategies used to hedge against currency risks, for other risk management purposes or to increase income or gain to a Fund. These strategies may consist of use of any of the following: options on currencies, financial and currency futures, options on such futures, forward foreign currency transactions, forward rate agreements and currency swaps, caps and floors. The Funds may engage in such transactions in both U.S. and non-U.S. markets.

Credit Default Swaps (CDSs): A swap agreement between two parties pursuant to which one party pays the other a fixed periodic coupon for the specified life of the agreement. The other party makes no payment unless a credit event, relating to a predetermined reference asset, occurs. If such an event occurs, the party will then make a payment to the first party, and the swap will terminate.

Credit Linked Notes: An instrument in which an entity issues a structured note that is intended to replicate a corporate bond or portfolio of corporate bonds.

Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets which may be undergoing significant evolution and rapid developments.

Equity Securities: Shares of ownership of a company.

Foreign Investments: Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs) and American Depositary Securities.

Forwards: An agreement to buy or sell a specific amount of currency or rate or interest at a price set at the time of the contract.

High Yield/High Risk Securities/Junk Bonds: Securities that are generally rated below investment grade by the primary rating agencies or are unrated but are deemed by a Fund to be of comparable quality.

Investment Practices

Investment Company Securities: Shares of other investment companies, including money market funds for which the Advisor, Sub-Advisor and/or their affiliates serve as investment advisor or administrator. The Advisor will waive certain fees when investing in funds for which it serves as investment advisor, to the extent required by law.

Loan Assignments and Participations: Assignments of, or participations in, all or a portion of loans to corporations or to governments, including governments of less developed countries.

Options and Futures Transactions: A Fund may purchase and sell (a) exchange traded and over-the-counter put and call options on securities, indexes of securities and futures contracts on securities, indexes of securities, interest rate futures contracts and interest rate swaps and (b) futures contracts on securities and indexes of securities.

Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

Short Selling: A Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.

Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions.

Structured Investments: A security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security.

Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties and may include credit default swaps, currency swaps, interest rate swaps and total return swaps. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.

Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other frequency and which may be payable to a Fund on demand or at the expiration of a specified term.

When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.

Financial Highlights

The following tables are intended to help you understand each Fund’s financial performance since the Fund’s inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund assuming reinvestment of all dividends and distributions. This information has been audited by Deloitte & Touche LLP, whose Report of Independent Registered Public Accounting Firm, along with each Fund’s financial statements, is included in the Funds’ Annual Report, which is available free of charge at www.rbcgam.us or by calling 1-800-422-2766.

RBC BlueBay Emerging Market Select Bond Fund – Class I

	For the Year Ended September 30, 2013	For the Period Ended September 30, 2012(a)
Per Share Operating Performance:
Net asset value, beginning of period	$10.88	$10.00
Net investment income(b)	0.30	0.24
Realized and unrealized gains (losses)	(0.78)	0.91
Total from investment activities	(0.48)	1.15

Distributions:
Net investment income	(0.11)	(0.27)
Realized gains	(0.18)	—
Return of capital	(0.19)	—
Total distributions	(0.48)	(0.27)
Net asset value, end of period	$9.92	$10.88

Total Return:(c)	(4.70)%	11.60	%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	1.00%	1.00	%(e)
Ratio of Net Investment Income to Average Net Assets	2.79%	2.76	%(e)
Ratio of Expenses to Average Net Assets*	1.10%	1.59	%(e)
Net assets, end of period (in thousands)	$185,882	$122,097
Portfolio turnover	203%	110%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

(a)	For the period from November 30, 2011 (commencement of operations) to September 30, 2012.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(d)	Not Annualized.
(e)	Annualized.

Financial Highlights

RBC BlueBay Emerging Market Corporate Bond Fund – Class I

	For the Year Ended September 30, 2013	For the Period Ended September 30, 2012(a)
Per Share Operating Performance:
Net asset value, beginning of period	$10.91	$10.00
Net investment income(b)	0.43	0.37
Realized and unrealized gains (losses)	(0.60)	0.91
Total from investment activities	(0.17)	1.28

Distributions:
Net investment income	(0.44)	(0.37)
Realized gains	(0.62)	—
Total distributions	(1.06)	(0.37)
Net asset value, end of period	$9.68	$10.91

Total Return:(c)	(1.98)%	13.06	%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	1.15%	1.15	%(e)
Ratio of Net Investment Income to Average Net Assets	4.18%	4.24	%(e)
Ratio of Expenses to Average Net Assets*	1.96%	3.10	%(e)
Net assets, end of period (in thousands)	$18,927	$17,623
Portfolio turnover	182%	151%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

(a)	For the period from November 30, 2011 (commencement of operations) to September 30, 2012.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(d)	Not Annualized.
(e)	Annualized.

Financial Highlights

RBC BlueBay Global High Yield Bond Fund – Class I

	For the Year Ended September 30, 2013	For the Period Ended September 30, 2012(a)
Per Share Operating Performance:
Net asset value, beginning of period	$10.76	$10.00
Net investment income(b)	0.60	0.53
Realized and unrealized gains (losses)	(0.02)	0.76
Total from investment activities	0.58	1.29

Distributions:
Net investment income	(0.60)	(0.53)
Realized gains	(0.39)	—
Total distributions	(0.99)	(0.53)
Net asset value, end of period	$10.35	$10.76

Total Return:(c)	5.54%	13.16	%(d)
Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	0.95%	0.95	%(e)
Ratio of Net Investment Income to Average Net Assets	5.64%	6.15	%(e)
Ratio of Expenses to Average Net Assets*	1.52%	2.40	%(e)
Net assets, end of period (in thousands)	$29,519	$22,624
Portfolio turnover	117%	87%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

(a)	For the period from November 30, 2011 (commencement of operations) to September 30, 2012.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(d)	Not Annualized.
(e)	Annualized.

Financial Highlights

RBC BlueBay Global Convertible Bond Fund – Class I

	For the Year Ended September 30, 2013	For the Period Ended September 30, 2012(a)
Per Share Operating Performance:
Net asset value, beginning of period	$10.63	$10.00
Net investment income(b)	0.24	0.22
Realized and unrealized gains (losses)	1.23	0.64
Total from investment activities	1.47	0.86

Distributions:
Net investment income	(0.24)	(0.23)
Realized gains	(0.22)	—
Total distributions	(0.46)	(0.23)
Net asset value, end of period	$11.64	$10.63

Total Return:(c)	14.20%	8.65	%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	1.00%	1.00	%(e)
Ratio of Net Investment Income to Average Net Assets	2.18%	2.56	%(e)
Ratio of Expenses to Average Net Assets*	1.77%	2.89	%(e)
Net assets, end of period (in thousands)	$18,663	$16,778
Portfolio turnover	91%	25%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

(a)	For the period from November 30, 2011 (commencement of operations) to September 30, 2012.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(d)	Not Annualized.
(e)	Annualized.

Financial Highlights

RBC BlueBay Absolute Return Fund – Class I

	For the Period Ended September 30, 2013(a)
Per Share Operating Performance:
Net asset value, beginning of period	$10.00
Net investment income(b)	0.11
Realized and unrealized gains (losses)	0.12
Total from investment activities	0.23

Distributions:
Net investment income	(0.02)
Realized gains	—	(c)
Return of capital	(0.06)
Total distributions	(0.08)
Net asset value, end of period	$10.15

Total Return:(d)	2.31	%(e)

Ratios to Average Net Assets:

Ratio of Net Expenses to Average Net Assets	0.95	%(f)
Ratio of Net Investment Income to Average Net Assets	1.27	%(f)
Ratio of Expenses to Average Net Assets*	0.97	%(f)

Net assets, end of period (in thousands)	$508,871
Portfolio turnover	338%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

(a)	For the period from November 30, 2012 (commencement of operations) to September 30, 2013.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Less than $0.01 or $(0.01) per share.
(d)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(e)	Not Annualized.
(f)	Annualized.

Privacy Policy

RBC Funds
Notice of Privacy Policy & Practices

The RBC Funds recognize and respect the privacy concerns and expectations of our customers, including individuals who provide their nonpublic personal information to the RBC Funds but do not invest in the Funds’ shares.

We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the RBC Funds.

Collection of Customer Information	We collect nonpublic personal information about our customers from the following sources:

	•	Account Applications and Other Forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;

	•	Account History, including information about the transactions and balances in a customer’s accounts; and

	•	Correspondence, written, telephonic or electronic between a customer and the Fund or service providers to the RBC Funds.

Disclosure of Customer Information	We may disclose all of the information described above to certain third parties who are not affiliated with the Funds under one or more of these circumstances:

	•	As Authorized — if you request or authorize the disclosure of the information.

•

As Permitted by Law — for example, sharing information with companies who maintain or service customer accounts for the RBC Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

	•	Under Joint Agreements — we may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

Security, Safeguarding and Destruction of Customer Information and Reports	We require service providers to the RBC Funds:

	•	To maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of, the RBC Funds;

	•	To maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the RBC Funds;

	•	To maintain physical, electronic and procedural safeguards for the proper disposal of consumer report information, as defined in Rule 30(b)(1)(ii) of Regulation S-P.

Delegation

The RBC Funds have delegated the responsibility to implement appropriate written procedures for such safeguarding and disposal of consumer report information and records to the Funds’ transfer agent and/or any other service provider who may come into possession of such information.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the RBC Funds.

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Funds’ Reports to shareholders contain additional information on the Funds’ investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

You can get free copies of the Reports and the SAI, or request other information and discuss your questions about the Funds by contacting a broker that sells the Funds, or contacting the Funds at:

RBC Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
Telephone: 1-800-422-2766

You may also visit the Funds’ website at www.rbcgam.us for a free copy of the Funds’ Prospectus, SAI or Reports.

Information from the Securities and Exchange Commission:

You can review and obtain copies of Fund documents from the SEC as follows:

In person:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-551-8090.)

By mail:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-1520
(The SEC charges a fee to copy any documents.)

On the EDGAR database via the Internet:

www.sec.gov

By electronic request:

publicinfo@sec.gov

(The SEC charges a fee to copy any documents.)

Investment Company Act File No. 811-21475.

RBC BB PROSP 11/13